Fund Name	Ticker	Exchange
Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April	CBTA	BZX

Prospectus April 1, 2025

The fund listed above (the "Fund") is a series of the Calamos ETF Trust (the "Trust") and an exchange-traded fund ("ETF"). The Fund lists and principally trades its shares on the CBOE BZX Exchange, Inc. (the "Exchange").

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As described in more detail in the Fund's summary, the Fund seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant ("BRRNY") ("Spot bitcoin") up to a predetermined upside cap (the "Upside Cap" or "Cap") while seeking to provide protection against a loss exceeding 20% (before total fund operating fees and expenses) of the price of Spot bitcoin over a period of approximately one (1) year (the "Outcome Period"). The Fund will not invest directly in bitcoin. Instead, the Fund seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of Spot bitcoin by investing in options that reference the price performance of one or more underlying exchange-traded products ("Underlying ETPs") which, in turn, own bitcoin and/or one or more indexes that are designed to track the price of bitcoin ("Bitcoin Index").

•  Upside Cap: A pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. The Cap is determined before total fund operating fees and expenses. The Cap is expected to change at the beginning of each new Outcome Period.

•  Floor: The Fund seeks to provide protection against a loss exceeding 20% (by providing a floor against the negative price return of Spot bitcoin exceeding 20%) prior to taking into account any fees or expenses charged to the Fund. When the Fund's annualized management fee of 0.69% of the Fund's average daily net assets is taken into account, the Floor is 20.69%. There is no guarantee the Fund will be successful in providing the sought-after downside protection.

•  Outcome Period: The approximate one (1) year period over which the Fund seeks to produce the Capital Protected Target Outcome. Subsequent Outcome Periods are expected to begin on the day the prior Outcome Period ends and to end the day before the one (1) year anniversary of the then-current Outcome Period.

•  Together, the Upside Cap, Floor, and Outcome Period makeup the Target Outcome Floor Strategy (alternatively, the "Target Outcome").

•  The Target Outcome may not be achieved, and investors may lose some or all of their money. The Fund is designed to achieve the Target Outcome only if an investor buys on the first day of the Outcome Period and holds the Fund until the end of the Outcome Period.

•  If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Floor level (i.e., losses exceeding 20%) and they may not experience gains up to the Cap.

•  Investors considering purchasing shares after the beginning of the Outcome Period or considering selling their shares prior to the end of the Outcome Period should visit the Fund's website at www.calamos.com for important information and considerations regarding the Fund's potential outcomes.

•  In periods of extreme market volatility, or during market disruption events, the Fund's ability to offset investor losses via the Floor level or provide a return up to the stated Upside Cap may be impaired.

•  The Fund will not terminate upon reaching the end of an Outcome Period. Rather, the Fund will rebalance, entering into a new set of options positions, thereby establishing a new Outcome Period, with a new Cap, and reset Floor level.

•  The Fund has characteristics unlike many traditional investment products and may not be suitable for all investors. The Fund is only appropriate for shareholders willing to bear losses, including some or all of their investment.

Table of Contents

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April	1
Other Important Information Regarding Fund Shares	44
Additional Information About Investment Strategies and Related Risks	45
Fund Facts	88
Who Manages the Fund?	88
How to Buy and Sell Shares	89
Dividends, Other Distributions and Taxes	91
Net Asset Value	95
Fund Service Providers	96
Premium/Discount Information	96
Investments by Other Investment Companies	96
Financial Highlights	98
Other Information	99

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Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

Investment Objective

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April (the "Fund") seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant ("BRRNY") ("Spot bitcoin").

As described below, the Fund seeks to achieve its investment objective through investments in over-the-counter Options ("OTC Options") and/or, if and when available, FLexible EXchange Options ("FLEX Options") and/or listed exchange traded options ("Listed Options"). The FLEX Options and/or Listed Options will each reference the price performance of (A) one or more of the iShares Bitcoin Trust ETF (IBIT), Grayscale Bitcoin Mini Trust ("BTC"), Bitwise Bitcoin ETF ("BITB"), Fidelity® Wise Origin® Bitcoin Fund ("FBTC") and ARK 21 Shares Bitcoin ETF ("ARKB") (each an "Underlying ETP" and collectively, the "Underlying ETPs") which, in turn, own bitcoin that is held by a bitcoin custodian in each instance on behalf of the respective Underlying ETPs and/or (B) one or more indexes that are designed to track the price of bitcoin ("Bitcoin Index") up to a cap of 51.76% (the "Cap"), while seeking to provide a Floor with protection against a loss exceeding 20% of the negative price return of Spot bitcoin (before total fund operating fees and expenses) over the Outcome Period for the period from April 7, 2025 through April 6, 2026.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments):

Management Fees	0.69%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.69%

1  "Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:
Year 1	Year 3
$70	$221

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

PROSPECTUS | April 1, 2025

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of Spot bitcoin up to the Cap over a specified period of time of approximately one (1) year (the "Outcome Period"), while seeking to provide protection against decreases in the price of Spot bitcoin exceeding 20% (the "Floor") over the same Outcome Period (before taking total fund operating fees and expenses into account). The "Spot bitcoin price" for determining the Cap for any Outcome Period will be determined by taking the BRRNY as of the first day of the Outcome Period. The BRRNY is a once a day benchmark index price for bitcoin that aggregates trade data from multiple bitcoin-USD markets operated by major cryptocurrency exchanges that conform to the CME CF Constituent Exchange Criteria.1

The Fund seeks to provide protection against a loss exceeding 20% (by providing a Floor against the negative price return of Spot bitcoin exceeding 20%) prior to taking into account any fees or expenses charged to the Fund. A Floor provides no initial downside protection, but instead provides protection against a price decline that exceeds a certain percentage over the entirety of an Outcome Period.

If, for example, the Floor is 20% and the price of Spot bitcoin declines by 8% over an Outcome Period, an investor would not receive any protection from the Floor because the decline was not greater than 20%.

If, by contrast, the decline of the price of Spot bitcoin over the Outcome Period was 32%, the Floor feature is designed to limit that investor's loss to only 20% of Spot bitcoin's price decline (before total fund operating fees and expenses) over the Outcome Period. The Floor percentage (in this case, 20%) should therefore not be understood to apply to any given level of loss. Thus, a 32% decline in the price of Spot bitcoin over an Outcome Period would not entitle the investor to protection against 80% of that loss (and therefore would not entitle the investor to protection against all but 6.4% of that loss).

Based on market conditions and other factors at the commencement of the Outcome Period, Calamos Advisors LLC ("Calamos Advisors" or the "Advisor") seeks to provide investment exposure to the price performance of Spot bitcoin through various means of portfolio construction and management, including the two methods/approaches as may be implemented by the Advisor in its discretion as described below.

In the first method/approach, the Fund's portfolio will be comprised of options, cash and cash equivalents, and U.S. Treasuries. Under this approach, and under normal market conditions, the Fund will invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less (the "Treasury Portfolio"), cash and cash equivalents, over-the-counter Options ("OTC Options") and, if and when available, FLexible EXchange Options ("FLEX Options") and/or listed exchange traded options ("Listed Options"). The FLEX Options and/or Listed Options will each reference the price performance of (A) one or more of the iShares Bitcoin Trust ETF (IBIT), Grayscale Bitcoin Mini Trust ("BTC"), Bitwise Bitcoin ETF ("BITB"), Fidelity® Wise Origin® Bitcoin Fund ("FBTC") and ARK 21 Shares Bitcoin ETF ("ARKB") (each an "Underlying ETP" and collectively, the "Underlying ETPs") and/or (B) one or more indexes that are designed to track the price of bitcoin ("Bitcoin Index").

In the second method/approach, the Fund's portfolio will be comprised of options and cash and cash equivalents. Under this approach, and under normal market conditions, the Fund will invest substantially all of its assets in cash and cash equivalents and, if and when available, FLEX Options and/or Listed Options. The FLEX Options and/or Listed Options will each reference the price performance of one or more of the Underlying ETPs and/or Bitcoin Index.

With respect to each method/approach described above, each of the Underlying ETPs has as a primary investment objective to seek investment results that generally correspond to the price performance of bitcoin (as measured to a stated index or defined bitcoin reference rate) and therefore the performance of the Underlying ETPs and/or Bitcoin index is expected to be positively correlated to the price performance of Spot bitcoin. Each Bitcoin Index will be designed to track the price performance of bitcoin and therefore each Bitcoin Index is expected to be positively correlated to the price performance of Spot bitcoin.

1  The Constituent Exchange Criteria requires each Constituent Exchange to implement policies and procedures designed to ensure fair and transparent market conditions and to identify and impede illegal, unfair or manipulative trading practices. Additionally, each Constituent Exchange must comply with, among other things, capital market regulations, money transmission regulations, client money custody regulations, know-your-client regulations and anti-money laundering regulations.

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

If and when they become available, the Fund intends to utilize either FLEX Options and/or Listed Options in place of all OTC Options. The Fund will not invest directly in bitcoin. Instead, the Fund seeks to track the positive price return of Spot bitcoin by investing in options that reference the price performance of one or more of the Underlying ETPs which, in turn, own bitcoin and/or options that reference one or more Bitcoin Indexes. The portfolio of options utilized by the Advisor may consist of options on one or more of the Underlying ETPs and/or Bitcoin Index at the determination of the Advisor based on then- current market factors.

Each Underlying ETP issues shares representing fractional undivided beneficial interests in its net assets. The assets of each Underlying ETP consist primarily of bitcoin held by a custodian on behalf of the Underlying ETP. The Underlying ETPs seek to reflect generally the performance of the price of bitcoin. Each Underlying ETP seeks to reflect such performance before payment of the Underlying ETP's expenses and liabilities. The shares of each Underlying ETP are backed by the assets of the respective Underlying ETP and are intended to constitute a simple means of making an investment similar to an investment in bitcoin rather than by acquiring, holding and trading bitcoin directly on a peer-to-peer or other basis or via a digital asset trading platform. See "The Underlying ETPs" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETPs. It is important that you understand these characteristics before making an investment in the Fund.

The Fund may use OTC Options and, if and when available, FLEX Options and/or Listed Options (each such method/approach, as applicable, an "Options Portfolio"), U.S. Treasury securities with remaining maturities of one (1) year or less, if applicable, and cash and cash equivalents to employ a "target outcome floor strategy". Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security, commodity or index. The pre-determined outcomes sought by the Fund, which include a Floor to limit losses (before total fund operating fees and expenses) in Spot bitcoin (the "Floor") and upside participation to a stated cap (before total fund operating fees and expenses) (the "Cap"), are based on the price performance of Spot bitcoin over an Outcome Period. As noted above, each type of option or a combination of each such options are expected to be used by the Fund if and when they do become available.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the price of Spot bitcoin appreciates over the Outcome Period, the OTC Options and, if and when available, FLEX Options and/or Listed Options held by the Fund seek to provide upside participation tracking that of Spot bitcoin, up to a Cap that is determined at the start of the Outcome Period, by taking the BRRNY price as of the first day of the Outcome Period.

•  If the price of Spot bitcoin decreases over the Outcome Period, the U.S. Treasury securities with remaining maturities of twelve (12) months or less, cash and cash equivalents, FLEX Options and/or Listed Options held by the Fund (depending on which method/approach the Advisor employs) seek to provide protection against 80% of such losses (i.e., 20% maximum loss target or "Floor", prior to taking into account total fund operating fees and expenses).

The Fund does not seek to provide the capital protection described herein as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on April 7, 2025, through April 6, 2026, the Cap is 51.76% and the Floor is 20%. When the Fund's total fund operating fees and expenses are taken into account, the Cap is 51.07% and the Floor is 20.69%. The Cap and Floor will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from April 7, 2025 through April 6, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund determines a new cap rate for Spot bitcoin and resets by investing in a new set of OTC Options and, if and when available, FLEX Options and/or Listed Options that are designed to provide returns in order to meet the new Cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions

PROSPECTUS | April 1, 2025

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

at the beginning of each Outcome Period. The Floor will remain the same for each Outcome Period. The Floor and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund is expected to be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the OTC Options and, if and when available, FLEX Options and/or Listed Options and U.S. Treasury securities, if applicable, it held for that Outcome Period. It will then invest in a new series of OTC Options and, if and when available, FLEX Options and/or Listed Options and U.S. Treasury securities, if applicable, with an expiration date, in the case of the options, and a maturity date in the case of the U.S. Treasury securities, if applicable, of approximately one (1) year in the future, and a new Outcome Period will begin. Each of the OTC Options' and, if and when available, FLEX Options' and/or Listed Options' value is ultimately derived from the performance of the Underlying ETP's share price during that time or, in the case of options that reference the Bitcoin Index, the performance of such index during that time. As the terms of the OTC Options, FLEX Options and Listed Options do not generally change during an Outcome Period, the outcomes, including the Cap and Floor discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Floor may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Floor provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the price of Spot bitcoin during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Floor level (i.e., losses exceeding 20%) and they may not experience gains up to the Cap. See "Floor and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Floor. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that track the price of Spot bitcoin, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period.

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to Spot bitcoin. As described herein, the investments that the Fund intends to utilize for its 80% investment policy may include OTC Options and/or, if and when available, FLEX Options and/or Listed Options in one or more of the Underlying ETPs and/or Bitcoin Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary (a "Subsidiary"), organized under the laws of the Cayman Islands. Investment in the Subsidiary is expected to provide the Fund with exposure to Spot bitcoin within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and Internal Revenue Service

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

guidance. The Subsidiary may invest primarily in derivative instruments, including options on the Underlying ETPs and/or Bitcoin Index.

The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure, custody, and leverage on an aggregate basis with the Subsidiary. Except as noted herein, for purposes of this Prospectus, references to the Fund's investment strategies and risks include those of the Subsidiary.

Explanation of diagram — First Method/Approach:

The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the performance of one or more Underlying ETPs and/or Bitcoin Index, and the solid line represents the return profile gross of total fund operating fees and expenses sought by the Fund in relation to the indicated performance of the Underlying ETPs and/or Bitcoin Index. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETPs and/or Bitcoin Index. References to the Bitcoin Reference Asset in the charts below are intended to refer to the Underlying ETPs and/or Bitcoin Index. The portfolio of options utilized by the Advisor may consist of options on one or more of the Underlying ETPs and/or Bitcoin Index at the determination of the Advisor based on then current market factors.

The Advisor seeks to provide investment exposure to the price performance experienced by Spot bitcoin by investing in options referencing one or more Underlying ETPs and/or Bitcoin Index while seeking to limit losses against significant decreases in the price of one or more of the Underlying ETPs and/or Bitcoin Index through the protection layer provided by the Fund's Treasury Portfolio. The Advisor seeks to specifically select the strike price for each contract in the Options Portfolio such that if the options were exercised on the expiration date (the final day of the option term set at approximately one (1) year), the Fund's

PROSPECTUS | April 1, 2025

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

portfolio would experience the price return of Spot bitcoin subject to a maximum gain on the price performance of Spot bitcoin over the duration of the options contracts and would seek to be protected from losses to the extent of the value of the Treasury Portfolio.

PORTFOLIO INVESTMENT	INVESTMENT TERMS	PORTFOLIO INVESTMENT PERCENTAGE	TARGET PORTFOLIO MATURITY
Treasury Portfolio	Multiple series of U.S. Treasury Bills supported by full faith and credit of U.S. government	Approximately 77% at the time of investment	12 months
Purchased call option contracts on Underlying ETPs and/or Bitcoin Index

"At-the-money" (i.e., strike price equal to the current bitcoin reference asset market price) call options at approximately 100% of the respective Underlying ETPs and/or Bitcoin Index price at the time of investment

		Approximately 35% at the time of investment	12 months
Sold call option contracts on Underlying ETPs and/or Bitcoin Index	"Out-of-the-money" (i.e., strike price is more than the current bitcoin reference asset market price) options used to help fund purchased call option contracts	Approximately -12% at the time of investment	12 months

1  Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April Bitcoin Reference Price: The dotted grey line represents the Bitcoin reference price. The price at the origin of the axes represents the Bitcoin reference price at the beginning of the subject current Outcome Period.

2.  Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April Floor Layer: The grey line represents the Floor Layer. The Fund purchases multiple series of U.S. Treasury securities with weighted average maturities of approximately twelve (12) months or less to provide the protection level. In the event that the price of Spot bitcoin, and correspondingly the Underlying ETPs and/or Bitcoin Index decrease in value over the duration of the option contracts to a price that is lower than the strike price of the option contract, the Fund's options positions would not be exercised and the Fund's value would be comprised primarily of the U.S. Treasury securities, cash and cash equivalents. The U.S. Treasury securities held by the Fund are intended to provide the Floor protection against decreases in the price of Spot bitcoin of more than 20%. There is no guarantee that the portion of the Fund's portfolio consisting of U.S. Treasury securities will retain sufficient value to provide the level of portfolio protection sought by the Fund. The value of the Fund's holdings in U.S. Treasury securities may increase (providing a higher protection level and therefore more protection to shareholders) or decrease (providing a lower protection level and therefore less protection to shareholders).

3.  Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April Capped Upside Layer (the "Cap"): The black line represents the capped upside layer — The Fund simultaneously enters into long at-the-money call options related to one or more of the Underlying ETPs and/or Bitcoin Index, and a short out-of-the money call option (to help offset the cost of the long call Options), which allows the Fund's participation in the upside price movement of Spot bitcoin to a specific cap rate. The Fund's sold options effectively set an upper limit on the Fund's possible performance relative to the Underlying ETPs and/or Bitcoin Index by selling the Fund's ability to participate in increases in the share price of each of the Underlying ETPs and/or Bitcoin Index beyond the strike price of the sold call options over the duration of the Outcome Period and setting a limit on the Underlying ETPs and/or Bitcoin Index price performance gains for the duration of the Outcome Period. The strike price for the sold call options is dependent upon prevailing market conditions at the times the Fund originally enters into the options contracts. There can be no guarantee that the Options Portfolio, Underlying ETPs and/or Bitcoin Index will perform as expected.

While the Advisor will seek to invest the Fund's portfolio in OTC options and, if and when available, FLEX Options and/or Listed Options and U.S. Treasury securities, each with twelve (12) months expiration in the case of options, or twelve (12) months or less maturities in the case of U.S. Treasury securities, these expiration and maturity dates may not be precisely twelve (12) months as a result of market conditions at the time of purchase. In addition, the percentage of the U.S. Treasury securities

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

and the OTC Options and, when and if available, FLEX Options and/or Listed Options that are established at the time of purchase may be greater than or less than the sought-after allocation of the Fund's net assets between U.S. Treasuries and OTC Options and when and if available FLEX Options and/or Listed Options, due to market conditions at the time of executing the Fund's OTC Options and FLEX Options and/or Listed Options portfolio. While the Advisor will target a U.S. Treasury securities portfolio value as a percentage of the Fund's net assets at the time of entering into the OTC Options and when and if available FLEX Options and/or Listed Options, the value of the Treasury Portfolio will also increase and decrease due to market conditions over the Outcome Period.

The Chart below represents the Capped upside as a dotted line and the solid line shows the Fund's gross return not falling to less than the Floor percentage based on the capital protection strategy.

Explanation of diagram — Second Method/Approach:

The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the performance of one or more Underlying ETPs and/or Bitcoin Index, and the solid line represents the return profile gross of total fund operating fees and expenses sought by the Fund in relation to the indicated performance of the Underlying ETPs and/or Bitcoin Index. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETPs and/or Bitcoin Index. References to the Bitcoin Reference Asset in the charts below are intended to refer to the Underlying ETPs and/or Bitcoin Index. The portfolio of options utilized by the Advisor may consist of options on one or more of the Underlying ETPs and/or Bitcoin Index at the determination of the Advisor based on then current market factors.

PROSPECTUS | April 1, 2025

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

The Advisor seeks to provide investment exposure to the price performance experienced by Spot bitcoin by investing in options referencing one or more Underlying ETPs and/or Bitcoin Index while seeking to limit losses against significant decreases in the price of the Spot bitcoin through the protection layer provided by an at-the-money put option on the Underlying ETPs and/or Bitcoin Index. The Advisor seeks to specifically select the strike price for each contract in the Options Portfolio such that if the options were exercised on the expiration date (the final day of the option term set at approximately one (1) year), the Fund's portfolio would experience the price return of Spot bitcoin subject to a maximum gain on the price performance of Spot bitcoin over the duration of the options contracts and would seek to be protected from losses to the extent of the value of the at-the-money put option.

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

PORTFOLIO INVESTMENT	INVESTMENT TERMS	PORTFOLIO INVESTMENT PERCENTAGE	TARGET PORTFOLIO MATURITY
Purchased deep in-the-money call option contracts on Underlying ETPs and/or Bitcoin Index

Involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide approximately full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright.

		Approximately 99-100% at the time of investment	12 months
Purchased at-the-money put option contracts on Underlying ETPs and/or Bitcoin Index

Involves purchasing an at-the-money put option, which produces protection equal to 80% (from -20% to -100%) of losses (before total fund operating fees and expenses) of the price return of the reference asset, over the Outcome Period.

		Approximately 10% at the time of investment	12 months
Sold out-of-the-money call option contracts on Underlying ETPs and/or Bitcoin Index

Involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

		Approximately -10% at the time of investment	12 months

1.  Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide approximately full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright.

2.  Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April Floor: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 80% of the negative price return (before total fund operating fees and expenses) of the price of Spot bitcoin over the Outcome Period.

3.  Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April Upside Protection Layer: The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed. There can be no guarantee that the Options Portfolio, Underlying ETPs and/or Bitcoin Index will perform as expected. The black line represents the capped upside layer.

PROSPECTUS | April 1, 2025

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

The Chart below represents the Capped upside as a dotted line and the solid line shows the Fund's gross return not falling to less than the Floor percentage based on the capital protection strategy.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Floor and Cap — First Method/Approach

The Fund seeks to provide protection against a loss exceeding 20% (by providing a floor against losses (before total fund operating fees and expenses) of the price of Spot bitcoin at the end of each Outcome Period as measured by the BRRNY. When the Fund's total fund operating fees and expenses are also taken into account, the Floor level is 20.69%. The Floor level will be further impacted by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay total fund operating fees and expenses incurred by the Fund, the Floor level may be further reduced. The Fund does not seek to provide the capital protection described herein as of any time other than the end of the Outcome Period.

The Fund purchases multiple series of U.S. Treasury securities with weighted average maturities of approximately twelve (12) months or less to provide the protection level. In the event that the price of Spot bitcoin, and correspondingly the Underlying ETPs and/or Bitcoin Index decrease in value over the duration of the option contracts to a price that is lower than the strike price of the option contract, the Fund's options positions would not be exercised and the Fund's value would be comprised primarily of the U.S. Treasury securities and cash and cash equivalents. The U.S. Treasury securities and cash and cash equivalents held by the Fund are intended to provide the downside protection against decreases in the price of Spot bitcoin of more than 20%.

The Floor will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay total fund operating fees and expenses incurred by the Fund, the Floor level may be further reduced. The Fund does not seek to provide the capital protection described herein as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the BRRNY's price performance. As the BRRNY's prices and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Floor for the Outcome Period are fixed levels that are calculated in relation to the BRRNY price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Floor reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the BRRNY's value, and the Floor will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Floor because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Floor ). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the BRRNY's price has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and Floor relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide 80% protection against the negative price return experienced by the price of Spot bitcoin (before total fund operating fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the Floor and Cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a Cap for each Outcome Period, determined by taking the Spot bitcoin price as of the first day of the Outcome Period, calculated (before total fund operating fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If Spot bitcoin, experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price of Spot bitcoin, the Cap (net of total fund operating fees and expenses) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, spot bitcoin and the BRRNY volatility, and, by way of example, the relationship of long and short calls on the OTC options and, if and when available, FLEX Options and/or Listed Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Target Outcome Floor, the Fund will engage in investment strategies to purchase U.S. Treasury securities, and purchase and sell a series of OTC call Options and, if and when available, FLEX Options and/or Listed Options on or around the last business day of the month prior to the beginning of an Outcome Period. The Fund's purchased call options are intended to provide the Fund exposure to the price return of Spot bitcoin through the Underlying ETPs and/or Bitcoin Index (gains and losses) starting at 100% of the BRRNY. The Options Portfolio, through these purchased call options, seeks to provide investment returns that track the performance of Spot bitcoin. As the purchaser of these derivative positions, the Fund is obligated to pay, in the case of options, a premium to the seller of those options in addition to paying other specified transaction costs. The Fund also sells call options to help pay the premium of the purchased call options that allow the Fund's participation in the Underlying ETPs and/or Bitcoin Index price performance. The Fund's sold call options effectively sell the Fund's ability to participate in increases in the share price of the Underlying ETPs and/or Bitcoin Index beyond the strike price of the sold call options over the duration of the Options Portfolio and sets an upper limit (the Cap) on the Fund's ability to participate in the price performance gains for the duration of the options contracts (the Target Outcome Period). The strike price for the sold call options (i.e., the Cap) is dependent upon prevailing market conditions at the times the Fund originally enters into the call options contracts. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares

PROSPECTUS | April 1, 2025

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Floor. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of Spot bitcoin. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of derivative transactions and U.S. Treasury securities to achieve the stated Floor, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full Floor (i.e., losses greater than 20%), because the Fund may not be able to trade or exercise existing OTC Options, and when and if available FLEX Options and/or Listed Options or may not receive timely payment from its counterparties. In addition, while the Advisor will target a U.S. Treasury securities portfolio value as a percentage of the Fund's net assets at the time of entering into the OTC Options and when and if available FLEX Options and/or Listed Options the value of the Treasury Portfolio and any cash and cash equivalents will also increase and decrease due to market conditions over the Outcome Period. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will seek to invest in both purchased and written call OTC Options, and if and when available, purchased and written call FLEX Options and purchased put FLEX Options and/or Listed Options that reference the Underlying ETPs and/or Bitcoin Index. Because the value of the Fund is based on options that reference the Underlying ETPs and/or Bitcoin Index and not the Underlying ETPs and/or Bitcoin Index directly, variations in the value of such derivative positions impact the correlation between the Fund's NAV and the price of the Underlying ETPs and/or Bitcoin Index. As noted above, each type of option or a combination of each such options are expected to be used by the Fund if and when they do become available.

The BRRNY is calculated by CF Benchmarks Ltd. ("CF Benchmarks") based on an aggregation of executed trade flow of major bitcoin spot exchanges. BRRNY is designed to reflect the performance of bitcoin in U.S. dollars and currently uses substantially the same methodology as the CME CF Bitcoin Reference Rate ("BRR"), including utilizing the same six bitcoin exchanges, which is the underlying rate to determine settlement of CME bitcoin futures contracts, except that BRRNY is calculated as of 4:00 p.m. Eastern time ("ET"), whereas the BRR is calculated as of 4:00 p.m. London time.

BRRNY was developed by CF Benchmarks and has a limited performance history. Although BRRNY is based on materially the same methodology (except calculation time) as the BRR, which was first introduced in November 2016, BRRNY itself has only been in operation since February 2022, and it has only featured its current roster of Constituent Exchanges since May 2022. A longer history of actual performance through various economic and market conditions would provide greater and more reliable information for an investor to assess BRRNY's performance. CF Benchmarks has substantial discretion at any time to change the methodology used to calculate BRRNY, including the spot markets that contribute prices to the Trust's NAV. CF Benchmarks does not have any obligation to take the needs of the Trust, the Trust's Shareholders, or anyone else into consideration in connection with such changes. There is no guarantee that the methodology currently used in calculating BRRNY will appropriately track the price of bitcoin in the future.

Many of the digital asset trading venues that facilitate the buying and selling of bitcoin and other digital assets and that are used by BRRNY refer to themselves as "exchanges," but they are not registered with, or supervised by, the SEC or CFTC and do not meet the regulatory standards of a national securities exchange or designated contract market. For these reasons, among others, purchases and sales of bitcoin may be subject to temporary distortions or other disruptions due to various factors, including the lack of liquidity in the markets and government regulation and intervention. These circumstances could affect the price of bitcoin used in Index calculations and, therefore, could adversely affect the bitcoin price as reflected by BRRNY.

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

BRRNY is based on various inputs which include price data from various third-party bitcoin spot markets. CF Benchmarks does not guarantee the validity of any of these inputs, which may be subject to technological error, manipulative activity, or fraudulent reporting from their initial source.

Capital Protection and Cap — Second Method/Approach

Under the Second Method/Approach, the Fund seeks to provide capital protection to absorb 80% of the negative price return (before total fund operating fees and expenses) of one or more of the Underlying ETPs and/or Bitcoin Indexes at the end of each Outcome Period as measured by the BRRNY. When the Fund's total fund operating fees and expenses are taken into account, the Capital Protection level is reduced to 79.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay total fund operating fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide the capital protection described herein as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the reference assets' price performance. As the Underlying ETP price and/or Bitcoin Index price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the Spot bitcoin price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETPs and/or Bitcoin Index value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETPs and/or Bitcoin Index has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide 80% protection against the negative price return of Spot bitcoin (before total fund operating fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before total fund operating fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETPs and/or Bitcoin Index experience any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETPs and/or Bitcoin Index, the Cap (net of total fund operating fees and expenses) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management

PROSPECTUS | April 1, 2025

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETPs and/or Bitcoin Index volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Advisor will calculate the amount of premiums that the Fund will owe on the near zero-strike (i.e., deep in-the-money) call options as well as the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETPs and/or Bitcoin Index is approximately equal to the price per unit of shares of the Underlying ETPs and/or Bitcoin Index. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETPs and/or Bitcoin Index.

There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than 80% capital protection (i.e., losses greater than 20%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will seek to invest in both purchased and written call FLEX Options and/or Listed Options and purchased put FLEX Options and/or Listed Options, if and when available, that reference one or more Underlying ETPs and/or Bitcoin Index. Because the value of the Fund is based on FLEX Options and/or Listed Options that reference the Underlying ETPs and/or Bitcoin Index and not the Underlying ETPs and/or Bitcoin Index directly, variations in the value of the FLEX Options and/or Listed Options impact the correlation between the Fund's NAV and the price of the Underlying ETPs and/or Bitcoin Index.

General Information about OTC Options

Over-the-counter (OTC) Options are purchased from or sold to sellers or purchasers ("Counterparties") through direct bilateral agreements with the Counterparties. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, length of option contract, exercise price, premium, guarantees and security, are set by negotiation of the parties.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. The staff of the SEC currently takes the

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

position that OTC Options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC Option sold by it (or the amount of assets equal to the formula price for the repurchase of the option, if any, less the amount by which the option is "in the money") are illiquid, and are subject to a Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

The OTC Options that the Fund will hold that reference the Underlying ETPs will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETPs, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETPs' value and a strike price, depending on whether the Fund purchases or sells the option. The Fund expects to enter into European style options, which are exercisable at the strike price only on the OTC Option expiration date. From time to time, the Fund may enter into American style options, which are exercisable at any time during the life of the option. The Fund will generally, under normal conditions, hold OTC Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETPs or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETPs or a cash payment). The Fund intends to the extent permitted to structure the OTC Options so that any amount owed by the Fund on the written OTC Options will be covered by payouts at expiration from the purchased OTC Options. As a result, the Fund expects the OTC Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written OTC Options and pays premiums in exchange for the purchased OTC Options. Each of the OTC Options purchased and sold throughout the Outcome Period will have many of the same terms, such as strike price and expiration date, as the OTC Options purchased and sold on the first day of the Outcome Period. On the OTC Options expiration date, the Fund intends to sell the OTC Options prior to their expiration or cash-settle the OTC Options and use the resulting proceeds to purchase new OTC Options for the next Outcome Period.

Additional Information Regarding the Availability of FLEX Options and Listed Options

As noted above, each type of option or a combination of each such options are expected to be used by the Fund in place of OTC Options if and when they do become available.

Each of CBOE Exchange, Inc. (for options on any bitcoin ETP), NYSE Arca, Inc. (for options on any commodity ETP, which would include those on any bitcoin ETP), and Nasdaq ISE, LLC (for options on IBIT ) have filed applications under Rule 19b-4 of the Securities Exchange Act of 1934, as amended ("Exchange Act"), with the SEC to amend their listing standards and allow listing of options on bitcoin ETPs. Nasdaq ISE also filed a subsequent application to allow listing of options on any bitcoin ETP.

On October 18, 2024 the SEC approved the CBOE Exchange, Inc.'s listing application to permit the listing and trading of options on each of FBTC and ARKB subject to that exchange's initial and continued listing standards as well as certain position and exercise limits for options on FBTC and ARKB at 25,000 contracts regardless of the trading volume and shares outstanding for FBTC or ARKB.

In addition, on October 18, 2024 the SEC approved NYSE Arca, Inc.'s listing application to list options of certain bitcoin ETPs including, BTC and BITB subject to that exchange's initial and continued listing standards as well as certain position and exercise limits for options on BTC and BITB at 25,000 contracts regardless of the trading volume and shares outstanding for BTC and BITB. On September 20, 2024, the SEC approved the Nasdaq ISE, LLC Rule 19b-4 listing application to permit the listing and trading of options on IBIT subject to that exchange's initial and continued listing standards as well as certain position and exercise limits for options on IBIT at 25,000 contracts regardless of the trading volume and shares outstanding for IBIT.

Prior to the contracts being listed, the Options Clearing Corporation (the "OCC") also will have to make its own proposed rule change filings with the SEC and, potentially, with the CFTC, in order to change the OCC rules to allow it to clear such options. There is no guarantee that FLEX Options will ever be approved by the SEC and CFTC.

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the OCC. The OCC guarantees performance by each of the counterparties to the FLEX Options and/or Listed Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options and/or Listed Options for certain significant events. Although guaranteed for

PROSPECTUS | April 1, 2025

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

settlement by the OCC, FLEX Options and/or Listed Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options and/or Listed Options due to bankruptcy or other adverse reasons. The FLEX Options and/or Listed Options that the Fund will hold that reference one or more Underlying ETPs will give the Fund the right or the obligation to either receive or deliver shares of the applicable Underlying ETP, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETP's value and a strike price, depending on whether the Fund purchases or sells the option. The FLEX Options and/or Listed Options held by the Fund primarily are generally expected to be European style options, which are exercisable at the strike price only on the FLEX Option or Listed Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options and/or Listed Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETP or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETP or a cash payment). The Fund intends to the extent permitted to structure the FLEX Options and/or Listed Options so that any amount owed by the Fund on the written FLEX Options and/or Listed Options will be covered by payouts at expiration from the purchased FLEX Options and/or Listed Options. The Fund receives premiums in exchange for the written FLEX Options and/or Listed Options and pays premiums in exchange for the purchased FLEX Options and/or Listed Options. The OCC and securities exchanges on which the FLEX Options and/or Listed Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options and Listed Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options and/or Listed Options purchased and sold throughout the Outcome Period will have many of the same terms, such as strike price and expiration date, as the FLEX Options and/or Listed Options purchased and sold on the first day of the Outcome Period. On the FLEX Options and/or Listed Options expiration date, the Fund intends to sell the FLEX Options or Listed Options prior to their expiration or cash-settle the FLEX Options or Listed Options and use the resulting proceeds to purchase new FLEX Options or Listed Options for the next Outcome Period.

The Underlying ETPs

iShares Bitcoin ETF (IBIT) Description

IBIT or "the iShares Bitcoin Trust ETF" for purposes of this section is an exchange-traded investment vehicle that seeks to reflect generally the performance of the price of bitcoin, before payment of the iShares Bitcoin Trust ETF's expenses and liabilities. iShares Delaware Trust Sponsor LLC serves as the iShares Bitcoin Trust ETF's sponsor. You can find the iShares Bitcoin Trust ETF's prospectus and other information, including the most recent reports to shareholders, online at https://www.ishares.com/us/products/333011/ishares-bitcoin-trust-etf.

The summary information below regarding the iShares Bitcoin Trust ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the iShares Bitcoin Trust ETF and to other publicly available information to obtain an understanding of the iShares Bitcoin Trust ETF's business and financial prospects. The following description of the iShares Bitcoin Trust ETF's principal investment strategies was taken directly from the iShares Bitcoin Trust ETF's prospectus, dated August 8, 2024 ("IBIT" refers to the iShares Bitcoin Trust ETF; other defined terms have been modified).

IBIT seeks to achieve its investment objective by holding bitcoin, with the value of the iShares Bitcoin Trust ETF's bitcoin holdings intended to reflect the price performance of bitcoin as measured by the CF Benchmarks Index. The iShares Bitcoin Trust ETF values its bitcoin holdings based on the CF Benchmarks Index, which is calculated based on the bitcoin trading activity on several major bitcoin trading platforms (the "Constituent Platforms"). To maintain accurate pricing, the CF Benchmarks Index aggregates the trade flow of the Constituent Platforms during an observation window between 3:00 p.m. and 4:00 p.m. ET into the U.S. dollar price of one bitcoin at 4:00 p.m. ET.

The iShares Bitcoin Trust ETF is not actively managed and will not seek to sell bitcoin at times when its price is high or acquire bitcoin when its price is low. The iShares Bitcoin Trust ETF does not use leverage, derivatives or any similar arrangements in seeking to meet its investment objective.

The assets of the iShares Bitcoin Trust ETF consist primarily of bitcoin held by a custodian on behalf of the iShares Bitcoin Trust ETF. The Bitcoin Custodian keeps custody of all of the iShares Bitcoin Trust ETF's bitcoin, other than that which is maintained in a Trading Balance with the Prime Execution Agent, in accounts that are required to be segregated from the assets held by the

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

Bitcoin Custodian as principal and the assets of its other customers (the "Vault Balance"). The Bitcoin Custodian keeps all of the private keys associated with the iShares Bitcoin Trust ETF's bitcoin held by the Bitcoin Custodian in the Vault Balance in "cold storage", which refers to a safeguarding method by which the private keys corresponding to the iShares Bitcoin Trust ETF's bitcoins are generated and stored in an offline manner using computers or devices that are not connected to the Internet, which is intended to make them more resistant to hacking.

The iShares Bitcoin Trust ETF issues and redeems Shares only in blocks of 40,000 Shares or integral multiples thereof ("Baskets"). The iShares Bitcoin Trust ETF issues and redeems Baskets only to Authorized Participants in exchange for cash. Subject to regulatory approval, these transactions may also take place in exchange for bitcoin in the future. The iShares Bitcoin Trust ETF may incur certain transaction costs when buying and selling bitcoin in connection with the creation and redemption of Baskets. These costs, which are not reflected in the iShares Bitcoin Trust ETF's estimated annual ordinary operating expenses, affect the iShares Bitcoin Trust ETF's performance.

The iShares Bitcoin Trust ETF pays a sponsor's fee that accrues daily at an annualized rate of 0.25% of the net asset value of the iShares Bitcoin Trust ETF (subject to a fee waiver of 0.12% for the first $5.0 billion of the iShares Bitcoin Trust ETF's assets through January 10, 2025). The iShares Bitcoin Trust ETF does not hold or trade futures or swaps and is not a commodity pool. Although the iShares Bitcoin Trust ETF may fail to track the price of bitcoin precisely at any particular time, the iShares Bitcoin Trust ETF generally will be substantially invested in bitcoin, which should result in a close correspondence between the performance of bitcoin and the performance of the iShares Bitcoin Trust ETF.

The CF Benchmarks Index serves as the iShares Bitcoin Trust ETF's reference rate for bitcoin value. The index is designed to provide a reliable and representative benchmark for the bitcoin market, incorporating trading data from multiple major cryptocurrency exchanges that meet strict criteria for inclusion. The index has been recognized by financial regulators and serves as a pricing source for various bitcoin investment products.

As of August 5, 2024, the net asset value of the iShares Bitcoin Trust ETF was $18,275,747,651.54 and the NAV per share was $30.24. The iShares Bitcoin Trust ETF maintains substantial exposure to digital assets through its bitcoin holdings, and investors should be aware of the unique risks associated with digital asset investments, including but not limited to technological, regulatory, and market volatility risks.

Bitwise Bitcoin ETF (BITB) Description

BITB or "the Bitwise Bitcoin Trust" for purposes of this section is an exchange-traded investment vehicle that seeks to provide exposure to the value of bitcoin held by the Bitwise Bitcoin Trust, less the expenses of the Bitwise Bitcoin Trust's operations. Bitwise Investment Advisers, LLC serves as the Bitwise Bitcoin Trust's sponsor. The investment objective of the Bitwise Bitcoin Trust is to seek investment results that correspond to the performance of bitcoin as measured by the CME CF Bitcoin Reference Rate — New York Variant (BRRNY). You can find the Bitwise Bitcoin Trust's prospectus and other information, including the most recent reports to shareholders, online at https://bitbetf.com/

The summary information below regarding the Bitwise Bitcoin Trust comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Bitwise Bitcoin Trust and to other publicly available information to obtain an understanding of the Bitwise Bitcoin Trust's business and financial prospects. The following description of the Bitwise Bitcoin Trust's principal investment strategies was taken directly from the Bitwise Bitcoin Trust's prospectus ("BITB" refers to the Bitwise Bitcoin Trust; other defined terms have been modified).

BITB seeks to achieve its investment objective by holding bitcoin, with the value of the Bitwise Bitcoin Trust's bitcoin holdings intended to reflect the price performance of bitcoin as measured by the BRRNY. The Bitwise Bitcoin Trust is passively managed and does not pursue active management investment strategies. The Bitwise Bitcoin Trust will not sell bitcoin at times when its price is high or acquire bitcoin when its price is low. The Bitwise Bitcoin Trust does not use leverage or any similar arrangements in seeking to meet its investment objective.

The Bitwise Bitcoin Trust's assets consist primarily of bitcoin held by Coinbase Custody Trust Company, LLC as the Bitcoin Custodian on behalf of the Bitwise Bitcoin Trust. The Bitcoin Custodian maintains custody of all of the Bitwise Bitcoin Trust's bitcoin, other than that which is temporarily maintained in a Trading Balance with the Prime Execution Agent, in segregated

PROSPECTUS | April 1, 2025

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

cold storage wallets. Cold storage refers to a safeguarding method where private keys are generated and stored offline on hardware that has never been connected to the internet, making them more resistant to hacking.

The Bitwise Bitcoin Trust issues and redeems Shares only in blocks of 10,000 Shares ("Baskets"). The Bitwise Bitcoin Trust issues and redeems Baskets only to Authorized Participants in exchange for cash. The Bitwise Bitcoin Trust may incur certain transaction costs when buying and selling bitcoin in connection with the creation and redemption of Baskets. These costs affect the Bitwise Bitcoin Trust's performance.

The Bitwise Bitcoin Trust will pay a unitary Sponsor Fee of 0.20% per annum of the Bitwise Bitcoin Trust's bitcoin holdings. For a 6-month period commencing on the day the Shares are initially listed on the Exchange, the Sponsor has agreed to waive the entire Sponsor Fee on the first $1 billion of Bitwise Bitcoin Trust assets. The Bitwise Bitcoin Trust does not engage in any activities designed to derive a profit from changes in the price of bitcoin.

The Bitwise Bitcoin Trust values its bitcoin holdings based on the BRRNY, which is calculated based on the bitcoin trading activity on several major bitcoin trading platforms (the "Constituent Platforms"). The BRRNY aggregates the trade flow of the Constituent Platforms during an observation window between 3:00 p.m. and 4:00 p.m. ET into the U.S. dollar price of one bitcoin at 4:00 p.m. ET.

Note: Since this is a new ETF, current NAV and asset values are not yet available as they would be for an established fund. The Bitwise Bitcoin Trust maintains substantial exposure to digital assets through its bitcoin holdings, and investors should be aware of the unique risks associated with digital asset investments, including but not limited to technological, regulatory, and market volatility risks.

Grayscale Bitcoin Mini Trust (BTC) Description

BTC or "the Grayscale Bitcoin Mini Trust ETF" for purposes of this section is an exchange-traded investment vehicle that seeks to reflect generally the performance of the price of bitcoin, before payment of the Grayscale Bitcoin Mini Trust ETF's expenses and liabilities. Grayscale Investments, LLC serves as the Grayscale Bitcoin Mini Trust ETF's sponsor. The investment objective of the Grayscale Bitcoin Mini Trust ETF is to seek investment results that generally correspond to the performance of bitcoin as measured by the CoinDesk Bitcoin Price Index (XBX). You can find the Grayscale Bitcoin Mini Trust ETF's prospectus and other information, including the most recent reports to shareholders, online at https://etfs.grayscale.com/btc.

The summary information below regarding the Grayscale Bitcoin Mini Trust ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Grayscale Bitcoin Mini Trust ETF and to other publicly available information to obtain an understanding of the Grayscale Bitcoin Mini Trust ETF's business and financial prospects. The following description of the Grayscale Bitcoin Mini Trust ETF's principal investment strategies was taken directly from the Grayscale Bitcoin Mini Trust ETF's prospectus ("BTC" refers to the Grayscale Bitcoin Mini Trust ETF; other defined terms have been modified).

BTC seeks to achieve its investment objective by holding bitcoin, with the value of the Grayscale Bitcoin Mini Trust ETF's bitcoin holdings intended to reflect the price performance of bitcoin. The Grayscale Bitcoin Mini Trust ETF is not actively managed and will not seek to sell bitcoin at times when its price is high or acquire bitcoin when its price is low. The Grayscale Bitcoin Mini Trust ETF does not use leverage, derivatives or any similar arrangements in seeking to meet its investment objective.

The assets of the Grayscale Bitcoin Mini Trust ETF consist primarily of bitcoin held by a custodian on behalf of the Grayscale Bitcoin Mini Trust ETF. Coinbase Custody Trust Company, LLC serves as the custodian and keeps custody of all of the Grayscale Bitcoin Mini Trust ETF's bitcoin in segregated custody accounts, with a substantial portion held in "cold storage" — an offline safeguarding method where private keys are generated and stored using computers disconnected from the internet to enhance security against hacking.

The Grayscale Bitcoin Mini Trust ETF issues and redeems Shares only in blocks of 10,000 Shares ("Baskets"). The Grayscale Bitcoin Mini Trust ETF issues and redeems Baskets only to Authorized Participants, currently in exchange for cash through facilitated transactions with Liquidity Providers. Subject to regulatory approval, these transactions may also take place through in-kind exchanges of bitcoin in the future.

The Grayscale Bitcoin Mini Trust ETF pays a sponsor's fee that accrues daily at an annualized rate of 0.15% of the Grayscale Bitcoin Mini Trust ETF's NAV. The Grayscale Bitcoin Mini Trust ETF does not hold or trade futures or swaps and is not a

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

commodity pool. Although the Grayscale Bitcoin Mini Trust ETF may fail to track the price of bitcoin precisely at any particular time, the Grayscale Bitcoin Mini Trust ETF generally will be substantially invested in bitcoin, which should result in a close correspondence between the performance of bitcoin and the performance of the Grayscale Bitcoin Mini Trust ETF.

The Grayscale Bitcoin Mini Trust ETF values its bitcoin holdings based on the CoinDesk Bitcoin Price Index (XBX), which is calculated based on the bitcoin trading activity on several major bitcoin trading platforms including Coinbase, Bitstamp, Kraken, LMAX Digital and Crypto.com. The Index Price represents the U.S. dollar value of bitcoin at 4:00 p.m., New York time, each business day.

The Grayscale Bitcoin Mini Trust ETF maintains substantial exposure to digital assets through its bitcoin holdings, and investors should be aware of the unique risks associated with digital asset investments, including but not limited to technological, regulatory, and market volatility risks.

Fidelity Wise Origin Bitcoin Fund (FBTC) Description

FBTC or "the Fidelity Wise Origin Bitcoin Fund" for purposes of this section is an exchange-traded investment vehicle that seeks to track the performance of bitcoin, as measured by the performance of the Fidelity Bitcoin Reference Rate (the "Index"), adjusted for the Fidelity Wise Origin Bitcoin Fund's expenses and other liabilities. FD Funds Management LLC serves as the Fidelity Wise Origin Bitcoin Fund's sponsor. The investment objective of the Fidelity Wise Origin Bitcoin Fund is to seek investment results that correspond to the performance of bitcoin as measured by the Index. You can find the Fidelity Wise Origin Bitcoin Fund's prospectus and other information, including the most recent reports to shareholders, online at https://www.fidelity.com/etfs/crypto-funds-prospectus.

The summary information below regarding the Fidelity Wise Origin Bitcoin Fund comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Fidelity Wise Origin Bitcoin Fund and to other publicly available information to obtain an understanding of the Fidelity Wise Origin Bitcoin Fund's business and financial prospects. The following description of the Fidelity Wise Origin Bitcoin Fund's principal investment strategies was taken directly from the Fidelity Wise Origin Bitcoin Fund's prospectus ("FBTC" refers to the Fidelity Wise Origin Bitcoin Fund; other defined terms have been modified).

FBTC seeks to achieve its investment objective by holding bitcoin, with the value of the Fidelity Wise Origin Bitcoin Fund's bitcoin holdings intended to reflect the price performance of bitcoin as measured by the Index. The Fidelity Wise Origin Bitcoin Fund is passively managed and does not pursue active management investment strategies. The Fidelity Wise Origin Bitcoin Fund will not invest in derivatives.

All of the Fidelity Wise Origin Bitcoin Fund's bitcoin is held by Fidelity Digital Asset Services, LLC ("FDAS" or the "Custodian"), an affiliate of the Sponsor. The Custodian maintains custody of all of the Fidelity Wise Origin Bitcoin Fund's bitcoin. The Custodian holds a majority of bitcoin in cold storage and manages the allocation of bitcoin between cold and hot storage for the omnibus wallets. Within such omnibus hot and cold wallets, the Custodian keeps a substantial majority of assets in cold wallets (generally targeting greater than 98%), to promote security, while the balance of assets is kept in hot wallets to facilitate timely withdrawals.

The Fidelity Wise Origin Bitcoin Fund issues and redeems Shares in blocks of 25,000 Shares ("Baskets"). The Fidelity Wise Origin Bitcoin Fund issues and redeems Baskets only to Authorized Participants in exchange for cash. For a subscription for Shares, the subscription shall be in the amount of cash needed to purchase the amount of bitcoin represented by the Basket being created.

The Fidelity Wise Origin Bitcoin Fund pays the Sponsor an annual unified fee of 0.25% of the Fidelity Wise Origin Bitcoin Fund's Bitcoin Holdings. The Fidelity Wise Origin Bitcoin Fund is not a registered investment company under the Investment Company Act of 1940 and is not subject to regulation under the Act. The Sponsor is not an "Investment Adviser" and therefore the Sponsor's provision of services to the Fidelity Wise Origin Bitcoin Fund will not be governed by the Investment Advisers Act of 1940. The Fidelity Wise Origin Bitcoin Fund is not a commodity pool for purposes of the Commodity Exchange Act, and the Sponsor is not subject to regulation by the Commodity Futures Trading Commission as a commodity pool operator or commodity trading advisor.

PROSPECTUS | April 1, 2025

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

The Index is constructed using bitcoin price feeds from eligible bitcoin spot markets and a volume-weighted median price ("VWMP") methodology, calculated every 15 seconds based on VWMP spot market data over rolling sixty-minute increments. The current bitcoin spot markets included in the Index calculation are Bitstamp, Coinbase, Gemini, itBit, Kraken, and LMAX Digital.

The Fidelity Wise Origin Bitcoin Fund maintains substantial exposure to digital assets through its bitcoin holdings, and investors should be aware of the unique risks associated with digital asset investments, including but not limited to technological, regulatory, and market volatility risks. Additionally, the Fidelity Wise Origin Bitcoin Fund's regulatory structure differs from traditional investment vehicles.

ARK 21Shares Bitcoin ETF (ARKB) Description

ARKB or "the ARK 21Shares Bitcoin ETF" for purposes of this section is an exchange-traded investment vehicle that seeks to track the performance of bitcoin, as measured by the performance of the CME CF Bitcoin Reference Rate — New York Variant (the "Index"), adjusted for the ARK 21Shares Bitcoin ETF's expenses and other liabilities. 21Shares US LLC serves as the ARK 21Shares Bitcoin ETF's sponsor. You can find the ARK 21Shares Bitcoin ETF's prospectus and other information, including the most recent reports to shareholders, online at https://www.21shares.com/en-us/product/arkb. The summary information below regarding the ARK 21Shares Bitcoin ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the ARK 21Shares Bitcoin ETF and to other publicly available information to obtain an understanding of the ARK 21Shares Bitcoin ETF's business and financial prospects. The following description of the ARK 21Shares Bitcoin ETF's principal investment strategies was taken directly from the ARK 21Shares Bitcoin ETF's prospectus ("ARKB" refers to the ARK 21Shares Bitcoin ETF; other defined terms have been modified).

ARKB seeks to achieve its investment objective by holding bitcoin and will value its Shares daily based on the Index. The ARK 21Shares Bitcoin ETF is passively managed and does not pursue active management investment strategies. The ARK 21Shares Bitcoin ETF will not invest in derivatives or utilize leverage, derivatives or any similar arrangements in seeking to meet its investment objective.

All of the ARK 21Shares Bitcoin ETF's bitcoin is held by Coinbase Custody Trust Company, LLC ("Coinbase Custody" or the "Bitcoin Custodian"), which will keep custody of all of the ARK 21Shares Bitcoin ETF's bitcoin. The Bitcoin Custodian maintains custody of all of the ARK 21Shares Bitcoin ETF's bitcoin in segregated wallets that are therefore not commingled with corporate or other customer assets. The Bitcoin Custodian will keep a substantial portion of the private keys associated with the ARK 21Shares Bitcoin ETF's bitcoin in "cold storage" or similarly secure technology. Cold storage in the context of bitcoin means keeping the reserve of bitcoin offline, which is a widely-used security precaution, especially when dealing with large amount of bitcoin.

The ARK 21Shares Bitcoin ETF issues and redeems Shares in blocks of 5,000 Shares ("Baskets"). The ARK 21Shares Bitcoin ETF issues and redeems Baskets only to Authorized Participants in exchange for cash. This will cause the Sponsor, on behalf of the ARK 21Shares Bitcoin ETF, to automatically instruct a Bitcoin Counterparty to purchase the amount of bitcoin equivalent in value to the cash deposit amount associated with the order and deposit the resulting bitcoin deposit amount in the ARK 21Shares Bitcoin ETF's account with the Bitcoin Custodian.

The ARK 21Shares Bitcoin ETF pays the unitary Sponsor Fee of 0.21% of the ARK 21Shares Bitcoin ETF's bitcoin holdings. The ARK 21Shares Bitcoin ETF is not a registered investment company under the Investment Company Act of 1940 and is not subject to regulation under the Act.

The Index is designed based on the IOSCO Principals for Financial Benchmarks. The Index is calculated daily and aggregates the notional value of bitcoin trading activity across major bitcoin spot exchanges. The Index currently uses six constituent exchanges: Coinbase, Bitstamp, Gemini, itBit, Kraken, and LMAX Digital.

The ARK 21Shares Bitcoin ETF maintains substantial exposure to digital assets through its bitcoin holdings, and investors should be aware of the unique risks associated with digital asset investments, including but not limited to technological, regulatory, and market volatility risks.

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the peer-to-peer bitcoin network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the bitcoin network, the infrastructure of which is collectively maintained by its user base. The bitcoin network allows people to exchange tokens of value, called bitcoin, which are recorded on a public transaction ledger known as the Bitcoin Blockchain. Bitcoin can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on bitcoin platforms that enable trading in bitcoin or in individual end-user-to-end-user transactions under a barter system.

The bitcoin network is commonly understood to be decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of bitcoin. Rather, bitcoin is created and allocated by the bitcoin network protocol through a "mining" process. The value of bitcoin is determined by the supply of and demand for bitcoin-on-bitcoin platforms or in private end-user-to-end-user transactions.

New bitcoin are created and rewarded to the miners of a block in the Bitcoin Blockchain for verifying transactions. The Bitcoin Blockchain is a shared database that includes all blocks that have been solved by miners and it is updated to include new blocks as they are solved. Each bitcoin transaction is broadcast to the bitcoin network and, when included in a block, recorded in the Bitcoin Blockchain. As each new block records outstanding bitcoin transactions, and outstanding transactions are settled and validated through such recording, the Bitcoin Blockchain represents a complete, transparent and unbroken history of all transactions of the bitcoin network.

The bitcoin network was initially contemplated in a white paper that also described bitcoin and the operating software to govern the bitcoin network. The white paper was purportedly authored by Satoshi Nakamoto. However, no individual with that name has been reliably identified as bitcoin's creator, and the general consensus is that the name is a pseudonym for the actual inventor or inventors. The first bitcoins were created in 2009 after Nakamoto released the bitcoin network source code (the software and protocol that created and launched the Bitcoin network). The bitcoin network has been under active development since that time by a loose group of software developers who have come to be known as core developers.

The bitcoin network is kept running by computers all over the world. In order to incentivize those who incur the computational costs of securing the network by validating transactions (e.g., "miners"), there is a reward that is given to the computer that was able to create the latest block on the chain. Every 10 minutes, on average, a new block is added to the Bitcoin Blockchain with the latest transactions processed by the network, and the computer that generated this block is currently awarded 3.125 bitcoin. Over time, rewards are expected to be proportionate to the computational power of each machine. New bitcoins are only created through the mining process. This deliberately controlled rate of bitcoin creation means that the number of bitcoin in existence will increase at a controlled rate until the number of bitcoin in existence reaches the pre-determined 21 million bitcoin. As of December 31, 2023, approximately 19.6 million bitcoins were outstanding and the date when the 21 million bitcoin limitation will be reached is estimated to be the year 2140. However, the 21 million supply limit could be changed in a hard fork meaning a protocol change that creates a new set of rules for the computers that make up the blockchain network.

Each bitcoin network address, or wallet, is associated with a unique "public key" and "private key" pair. To receive bitcoin, the bitcoin recipient must provide its public key to the party initiating the transfer. This activity is analogous to a recipient for a transaction in U.S. dollars providing a routing address in wire instructions to the payor so that cash may be wired to the recipient's account. The payor approves the transfer to the address provided by the recipient by "signing" a transaction that consists of the recipient's public key with the private key of the address from where the payor is transferring the bitcoin. The recipient, however, does not make public or provide to the sender its related private key. Since every computation on the bitcoin network requires the payment of bitcoin, including verification and memorialization of bitcoin transfers, there is a transaction fee involved with the transfer, which is based on computation complexity and not on the value of the transfer and is paid by the payor with a fractional number of bitcoin.

Neither the recipient nor the sender reveals their private keys in a transaction because the private key authorizes transfer of the funds in that address to other users. Therefore, if a user loses his private key, the user may permanently lose access to the bitcoin contained in the associated address. Likewise, bitcoin is irretrievably lost if the private key associated with them is deleted and no backup has been made. When sending bitcoin, a user's bitcoin network software program must validate the

PROSPECTUS | April 1, 2025

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

transaction with the associated private key. The resulting digitally validated transaction is sent by the user's bitcoin network software program to the Bitcoin network to allow transaction confirmation.

Upon the addition of a block included in the Bitcoin Blockchain, the bitcoin network software program of both the spending party and the receiving party will show confirmation of the transaction on the Bitcoin Blockchain and reflect an adjustment to the bitcoin balance in each party's bitcoin network public key, completing the bitcoin transaction. Once a transaction is confirmed on the Bitcoin Blockchain, it is irreversible.

Some bitcoin transactions are conducted "off-blockchain" and are therefore not recorded in the Bitcoin Blockchain. Some "off-blockchain transactions" involve the transfer of control over, or ownership of, a specific digital wallet holding bitcoin or the reallocation of ownership of certain bitcoin in a digital wallet containing assets owned by multiple persons, such as a digital wallet maintained by a digital assets platform. In contrast to on-blockchain transactions, which are publicly recorded on the Bitcoin Blockchain, information and data regarding off-blockchain transactions are generally not publicly available.

Therefore, off-blockchain transactions are not truly bitcoin transactions in that they do not involve the transfer of transaction data on the bitcoin network and do not reflect a movement of bitcoin between addresses recorded in the Bitcoin Blockchain. For these reasons, off-blockchain transactions are subject to risks as any such transfer of bitcoin ownership is not protected by the protocol behind the bitcoin network or recorded in, and validated through, the blockchain mechanism.

The Bitcoin Blockchain has a number of impediments that would need to be addressed in order for it to be adopted as a more mainstream payment system, including:

•  Scalability: Blockchain networks can be slow and inefficient due to the high computational requirements needed to validate transactions. As the number of users, transactions, and applications increases, the ability of blockchain networks to process and validate them in a timely way becomes strained. This makes blockchain networks difficult to use in applications that require fast transaction processing speeds.

•  Transaction fees: bitcoin's network requires fees to process transactions, which can fluctuate dramatically based on network congestion and the data size of a transaction. During periods of high demand, these fees can increase greatly, making small, everyday transactions, like buying a coffee, impractical. This volatility in transaction costs significantly undermines bitcoin's utility as a medium for daily financial activities.

•  Volatility of bitcoin: The price of bitcoin is primarily determined by supply and demand in the cryptocurrency markets. As a relatively new and speculative asset, its price can fluctuate wildly based on investor sentiment, news, and market trends. It also has a fixed maximum supply of 21 million coins, which scarcity can lead to price volatility as demand fluctuates against a capped supply. Further, unlike traditional currencies backed by governments or commodities with industrial uses, bitcoin's value is largely based on belief in its future potential, making it susceptible to rapid changes in public perception.

•  Interoperability: There are currently many different blockchain platforms — each with its own protocols and standards — and they often do not work well together. This lack of interoperability can lead to inefficiencies, as individuals and companies may need to navigate multiple platforms and use a number of tokens or cryptocurrencies to interact with different networks. This fragmentation can also hinder collaboration, stifle innovation, and prevent the seamless exchange of data and value between different blockchain ecosystems.

Further development of the Bitcoin Blockchain is increasingly dependent on the development of second-layer protocols due to inherent scalability limitations in its base layer. Bitcoin's primary blockchain prioritizes security and decentralization, which comes at the cost of limited transaction throughput and higher fees during periods of high demand. Second-layer protocols, such as the Lightning Network, aim to address these limitations by enabling faster and cheaper transactions off-chain while still leveraging bitcoin's security model. These protocols allow for micropayments, increased privacy, and improved scalability without compromising the core principles of the bitcoin network. As adoption grows, second-layer solutions become crucial for bitcoin to function as a viable medium of exchange for everyday transactions, in addition to its role as a store of value.

The bitcoin network was first launched in 2009 and bitcoins were the first cryptographic digital assets created to gain global adoption and critical mass. Although the bitcoin network is the most established digital asset network, the bitcoin network and other cryptographic and algorithmic protocols governing the issuance of digital assets represent a new and rapidly evolving

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

industry that is subject to a variety of factors that are difficult to evaluate. Moreover, because digital assets, including bitcoin, have been in existence for a short period of time and are continuing to develop, there may be additional risks in the future that are impossible to predict as of the date of this prospectus. Digital assets represent a new and rapidly evolving industry, and the value of the Underlying ETPs' shares depends on the acceptance of bitcoin. The realization of one or more of the following risks could materially adversely affect the value of the Underlying ETPs' shares.

Digital assets, including bitcoin, are controllable only by the possessor of both the unique public key and private key or keys relating to the bitcoin network address, or "wallet", at which the digital assets are held. Private keys must be safeguarded and kept private in order to prevent a third-party from accessing the digital asset held in such wallet. The loss, theft, compromise or destruction of a private key required to access a digital asset may be irreversible. If a private key is lost, stolen, destroyed or otherwise compromised and no backup of the private key is accessible, the owner would be unable to access the digital asset corresponding to that private key and the private key will not be capable of being restored by the digital asset network resulting in the total loss of the value of the digital asset linked to the private key.

Over the past decade, bitcoin mining operations have evolved from individual users mining with computer processors, graphics processing units and first-generation application specific integrated circuit machines to "professionalized" mining operations using proprietary hardware or sophisticated machines. If the profit margins of bitcoin mining operations are not sufficiently high, including due to an increase in electricity costs or a decline in the market price of bitcoin, or if bitcoin mining operations are unable to arrange alternative sources of financing (e.g., if lenders refuse to make loans to such miners), bitcoin miners are more likely to immediately sell more bitcoins than they otherwise would, resulting in an increase in liquid supply of bitcoin, which would generally tend to reduce bitcoin's market price.

More than 10,000 other digital assets have been developed since the inception of bitcoin. However, bitcoin is currently the most developed digital asset because of the length of time it has been in existence, the investment in the infrastructure that supports it, and the network of individuals and entities that are using bitcoin in transactions. Some industry groups are also creating private, permissioned blockchain versions of digital assets.

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one (1) year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing with the SEC that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the last day of the current Outcome Period, the Fund will make a sticker filing with the SEC on or about the first day of the new Outcome Period that discloses the Fund's Cap for such Outcome Period. This filing will be mailed to existing shareholders.

3.  On or about the second day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

PROSPECTUS | April 1, 2025

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Fund's investment objective or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

•  Underlying ETP Risk — The Fund may invest in OTC Options and, if and when available, FLEX Options and/or Listed Options that reference an Underlying ETPs, which subjects the Fund to certain of the risks of owning shares of one or more Underlying ETPs as well as the types of instruments in which the Underlying ETPs invest. The value of an Underlying ETP will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETP, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, Underlying ETPs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETPs and, in turn, the value of the Fund's shares. It is possible that the performance of each Underlying ETP will not be positively correlated to the performance of Spot bitcoin. An Underlying ETP that tracks an index may not exactly track the performance of the Index due to cash drag, differences between the portfolio of the Underlying ETP and the components of the Index, expenses and other factors.

•  Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

•  Cap Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 80% of the negative price return of Spot bitcoin (before total fund operating fees and expenses) over the Outcome Period. The Fund's strategy seeks to deliver returns that track those of Spot bitcoin (up to the Cap), while limiting downside losses (with a maximum loss of 20% of Spot bitcoin over the duration of the Outcome Period), if Fund Shares are held at the time at which the Fund enters into OTC Options or, if and when available, FLEX Options and/or Listed Options and U.S. Treasury securities, if applicable, and cash and cash equivalents and held until those instruments expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after these instruments were entered into or sells Fund Shares prior to the expiration (or maturity) of these investments, the Floor that the Fund seeks to provide may not be available. If the Outcome Period has begun and the price of Spot bitcoin has increased in value, the Floor will not protect any decreases in the price of Spot bitcoin to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome Period and the price of Spot bitcoin has increased in value, an investor purchasing Fund Shares at that point will not benefit from the Floor until the price of Spot bitcoin decreases to its original value at the commencement of the Outcome Period. Accordingly, such

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the OTC Options, and if and when available, FLEX Options and/or Listed Options and U.S. Treasury securities, if applicable, and cash and cash equivalents (and therefore the Floor) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment. At this time each type of option or a combination of each such options are expected to be used by the Fund if and when they do become available.

•  Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the price of Spot bitcoin increases to an amount in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the price of Spot bitcoin to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that track those of Spot bitcoin by investing in OTC Options, and if and when available, FLEX Options and/or Listed Options referencing one or more of the Underlying ETPs and/or one or more Bitcoin Indexes (up to the Cap), while seeking to protect against the downside losses of the price of Spot bitcoin if Fund Shares are held at the time at which the Fund enters into OTC Options and, if and when available, FLEX Options and/or Listed Options and held until they expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after these investments were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the OTC Options and, if and when available FLEX Options and/or Listed Options are designed to produce returns that track the price return of Spot bitcoin (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of these investments, such investor may sell at a point where the Fund's performance does not track the performance of Spot bitcoin over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the price of Spot bitcoin. At this time each type of option or a combination of each such options are expected to be used by the Fund if and when they do become available.

•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

•  Concentration Risk — Underlying ETPs — The Underlying ETPs hold only bitcoin and cash. As a result, the Underlying ETPs' holdings are not diversified. Accordingly, the Underlying ETPs' net asset value may be more volatile than another investment vehicle with a more broadly diversified portfolio and may fluctuate substantially over short or long periods of time. Fluctuations in the price of bitcoin are expected to have a direct impact on the value of the shares of the Underlying ETPs.

The Underlying ETPs are a passive investment vehicle that do not seek to generate returns beyond tracking the price of bitcoin. The Sponsors (the managers or organizations in charge of creating and administering a given ETP) do not actively manage the bitcoin held by the Underlying ETPs. This means the Sponsors do not speculatively sell bitcoin at times when its price is high or speculatively acquire bitcoin at low prices in the expectation of future price increases. It also means the Underlying ETPs will not utilize leverage, derivatives or any similar arrangements in seeking to meet its investment objective. Any losses sustained by the Underlying ETPs will adversely affect the value of its shares.

•  Clearing Member Default Risk — Transactions in certain options such as FLEX Options and Listed Options are required to be centrally cleared ("cleared options"). In a transaction involving cleared options, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared options through accounts at clearing members. In cleared options positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Margin requirements are set by the OCC and the Fund's clearing member and generally may be increased at any time. Margin requirements could increase significantly during periods of volatility or market disruptions, and the Fund may be forced to sell assets at a disadvantageous time or price to meet such margin calls, which could negatively impact the Fund's performance. Customer funds held at a clearing organization in connection with any option contracts are held

PROSPECTUS | April 1, 2025

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

•  Correlation Risk — Prior to the expiration date of any options held by the Fund, the value of the options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the option's value will be affected by, among other things, changes in the share prices of the Underlying ETPs and/or Bitcoin Index or price of bitcoin, changes in interest rates, changes in the actual and implied volatility of the Underlying ETPs and/or Bitcoin Index and bitcoin and the remaining time until the options expire, the value of the Fund's options positions is not anticipated to increase or decrease at the same rate as the share price of the Underlying ETPs and/or Bitcoin Index, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the share price of the Underlying ETPs and/or Bitcoin Index. If the assets held by the Fund do not perform as expected, the Fund may experience losses which may be significant. The Fund's strategy is designed to produce the outcomes upon the expiration of the options on or before the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period. While the performance of the Underlying ETPs and/or Bitcoin Index is expected to be positively correlated to the performance of Spot bitcoin, it is possible that the performance of the Underlying ETPs and/or Bitcoin Index will not be so correlated, which could cause the Fund to suffer losses.

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

•  Counterparty Risk — The use of OTC Options involves the risk that a loss may be sustained as a result of the failure of the Counterparty to make required payments or otherwise comply with the contract's terms. For example, in an option contract, this involves the risk to the option buyer that the writer will not buy or sell the underlying asset as agreed. In general, counterparty risk can be reduced by having an organization with extremely good credit act as an intermediary between the two parties. As OTC Options are not centrally cleared, no such organization exists in connection with these options. This risk may be heightened to the extent the Fund transacts with a counterparty that is not registered with any federal or state financial regulator.

•  Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

•  Digital Assets Risk — Risk factors related to digital assets include:

-  The trading prices of many digital assets, including bitcoin, have experienced extreme volatility and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of bitcoin, could have a material adverse effect on the value of the Underlying ETPs and/or Bitcoin Index and the Underlying ETPs and/or Bitcoin Index could lose all or substantially all of their value.

-  The value of the Underlying ETPs and/or Bitcoin Index are subject to a number of factors relating to the fundamental investment characteristics of bitcoin as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies such as the Bitcoin Blockchain.

-  Digital assets represent a new and rapidly evolving industry, and the value of the Underlying ETPs and/or Bitcoin Indexes depend on the acceptance of bitcoin.

-  Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network's ability to grow and respond to challenges.

Risk factors related to digital asset markets include:

-  The value of the Underlying ETPs and/or Bitcoin Index relate to the value of bitcoins, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

-  The BRRNY and similar pricing sources have a limited performance history, their rates price could fail to track the global bitcoin price, and a failure of the price could adversely affect the value of the Underlying ETPs and/or Bitcoin Index.

-  While the Fund's investment objective is to track the positive price return of the BRRNY in the manner described previously, the BRRNY is only one source of spot bitcoin pricing and it may not track to a generally accepted bitcoin price.

-  The indexes prices used to calculate the value of the Underlying ETPs' bitcoin may be volatile, adversely affecting the value of the Shares.

The value of the Underlying ETPs and/or Bitcoin Index relates directly to the value of bitcoin, the value of which may be highly volatile and subject to fluctuations due to a number of factors that could adversely affect the value of the Underlying ETPs and/or Bitcoin Index. Those factors include:

-  an increase in the global bitcoin supply or a decrease in global bitcoin demand;

-  market conditions of, and overall sentiment towards, the digital assets and blockchain technology industry;

-  the adoption of bitcoin as a medium of exchange, store-of-value or other consumptive asset and the maintenance and development of the open-source software protocol of the bitcoin network, and its ability to meet user demands;

-  manipulative trading activity on digital asset trading platforms, which, in many cases, are largely unregulated;

-  forks in the bitcoin network;

-  investors' expectations with respect to interest rates, the rates of inflation of fiat currencies or bitcoin, and digital asset exchange rates;

-  consumer preferences and perceptions of bitcoin specifically and digital assets generally;

-  negative events, publicity, and social media coverage relating to the digital assets and blockchain technology industry;

-  fiat currency withdrawal and deposit policies on digital asset trading platforms;

-  the liquidity of digital asset markets and any increase or decrease in trading volume or market making on digital asset markets;

-  business failures, bankruptcies, hacking, fraud, crime, government investigations, or other negative developments affecting digital asset businesses, including digital asset trading platforms, or banks or other financial institutions and service providers which provide services to the digital assets industry; the use of leverage in digital asset markets, including the unwinding of positions, "margin calls", collateral liquidations and similar events;

PROSPECTUS | April 1, 2025

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

-  investment and trading activities of large or active consumer and institutional users, speculators, miners, and investors in bitcoin;

-  an active derivatives market for bitcoin or for digital assets generally;

-  monetary policies of governments, legislation or regulation, trade restrictions, currency devaluations and revaluations and regulatory measures or enforcement actions, if any, that restrict the use of bitcoin as a form of payment or the purchase of bitcoin on the digital asset markets;

-  global or regional political, economic or financial conditions, events and situations, or major public issues;

-  fees associated with processing a bitcoin transaction and the speed at which bitcoin transactions are settled;

-  the maintenance, troubleshooting, and development of the bitcoin network including by miners and developers worldwide;

-  the ability for the bitcoin network to attract and retain miners to secure and confirm transactions accurately and efficiently;

-  ongoing technological viability and security of the bitcoin network and bitcoin transactions, including vulnerabilities against hacks and scalability;

-  financial strength of market participants;

-  the availability and cost of funding and capital;

-  the liquidity and credit risk of digital asset trading platforms;

-  interruptions in service from or closures or failures of major digital asset trading platforms or their banking partners, or outages or system failures affecting the bitcoin network;

-  decreased confidence in digital assets and digital assets trading platforms;

-  poor risk management or fraud by entities in the digital assets ecosystem;

-  increased competition from other forms of digital assets or payment services; and

-  the acquisitions or dispositions of bitcoin by one or more of the Underlying ETPs, since there is no limit on the number of bitcoin that the Underlying ETPs may acquire.

The trading prices of many digital assets, including bitcoin, have experienced extreme volatility and may continue to do so. Extreme volatility in the future, including declines in the trading prices of bitcoin, could have a material adverse effect on the value of the Underlying ETPs and/or Bitcoin Index. The digital asset markets may still be experiencing a bubble or may experience a bubble again in the future. The value of a bitcoin is subject to momentum pricing due to speculation regarding future appreciation in value rather than robust fundamental analysis, leading to greater volatility.

Digital assets represent a new and rapidly evolving industry, and the value of the Underlying ETPs and/or Bitcoin Index depends on the market acceptance of bitcoin. Digital asset networks, including the Bitcoin peer-to-peer network and associated blockchain ledger (the "Bitcoin Blockchain" and together the "bitcoin network"), and the software used to operate them are in the early stages of development. Given the recentness of the development of digital asset networks, digital assets may not function as intended and parties may be unwilling to use digital assets, which would dampen the growth, if any, of digital asset networks. Because bitcoin is a digital asset, the value of each of the Underlying ETPs' shares is subject to a number of factors relating to the fundamental investment characteristics of digital assets, including the fact that digital assets are bearer instruments and loss, theft, compromise, or destruction of the associated private keys could result in permanent loss of the asset. In addition, the Bitcoin Blockchain has experienced in the past, and may experience in the future, several quirks and unique events, including the first block of bitcoin being untradeable; a 2013 change in how transactions were processed leading to a temporary split in the blockchain; the blockchain experiencing small reorganizations due to network propagation issues or miner behavior; and the block subsidy halving in 2020 taking longer than expected due to slower block times.

Digital asset networks are dependent upon the internet. A disruption of the internet or a digital asset network, such as the bitcoin network, would affect the ability to transfer digital assets, including bitcoin, and, consequently, their value.

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

To the extent that any miners cease to record transactions that do not include the payment of a transaction fee in solved blocks or do not record a transaction because the transaction fee is too low, such transactions will not be recorded on the Bitcoin Blockchain until a block is mined by a miner who does not require the payment of transaction fees or is willing to accept a lower fee. Any widespread delays in the recording of transactions could result in a loss of confidence in a digital asset network.

If the digital asset award for mining blocks and transaction fees for recording transactions on the bitcoin network are not sufficiently high to incentivize miners, or if certain jurisdictions continue to limit mining activities, miners may cease expanding processing power to mine blocks, could demand high transaction fees or confirmations of transactions on the Bitcoin Blockchain could be slowed, each of which could negatively impact the value of bitcoin and the value of the Underlying ETPs and/or Bitcoin Index.

Digital asset mining operations can consume significant amounts of electricity, which may have a negative environmental impact and give rise to public opinion against allowing, or government regulations restricting, the use of electricity for mining operations. Additionally, miners may be forced to cease operations during an electricity shortage or power outage, or if electricity prices increase where the mining activities are performed.

The open-source structure of many digital asset network protocols, such as the protocol for the bitcoin network, means that developers and other contributors are generally not directly compensated for their contributions in maintaining and developing such protocols. A loose community referred to as the "core developers" and other contributors to the bitcoin network are generally not directly compensated for their contributions in maintaining and developing the bitcoin network protocol. A failure to properly monitor and upgrade the bitcoin network protocol could damage the bitcoin network and the value of the Underlying ETPs and/or Bitcoin Index. Bitcoin is rewarded solely for mining activity and is not sold to raise capital for the Bitcoin network, and the bitcoin network protocol itself is made available for free rather than sold or made available subject to licensing or subscription fees and its use does not generate revenues for its development team. Consequently, there is a lack of financial incentive for developers to maintain or develop the bitcoin network and the core developers may lack the resources to adequately address emerging issues with the bitcoin network protocol. Although the bitcoin network is currently supported by the core developers, there can be no guarantee that such support will continue or be sufficient in the future. For example, the bitcoin network is maintained and developed largely on a GitHub resource section dedicated to bitcoin development, and there have been recent reports that the number of core developers who have the authority to make amendments to the bitcoin network's source code in the GitHub repository is relatively small, although there are believed to be a larger number of developers who contribute to the overall development of the source code of the bitcoin network. Alternatively, some developers may be funded by entities whose interests are at odds with other participants in the bitcoin network. In addition, a bad actor could also attempt to interfere with the operation of the bitcoin network by attempting to exercise a malign influence over a core developer. To the extent that material issues arise with the bitcoin network protocol and the core developers and open-source contributors are unable to address the issues adequately or in a timely manner, the bitcoin network and therefore the value of the Underlying ETPs and/or Bitcoin Index may be adversely affected.

The core developers can propose amendments to the bitcoin network's source code that, if accepted by miners and users, could alter the protocols and software of the bitcoin network and the properties of bitcoin. These alterations would occur through software upgrades and could potentially include changes to the irreversibility of transactions and limitations on the mining of new bitcoin, which could undermine the appeal and market value of bitcoin. Alternatively, software upgrades and other changes to the protocols of the bitcoin network could fail to work as intended or could introduce bugs, security risks, or otherwise adversely affect, the speed, security, usability, or value of the bitcoin network or bitcoins. As a result, the bitcoin network could be subject to changes to its protocols and software in the future that may adversely affect the value of the Underlying ETPs and/or Bitcoin Index. The acceptance of software patches or upgrades by a significant, but not overwhelming, percentage of the users and miners in a digital asset network, such as the bitcoin network, could result in a "fork" in such network's blockchain, including the Bitcoin Blockchain, resulting in the operation of multiple separate networks. A fork can introduce new security and operability risks to the original and the new networks, and may adversely impact confidence in the digital assets, and consequentially, their value. Even where amendments are approved by all or substantially all of the users and miners of bitcoin network, those amendments to the protocols and software could adversely affect the value of the Underlying ETPs and/or Bitcoin Index. The Bitcoin Blockchain has experienced forks previously.

PROSPECTUS | April 1, 2025

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

The governance of decentralized networks, such as the bitcoin network, is by voluntary consensus and open competition. As a result, there may be a lack of consensus or clarity on the governance of any particular decentralized digital asset network, which may stymie such network's utility and ability to grow and face challenges. As a result, there may be a lack of consensus or clarity on the governance of the bitcoin network, which may stymie the bitcoin network's utility and ability to grow and face challenges. In particular, it may be difficult to find solutions or martial sufficient effort to overcome any future problems on the bitcoin network, especially long-term problems. Further, changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network's ability to grow and respond to challenges. The foregoing notwithstanding, the protocols for some decentralized networks, such as the bitcoin network, are informally managed by a group of core developers that propose amendments to the relevant network's source code. Core developers' roles evolve over time, largely based on self-determined participation. As a result of the foregoing, it may be difficult to find solutions or marshal sufficient effort to overcome any future problems, especially long-term problems, on digital asset networks. If a significant majority of users and miners adopt amendments to a decentralized network based on the proposals of such core developers, such network will be subject to new protocols that may adversely affect the value of the relevant digital asset.

The Underlying ETPs are not actively managed and will not have any formal strategy relating to the development of the bitcoin network.

Moreover, in the past, flaws in the source code for digital assets have been exposed and exploited, including flaws that disabled some functionality for users, exposed users' personal information and/or resulted in the theft of users' digital assets. The cryptography underlying bitcoin could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the bitcoin network or take the Underlying ETPs' bitcoin, which would adversely affect the value of the Underlying ETPs shares. Moreover, functionality of the bitcoin network may be negatively affected such that it is no longer attractive to users, thereby dampening demand for bitcoin. Even if another digital asset other than bitcoin were affected by similar circumstances, any reduction in confidence in the source code or cryptography underlying digital assets generally could negatively affect the demand for digital assets and therefore adversely affect the value of the Underlying ETPs and/or Bitcoin Index.

All networked systems are vulnerable to various kinds of attacks. As with any computer network, the bitcoin network contains certain flaws. For example, the bitcoin network is currently vulnerable to a "51% attack" where, if a miner or mining pool were to gain control of more than 50% of the hash rate for a bitcoin network, it would be able to prevent new transactions from being confirmed, and reverse new transactions that are completed while they are in control of the network, effectively enabling them to double-spend their bitcoins. In addition, many digital asset networks have been subjected to a number of denial-of-service attacks, which has led to temporary delays in block creation and in the transfer of bitcoin. Any similar attacks on the bitcoin network that impact the ability to transfer bitcoin could have a material adverse effect on the price of bitcoin and the value of the Fund Shares.

Bitcoin has only recently become selectively accepted as a means of payment by retail and commercial outlets, and use of bitcoin by consumers to pay such retail and commercial outlets remains limited. Banks and other established financial institutions may refuse to process funds for bitcoin transactions, process wire transfers to or from digital asset trading platforms, bitcoin-related companies or service providers or maintain accounts for persons or entities transacting in bitcoin. As a result, the price of bitcoin may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future. Volatility in the price of digital assets may dampen liquidity in the market and damage the public perception of digital assets generally or any one digital asset in particular, such as bitcoin, and their or its utility as a payment system, which could decrease the price of digital assets generally or individually. Further, the lack of availability of banking services could prevent the Underlying ETPs from being able to complete creations and redemptions of Baskets, the timely liquidation of bitcoin and withdrawal of assets from the custodians on behalf of the respective Underlying ETPs, even if the Underlying ETPs' sponsors determined that such liquidation was appropriate or suitable, or otherwise disrupt the Underlying ETPs' operations.

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

Certain privacy-preserving features have been or are expected to be introduced to digital asset networks, such as the bitcoin network, and platforms or businesses that facilitate transactions in bitcoin may be at an increased risk of criminal or civil lawsuits, or of having banking services cut off, if there is a concern that these features interfere with the performance of anti-money laundering duties and economic sanctions checks or facilitate illicit financing or crime.

Users, developers and miners may otherwise switch to or adopt certain digital assets at the expense of their engagement with other digital asset networks, which may negatively impact those networks, including the bitcoin network. Competition from the emergence or growth of other digital assets or methods of investing in bitcoin could have a negative impact on the price of bitcoin and adversely affect the value of the Fund Shares.

Many digital asset networks, including the bitcoin network, face significant scaling challenges due to the fact that public blockchains generally face a tradeoff between security and scalability. One means through which public blockchains achieve security is decentralization, meaning that no intermediary is responsible for securing and maintaining these systems. For example, a greater degree of decentralization generally means a given digital asset network is less susceptible to manipulation or capture. A digital asset network may be limited in the number of transactions it can process by the capabilities of each single fully participating node. Attempts to increase the volume of transactions may not be effective, and such upgrades may fail, resulting in potentially irreparable damage to the bitcoin network and to the value of bitcoin.

If corresponding increases in network throughput lag behind growth in the use of digital asset networks, average fees and settlement times may increase considerably. For example, the bitcoin network has been, at times, at capacity, which has led to increased transaction fees. Since January 1, 2019, bitcoin transaction fees have increased from $0.18 per-bitcoin transaction, on average, to a high of $60.95 per transaction, on average, on April 20, 2021. As of December 31, 2023, bitcoin transaction fees were $4.45 per transaction, on average, over a one-year trailing basis. Increased fees and decreased settlement speeds could preclude certain uses for bitcoin (e.g., micropayments), and could reduce demand for, and the price of, bitcoin, which could adversely impact the value of the Underlying ETPs and/or Bitcoin Index. In May 2023, events related to the adoption of ordinals, which are a means of inscribing digital content on the Bitcoin Blockchain, caused transaction fees to temporarily spike above $30 per transaction.

There is no guarantee that any of the mechanisms in place or being explored for increasing the scale of settlement of the bitcoin network transactions will be effective, or how long these mechanisms will take to become effective, which could cause the bitcoin network to not adequately resolve scaling challenges and adversely impact the adoption of bitcoin as a medium of exchange and the value of the Underlying ETPs and/or Bitcoin Index.

Digital assets may have concentrated ownership — large holders referred to as "whales" — and large sales or distributions by holders of such digital assets could have an adverse effect on the market price of such digital assets. Given the large amount of bitcoin they hold, these holders have the ability to manipulate the price of bitcoin.

The largest bitcoin wallets are believed to hold, in aggregate, a significant percentage of the bitcoins in circulation. Moreover, it is possible that other persons or entities control multiple wallets that collectively hold a significant number of bitcoins, even if they individually only hold a small amount, and it is possible that some of these wallets are controlled by the same person or entity. As a result of this concentration of ownership, large sales or distributions by such holders could have an adverse effect on the market price of bitcoin.

The indexes utilized by the Underlying ETPs have a limited performance history, the index price could fail to track the global bitcoin price, and a failure of the index price could adversely affect the value of the Underlying ETPs shares.

The index prices used by the respective Underlying ETPs to calculate the value of the Underlying ETPs' bitcoin may be volatile, adversely affecting the value of the Underlying ETPs' shares.

Because the Underlying ETPs hold only bitcoin and cash, an investment in the Underlying ETPs may be more volatile than an investment in a more broadly diversified portfolio. Accordingly, the Underlying ETPs' net asset values may be more volatile than another investment vehicle with a more broadly diversified portfolio and may fluctuate substantially over short or long periods of time. Fluctuations in the price of bitcoin are expected to have a direct impact on the value of the Underlying ETPs' shares.

PROSPECTUS | April 1, 2025

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

Digital asset trading platforms are relatively new and, in some cases, unlicensed, unregulated, operate without extensive supervision by governmental authorities. Many operate outside the United States and may be subject to significantly less stringent regulatory and compliance requirements in their local jurisdictions, may take the position that they are not subject to laws and regulations that would apply to a national securities exchange or designated contract market in the United States, or may, as a practical matter, be beyond the ambit of U.S. regulators. As a result, trading activity on or reported by these digital asset trading platforms is generally significantly less regulated than trading in regulated U.S. securities and commodities markets, and may reflect behavior that would be prohibited in regulated U.S. trading venues.

Furthermore, while many prominent digital asset trading platforms provide the public with significant information regarding their ownership structure, management teams, corporate practices, cybersecurity and regulatory compliance, many digital asset trading platforms do not provide this information. Digital asset trading platforms may not be subject to, or may not be operating in compliance with, regulation in a similar manner as other regulated trading platforms, such as national securities exchanges or designated contract markets. As a result, the marketplace may lose confidence in digital asset trading platforms, including prominent platforms that handle a significant volume of bitcoin trading. Digital asset trading platforms are subject to enforcement actions by regulatory authorities and may be operating out of compliance with regulation.

The bitcoin market globally and in the United States is not subject to comparable regulatory guardrails as exist in regulated securities markets. Furthermore, many bitcoin trading venues lack certain safeguards put in place by exchanges for more traditional assets to enhance the stability of trading on the exchanges and prevent "flash crashes," such as limit-down circuit breakers. As a result, the prices of bitcoin on trading venues may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges. Tools to detect and deter fraudulent or manipulative trading activities such as market manipulation, front-running of trades, and wash-trading may not be available to or employed by digital asset trading platforms, or may not exist at all. The SEC has identified possible sources of fraud and manipulation in the bitcoin market generally, including, among others: (1) "wash trading"; (2) persons with a dominant position in bitcoin manipulating bitcoin pricing; (3) hacking of the bitcoin network and trading platforms; (4) malicious control of the bitcoin network; (5) trading based on material, non-public information (for example, plans of market participants to significantly increase or decrease their holdings in bitcoin, new sources of demand for bitcoin) or based on the dissemination of false and misleading information; (6) manipulative activity involving purported "stablecoins," including Tether (the price of bitcoin may be affected due to stablecoins (including Tether and U.S. Dollar Coin (USDC)), the activities of stablecoin issuers and their regulatory treatment); and (7) fraud and manipulation at bitcoin trading platforms. The effect of potential market manipulation, front-running, wash-trading, and other fraudulent or manipulative trading practices may inflate the volumes actually present in crypto market and/or cause distortions in price, which could adversely affect the value of the Underlying ETPs and/or Bitcoin Index and cause losses to the Fund.

As digital assets have grown in both popularity and market size, the U.S. Congress and a number of U.S. federal and state agencies (including FinCEN, SEC, OCC, CFTC, FINRA, CFPB, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS and state financial institution regulators) have been examining the operations of digital asset networks, digital asset users and the digital asset trading platform markets, with particular focus on the extent to which digital assets can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises and the safety and soundness of exchanges or other service-providers that hold digital assets for users. Many of these state and federal agencies have issued consumer advisories regarding the risks posed by digital assets to investors. In addition, federal and state agencies, and other countries have issued rules or guidance about the treatment of digital asset transactions or requirements for businesses engaged in digital asset activity. However, no U.S. federal or state agency exercises comprehensive supervisory jurisdiction over global or domestic markets for bitcoin.

U.S. state and federal, and foreign regulators and legislatures have taken action against virtual currency businesses or enacted restrictive regimes in response to adverse publicity arising from hacks, consumer harm, or criminal activity stemming from virtual currency activity. The U.S. Treasury Department has expressed concern regarding digital assets' potential to be used to fund illicit activities and may seek to implement new regulations governing digital asset activities to address these concerns. Digital asset markets in the United States exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of bitcoin or the Fund Shares, such as by banning, restricting or imposing

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

onerous conditions or prohibitions on the use of bitcoins, mining activity, digital wallets, the provision of services related to trading and custodying bitcoin, the operation of the bitcoin network, or the digital asset markets generally.

Various foreign jurisdictions have, and may continue to, in the near future, adopt laws, regulations or directives that may affect the bitcoin network, digital asset trading platforms, and their users, particularly digital asset trading platforms and service providers that fall within such jurisdictions' regulatory scope. There remains significant uncertainty regarding foreign governments' future actions with respect to the regulation of digital assets and digital asset trading platforms. Such laws, regulations or directives may conflict with those of the United States and may negatively impact the acceptance of bitcoin by users, merchants and service providers outside the United States and may therefore impede the growth or sustainability of the bitcoin economy in their jurisdictions or globally, or otherwise negatively affect the value of bitcoin. The effect of any future regulatory change on the Underlying ETPs and/or Bitcoin Index or on bitcoin is impossible to predict, but such change could be substantial and adverse to the Underlying ETPs and/or Bitcoin Index and the value of the Fund Shares.

Competition from central bank digital currencies ("CBDCs") and emerging payments initiatives involving financial institutions could adversely affect the value of bitcoins and other digital assets.

In addition, over the past several years, some digital asset trading platforms have been closed due to fraud and manipulative activity, business failure or security breaches. In many of these instances, the customers of such digital asset trading platforms were not compensated or made whole for the partial or complete losses of their account balances in such digital asset trading platforms. While, generally speaking, smaller digital asset trading platforms are less likely to have the infrastructure and capitalization that make larger digital asset trading platforms more stable, larger digital asset trading platforms are more likely to be appealing targets for hackers and malware and their shortcomings or ultimate failures are more likely to have contagion effects on the digital asset ecosystem, and therefore may be more likely to be targets of regulatory enforcement action.

•  Risks Associated with the Index — General — The failure of the respective Index methodology to measure the actual value of bitcoin could have an adverse effect on the Underlying ETPs and/or Bitcoin Index. In addition, the value of bitcoin as calculated by the Index methodology may differ from the value of bitcoin calculated by other methodologies and the price of bitcoin on any single spot market.

The Underlying ETPs and/or Bitcoin Index may not achieve the desired degree of correlation between their performance and that of their respective Index and thus may not achieve their investment objective. With respect to the Underlying ETPs, the difference in performance may be due to factors such as fees, transaction costs, redemptions of, and subscriptions for, an Underlying ETP's shares, pricing differences, differences in the timing of the addition or removal of constituent exchanges underlying the Index used by the Underlying ETP to determine its NAV or the cost to the Underlying ETPs of complying with various new or existing regulatory requirements.

Risks Associated with the Index — Underlying Funds —

A.  IBIT

The Index used by IBIT to determine the net asset value of the iShares Bitcoin Trust ETF on each Business Day is based on the value of bitcoin as reflected by the index was developed by the CF Benchmarks Ltd., the "Index Administrator". The Index Administrator has substantial discretion at any time to change the methodology used to calculate the Index, including the spot markets that contribute prices to the IBIT's NAV. Any such changes could affect the present, past and expected levels of the Index and could adversely affect performance of the Index. The Index Administrator does not have any obligation to take the needs of the IBIT fund, the IBIT fund's shareholders, or anyone else into consideration in connection with such changes. There is no guarantee that the methodology currently used in calculating the Index will appropriately track the price of bitcoin in the future. By investing in IBIT, shareholders will have no rights against the Index Administrator or any other persons that have discretion over the Index, even though these entities administer, oversee and determine the Index.

Furthermore, because the number of digital asset trading platforms is limited, the Index will necessarily be comprised of a limited number of digital asset trading platforms. If a digital asset trading platform were subjected to regulatory, volatility or other pricing issues, the Index Administrator would have limited ability to remove such digital asset trading platform from the Index, which could skew the price of bitcoin as represented by the Index. Trading on a limited number of digital asset trading

PROSPECTUS | April 1, 2025

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

platforms may result in less favorable prices and decreased liquidity of bitcoin and, therefore, could have an adverse effect on the value of IBIT's shares.

B.  BTC

The Index used to price the shares of BTC is the CoinDesk Bitcoin Price Index (XBX) (the "Index") developed by CoinDesk indices, Inc. (the "Index Provider"). The Index is a U.S. dollar-denominated composite reference rate for the price of Bitcoin. The Index is designed to (1) mitigate the effects of fraud, manipulation and other anomalous trading activity from impacting the Bitcoin reference rate, (2) provide a real-time, volume-weighted fair value of Bitcoin and (3) appropriately handle and adjust for non-market related events. The Index Provider formally re-evaluates the weighting algorithm quarterly, but maintains discretion to change the way in which an Index Price is calculated based on its periodic review or in extreme circumstances. The exact methodology to calculate the Index Price is not publicly available. The Index is designed to limit exposure to trading or price distortion of any individual Digital Asset Trading Platform that experiences periods of unusual activity or limited liquidity by discounting, in real-time, anomalous price movements at individual Digital Asset Trading Platforms. The Digital Asset Trading Platforms that are included in the Index (the Constituent Trading Platforms) are selected by the Index Provider utilizing a methodology that is guided by the International Organization of Securities Commissions ("IOSCO") principles for financial benchmarks. For an exchange to become a Constituent Trading Platform, it must satisfy the Inclusion Criteria described in this prospectus, as may be updated by the Index Provider from time to time.

The Index has a limited history and the Index Price is a composite reference rate calculated using trading price data from various Digital Asset Trading Platforms chosen by the Index Provider. The Index Provider may remove or add Digital Asset Trading Platforms to the Index in the future at its discretion. Although the Index is designed to accurately capture the market price of Bitcoin, third parties may be able to purchase and sell Bitcoin on public or private markets not included among the constituent Digital Asset Trading Platforms of the Index, and such transactions may take place at prices materially higher or lower than the Index Price. Moreover, there may be variances in the prices of Bitcoin on the various Digital Asset Trading Platforms, including as a result of differences in fee structures or administrative procedures on different Digital Asset Trading Platforms. The price of Bitcoin on public Digital Asset Trading Platforms has a limited history, and during this history, Bitcoin prices on the Digital Asset Markets more generally, and on Digital Asset Trading Platforms individually, have been volatile and subject to influence by many factors, including operational interruptions. While the Index is designed to limit exposure to the interruption of individual Digital Asset Trading Platforms, the Index Price, and the price of Bitcoin generally, remains subject to volatility experienced by Digital Asset Trading Platforms, and such volatility could adversely affect the value of the Shares. Furthermore, because the number of Digital Asset Trading Platforms is limited, the Index will necessarily be comprised of a limited number of Digital Asset Trading Platforms. If a Digital Asset Trading Platform were subjected to regulatory, volatility or other pricing issues, the Index Provider would have limited ability to remove such Digital Asset Trading Platform from the Index, which could skew the price of Bitcoin as represented by the Index. Trading on a limited number of Digital Asset Trading Platforms may result in less favorable prices and decreased liquidity of Bitcoin and, therefore, could have an adverse effect on the value of the Shares.

C.  BITB

BITB will establish its net asset value with reference to the CME CF Bitcoin Reference Rate — New York Variant ("BRRNY") which is a standardized reference rate published by CF Benchmarks Ltd. (the "Benchmark Provider") that is designed to reflect the performance of bitcoin in U.S. dollars. The BRRNY is calculated by the Benchmark Provider based on an aggregation of executed trade flow of major bitcoin trading platforms ("Constituent Platforms"). The BRRNY currently uses substantially the same methodology as the CME CF Bitcoin Reference Rate ("BRR"), including utilizing the same six Constituent Platforms, which is the underlying rate to determine settlement of Chicago Mercantile Exchange ("CME") bitcoin futures contracts, except that the BRRNY is calculated as of 4:00 p.m. Eastern time, whereas the BRR is calculated as of 4:00 p.m. London time.

The BRRNY and the BRR have a limited history and their value is an average composite reference rate calculated using volume-weighted trading price data from the Constituent Platforms. A longer history of actual performance through various economic and market conditions would provide greater and more reliable information for an investor to assess BRRNY's performance. The Benchmark Provider has substantial discretion at any time to change the methodology used to calculate the BRRNY, including the Constituent Platforms that contribute prices to the Bitwise Bitcoin Trust's NAV. The Benchmark Provider

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

does not have any obligation to take the needs of the Bitwise Bitcoin Trust, the Shareholders, or anyone else into consideration in connection with such changes. There is no guarantee that the methodology currently used in calculating the BRRNY will appropriately track the price of bitcoin in the future. Neither the CME Group nor the Benchmark Provider has any obligation to take the needs of the Bitwise Bitcoin Trust or the Shareholders into consideration in determining, composing, or calculating the BRRNY or in the selection of the Constituent Platforms used. The Constituent Platforms are chosen by the Benchmark Provider, under the oversight of the CME CF Cryptocurrency Pricing Products Oversight Committee. Although the BRRNY is intended to accurately capture the market price of bitcoin, third parties may be able to purchase and sell bitcoin on public or private markets not included among the Constituent Platforms, and such transactions may take place at prices materially higher or lower than the BRRNY price. The pricing sources (Constituent Platforms) used by the BRRNY are digital asset trading venues that facilitate the buying and selling of bitcoin and other digital assets.

Although many pricing sources refer to themselves as "exchanges," they are not registered with, or supervised by, the SEC or CFTC and do not meet the regulatory standards of a national securities exchange or designated contract market. For these reasons, among others, purchases and sales of bitcoin may be subject to temporary distortions or other disruptions due to various factors, including the lack of liquidity in the markets and government regulation and intervention. These circumstances could affect the price of bitcoin used in BRRNY calculations and, therefore, could adversely affect the bitcoin price as reflected by the BRRNY.

The BRRNY is based on various inputs which may include price data from various third-party digital asset trading platforms. Neither the CME Group nor the Benchmark Provider guarantee the validity of any of these inputs, which may be subject to technological error, manipulative activity, or fraudulent reporting from their initial source. BITB utilizes the BRRNY to establish its NAV and NAV per Share. In the event that the BRRNY is incorrectly calculated, is not timely calculated or changes its calculation methodology in the future, such an occurrence may adversely impact an investment in the Shares or the Bitwise Bitcoin Trust's operations. The CME Bitcoin Real Time Price also has a limited history and shares some of the same structural and methodological features and risks as the BRRNY. The Bitwise Bitcoin Trust utilizes the CME Bitcoin Real Time Price to establish its Indicative Trust Value ("ITV"). The ITV is intended to provide additional information not otherwise available to the public that may be useful to investors and market professionals in connection with the trading of the Shares on the Exchange. It is calculated by using the prior day's holdings at close of business and the most recently reported price level of the CME Bitcoin Real Time Price. While investors are capable of assessing the intra-day movement of the price of the Shares and the bitcoin market price of bitcoin, Shareholders may use the ITV as a data point in their assessment of the value of the Shares. In the event that the CME Bitcoin Real Time Price is incorrectly calculated, is not timely calculated or changes its calculation methodology in the future, such an occurrence may adversely impact the utility of the ITV to Shareholders. Although the BRRNY and CME Bitcoin Real Time Price are designed to accurately capture the market price of bitcoin, third parties may be able to purchase and sell bitcoin on public or private markets not included among the Constituent Platforms of the BRRNY and CME Bitcoin Real Time Price, and such transactions may take place at prices materially higher or lower than the level of the BRRNY used to establish the NAV. To the extent such prices differ materially from the level of the BRRNY used to establish the NAV, investors may lose confidence in the Shares' ability to track the market price of bitcoin, which could adversely affect an investment in the Shares.

The Sponsor, in its sole discretion, may cause the Bitwise Bitcoin Trust to price its portfolio based upon an index, benchmark or standard other than the BRRNY at any time, with prior notice to the Shareholders, if investment conditions change or the Sponsor believes that another index), benchmark or standard better aligns with the Bitwise Bitcoin Trust's investment objective and strategy. The Sponsor may make this decision for a number of reasons, including, but not limited to, a determination that the BRRNY price of bitcoin differs materially from the global market price of bitcoin and/or that third parties are able to purchase and sell bitcoin on public or private markets not included among the Constituent Platforms, and such transactions may take place at prices materially higher or lower than the BRRNY price. The Sponsor, however, is under no obligation whatsoever to make such changes in any circumstance. The Constituent Platforms have changed over time.

The price of bitcoin on public digital asset trading platforms has a limited history, and during this history, bitcoin prices on the digital asset markets more generally, and on digital asset trading platforms individually, have been volatile and subject to influence by many factors, including operational interruptions. While the BRRNY is designed to limit exposure to the

PROSPECTUS | April 1, 2025

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

interruption of individual digital asset trading platforms, the BRRNY price, and the price of bitcoin generally, remains subject to volatility experienced by digital asset exchanges, and such volatility could adversely affect the value of the Shares. Furthermore, because the number of liquid and credible digital asset trading platforms is limited, the BRRNY will necessarily be composed of a limited number of digital asset trading platforms. If a digital asset trading platform were subjected to regulatory, volatility or other pricing issues, the Benchmark Provider would have limited ability to remove such digital asset trading platform from the BRRNY, which could skew the price of bitcoin as represented by the BRRNY. Trading on a limited number of digital asset trading platforms may result in less favorable prices and decreased liquidity of bitcoin and, therefore, could have an adverse effect on the value of the Shares.

D.  FBTC

The Fidelity Wise Origin Bitcoin Fund seeks to track the performance of bitcoin, as measured by the performance of the Fidelity Bitcoin Reference Rate (the "Index"), adjusted for the Fidelity Wise Origin Bitcoin Fund's expenses and other liabilities. The Fidelity Bitcoin Reference Rate is designed to reflect the performance of bitcoin in U.S. dollars. The Index is constructed using bitcoin price feeds from eligible bitcoin spot markets and the volume-weighted median price ("VWMP") methodology, calculated every 15 seconds based on VWMP spot market data over rolling sixty-minute increments to develop a bitcoin price composite. The Index methodology was developed by Fidelity Product Services LLC (the "Index Provider") and is monitored by the Fidelity Index Committee (the "Committee") with the assistance of the Fidelity Digital Asset Indices Advisory Committee. Coin Metrics, Inc. is the third-party calculation agent ("Calculation Agent") for the Index.

The Index was developed by an affiliate of the Sponsor, the Index Provider. The Index Provider has substantial discretion at any time to change the methodology used to calculate the Index, including the spot markets that contribute prices to the Fidelity Wise Origin Bitcoin Fund's NAV. Any such changes could affect the present, past and expected levels of the Index and could adversely affect performance of the Index. The Index Provider does not have any obligation to take the needs of the Fidelity Wise Origin Bitcoin Fund, the Fidelity Wise Origin Bitcoin Fund's Shareholders, or anyone else into consideration in connection with such changes. There is no guarantee that the methodology currently used in calculating the Index will appropriately track the price of bitcoin in the future. The Index Provider has no obligation to take the needs of the Fidelity Wise Origin Bitcoin Fund or the Shareholders into consideration in determining, composing, or calculating the Index. By investing in the Fidelity Wise Origin Bitcoin Fund, shareholders will have no rights against the Index Provider or any other persons that have discretion over the Index, even though these entities administer, oversee and determine the Index.

Pricing sources used by the Index are digital asset spot markets that facilitate the buying and selling of bitcoin and other digital assets. Although many pricing sources refer to themselves as "exchanges," they are not registered with, or supervised by, the SEC or CFTC and do not meet the regulatory standards of a national securities exchange or designated contract market. For these reasons, among others, purchases and sales of bitcoin may be subject to temporary distortions or other disruptions due to various factors, including the lack of liquidity in the markets and government regulation and intervention. For example, on June 5, 2023, the SEC filed lawsuits against cryptocurrency exchanges Coinbase and Binance alleging, among other things, their operation of an unlicensed securities exchange. These circumstances could affect the price of bitcoin used in Index calculations and, therefore, could adversely affect the level of the Index.

The Index is based on various inputs which include price data from various third-party bitcoin spot markets. The Index Provider does not guarantee the validity of any of these inputs, which may be subject to technological error, manipulative activity, or fraudulent reporting from their initial source.

The Sponsor, in its sole discretion, may cause FBTC to track (or price its portfolio based upon) an index or standard other than the Index at any time, with prior notice to the Shareholders, if investment conditions change or the Sponsor believes that another index or standard better reflects the price of bitcoin. The Sponsor, however, is under no obligation whatsoever to make such changes in any circumstance.

Using a VWMP methodology and price feeds from eligible bitcoin spot markets, the Index intends to represent the U.S. dollar value of one bitcoin every 15 seconds based on VWMP spot market data over rolling sixty-minute increments. As such, the VWMP methodology used to determine the NAV may not be reflective of market events and other developments that occur after its pricing window and thus this methodology may not be reflective of the then-available market price of bitcoin in

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

periods between its calculation. Additionally, as the methodology references a median price, it may not reflect the price of bitcoin available for the Fidelity Wise Origin Bitcoin Fund to transact on any single spot market. The Sponsor does not intend, and disclaims any obligation, to determine whether the methodology used to determine the level of the Index accurately reflects the value of bitcoin or the price at which market transactions in bitcoin could be readily effected at any given time.

E.  ARKB

ARKB investment objective is to track the performance of bitcoin as measured by the performance of the CME CF Bitcoin Reference Rate — New York Variant (the "Index"), adjusted for the ARK 21Shares Bitcoin ETF's expenses and other liabilities. The Index is calculated by CF Benchmarks Ltd. (the "Index Provider") based on an aggregation of executed trade flow of major bitcoin spot exchanges. The Index is designed to reflect the performance of bitcoin in U.S. dollars. The Index currently uses substantially the same methodology as the CME CF Bitcoin Reference Rate ("BRR"), including utilizing the same six bitcoin exchanges, which is the underlying rate to determine settlement of CME bitcoin futures contracts, except that the Index is calculated as of 4:00 p.m. Eastern time, whereas the BRR is calculated as of 4:00 p.m. London time. The Shares of the ARK 21Shares Bitcoin ETF are valued daily based on the Index.

The Index was developed by the Index Provider and has a limited performance history. Although the Index is based on materially the same methodology (except calculation time) as the Index Provider's BRR, which was first introduced in November 2016, the Index itself has only been in operation since February 2022, and the Index has only featured its current roster of Constituent Exchanges since May 2022. A longer history of actual performance through various economic and market conditions would provide greater and more reliable information for an investor to assess the Index's performance. The Index Provider has substantial discretion at any time to change the methodology used to calculate the Index, including the spot markets that contribute prices to the ARK 21Shares Bitcoin ETF's NAV. The Index Provider does not have any obligation to take the needs of the ARK 21Shares Bitcoin ETF, the ARK 21Shares Bitcoin ETF's Shareholders, or anyone else into consideration in connection with such changes. There is no guarantee that the methodology currently used in calculating the Index will appropriately track the price of bitcoin in the future. The Index Provider has no obligation to take the needs of the ARK 21Shares Bitcoin ETF or the Shareholders into consideration in determining, composing, or calculating the Index.

Pricing sources used by the Index are digital asset spot markets that facilitate the buying and selling of bitcoin and other digital assets. Although many pricing sources refer to themselves as "exchanges," they are not registered with, or supervised by, the SEC or CFTC and do not meet the regulatory standards of a national securities exchange or designated contract market. For these reasons, among others, purchases and sales of bitcoin may be subject to temporary distortions or other disruptions due to various factors, including the lack of liquidity in the markets and government regulation and intervention. These circumstances could affect the price of bitcoin used in Index calculations and, therefore, could adversely affect the bitcoin price as reflected by the Index.

The Index is based on various inputs which include price data from various third-party bitcoin spot markets. The Index Provider does not guarantee the validity of any of these inputs, which may be subject to technological error, manipulative activity, or fraudulent reporting from their initial source.

The Sponsor, in its sole discretion, may cause the ARK 21Shares Bitcoin ETF to track (or price its portfolio based upon) an index or standard other than the Index at any time, with prior notice to the Shareholders, if investment conditions change or the Sponsor believes that another index or standard better aligns with the ARK 21Shares Bitcoin ETF's investment objective and strategy.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETPs' securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETPs fall, the value of your investment in the Fund will decline.

•  Floor Risk — The Fund will be subject to the first 20% of the negative price return of Spot bitcoin, and there can be no guarantee that the Fund will be successful in its strategy to limit the losses in excess of the first 20% experienced by the Underlying ETPs and/or Bitcoin Index during an Outcome Period. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment. In

PROSPECTUS | April 1, 2025

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

addition, the Fund's NAV may not change significantly when the share price of the Underlying ETPs and/or Bitcoin Index is materially below the Floor. If the Outcome Period has begun and the Underlying ETP's share price has decreased in value by more than 20%, an investor purchasing or selling shares at that time may not benefit from subsequent gains in the share price of the Underlying ETPs and/or Bitcoin Index until the Floor is reached and exceeded again (i.e., the share price of the Underlying ETPs and/or Bitcoin Index has recovered to a loss of only 20% from the start of the Outcome Period).

•  FLEX Options Risk — Trading FLEX Options involves risks different from, and possibly greater than, the risks associated with investing directly in securities or in other types of options. FLEX Options, like other listed options, are traded on the U.S. options markets and are issued by OCC. However, unlike other options, the terms of FLEX Options are not all standardized. When a FLEX Option is purchased and sold in an opening transaction, the parties to the transaction have the flexibility, within limitations set forth in the rules of the options market on which the transaction occurs, to fix certain of the option's terms. The flexibility to fix certain terms is what makes FLEX Options different from other types of options. Because many of the terms of FLEX Options are not standardized, it is less likely that there will be an active secondary market in which holders and writers of such options will be able to close out their positions by offsetting sales and purchases. Because FLEX Options have variable terms that are fixed by the parties, there are no pre-established series of FLEX Options. Rather, any different series of FLEX Options may be created and outstanding at any given time as a result of the various designations of variable terms that are made in different transactions. Secondary trading interest in FLEX Options may therefore be spread over a larger number of series than the trading interest in other options, the trading interest in any particular series of FLEX Options may be very limited, the secondary markets in FLEX Options may be less deep, liquid and continuous than the markets in other options on the same underlying interests, and the premiums for FLEX Options may not correlate with premiums for such other options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities. The Fund also is subject to the risk that the OCC will become insolvent or otherwise be unable to meet its obligations, which could cause the Fund to suffer losses which may be significant.

The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

OCC may base its calculations of the margin requirements for positions in a series of FLEX Options on an estimate derived from data and factors OCC deems pertinent in respect of quotations and transactions in that options series and in other options series. Alternatively, OCC may fix such margin requirements at a level it deems necessary to protect the respective interests of OCC, the clearing members and the public. As a result, the Fund's margin requirements for positions in FLEX Options may differ from — and may be significantly greater than — the margin requirements applicable to similar positions in other options on the same underlying interest.

•  Interest Rate Risk — Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. Prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

•  Investment in a Subsidiary — As determined necessary or advisable by the Fund, the Fund may invest a portion of its assets in a wholly-owned subsidiary (a "Subsidiary"), organized under the laws of the Cayman Islands. Investment in the Subsidiary is expected to provide the Fund with exposure to Spot bitcoin within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including options on the Underlying ETPs and/or Bitcoin Index. The Fund does not intend to create or acquire primary control of any entity which engages in investment activities in securities or other assets other than entities wholly owned or majority-owned by the Fund. To the extent that a Fund invests in the Subsidiary, the Fund may be subject to the risks associated with the above-mentioned derivative instruments and other securities, which are discussed elsewhere herein and the SAI. To comply with the asset diversification test applicable to a RIC (discussed elsewhere in this prospectus), the Fund intends to limit its investments in such subsidiary to 25% of the Fund's total assets at the end of each taxable quarter.

Although the Subsidiary may be considered similar to investment companies, it is not registered under the 1940 Act and, unless otherwise noted in each Fund's Prospectus and SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. The Board of Trustees, however, has oversight responsibility for the investment activities of each Fund, including its investment in its respective subsidiary. In addition, each Fund is the sole shareholder of its respective Subsidiary, and it is not currently expected that shares of a Subsidiary will be sold or offered to other investors.

The Fund will treat a Subsidiary's assets as assets of the Fund for purposes of determining compliance with various provisions of the 1940 Act applicable to the Fund, including those relating to investment policies for purposes of Section 8, capital structure so that the Fund treats the debt of the Subsidiary as its own for purposes of Sections 18, and affiliated transactions and custody for purposes of Sections 17. The Advisor to the Subsidiary complies with the provisions of Section 15 of the 1940 Act as an investment adviser to the Fund, as defined in Section 2(a)(20) of the 1940 Act. The Subsidiary and its board agree to designate an agent for service of process in the United States. The Subsidiary's custodian is State Street Bank and Trust Company.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or a Subsidiary to operate as described in the Fund's Prospectus and SAI and could negatively affect a Fund and its shareholders.

The Advisor also serves as the investment adviser to the Subsidiary but will not receive separate compensation for services provided to the subsidiary.

•  Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 80% downside protection or upside participation in the price of Spot bitcoin as reflected through investment in one or more Underlying ETPs and/or Bitcoin Index. The Fund's downside protection and upside participation of the price of Spot bitcoin may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETPs and/or Bitcoin Index during the approximately 12 month options package. However, Fund Shares may not experience the same price movement as the price movement of the price of Spot bitcoin. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETPs and/or Bitcoin Index price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Spot bitcoin price (as measured by the BRRNY) has increased from its price at the beginning of the options package period, the investor may not be 80% protected against the Spot bitcoin's downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the price of Spot bitcoin has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in Spot bitcoin's value.

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•  Liquidity Risk — FLEX Options — If and when available, in the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary

PROSPECTUS | April 1, 2025

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

•  Liquidity Risk — Listed Options — There is no guarantee that a liquid secondary trading market will exist for the Listed Options. The trading in Listed Options may be less deep and liquid than the market for certain other exchange traded option contracts. In a less liquid market for the Listed Options terminating the Listed Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of Listed Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its Listed Option positions. A less liquid trading market may adversely impact the value of the Listed Options and the value of your investment.

•  Liquidity Risk — OTC Options — There is no guarantee that a liquid secondary trading market will exist for the OTC Options. The trading in OTC Options may be less deep and liquid than the market for certain other securities, including exchange traded option contracts. In a less liquid market for the OTC Options, terminating the OTC Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. A less liquid trading market may adversely impact the value of the OTC Options and the value of your investment.

•  Management Risk — Investment decisions will be made for the Fund by the Advisor. The Fund is subject to management risk because, in relying on the Advisor to achieve its investment objective, it runs the risk that the Advisor's investment techniques will fail to produce intended results and that this may cause the Fund to incur significant losses. Purchasing and selling options are highly specialized activities and entail higher risks than simply purchasing and selling publicly traded securities. The Advisor may fail to use options effectively and options purchased or sold by the Fund may fail to perform as expected by the Advisor. The Fund's success will depend in part on the Advisor's ability to correctly predict the rates of return and risks of the options that it sells or buys.

•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

•  Options Risk — The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in those indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

index and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed call option is dependent, in part, upon the liquidity of the options market. An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange, which provides a secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, a Fund will not be able to effect an offsetting closing transaction for a particular option. Reasons for the absence of a liquid secondary market on a national securities exchange include the following: (i) insufficient trading interest in some options; (ii) restrictions by an exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions on particular classes or series of options or underlying securities; (iv) unusual or unforeseen interruptions in normal operations on an exchange; (v) inability to handle current trading volume; or (vi) discontinuance of options trading (or trading in a particular class or series of options). In addition, the hours of trading for options on an exchange may not conform to the hours of trading of the underlying securities, creating a risk of significant changes in the prices of underlying securities that are not immediately reflected in the options markets. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. Until FLEX Options and/or Listed Options become available, the Fund will purchase and sell OTC Options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed call options. OTC Options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

The holder of an option may terminate its position in a call option it has purchased by allowing it to expire or by exercising the option. If an option is European style, it may be exercised only on its expiration date. If the option is American style, it may be exercised on any day up to and including its expiration date. While the Fund expects to enter into European style options that are exercisable at the strike price only on the expiration date at the end of an Outcome Period, it may enter into American style options from time to time. When the Fund writes an American style option, it has no control over when it will be required to fulfill its obligations and there is risk that a counterparty will exercise the option at a time that is not advantageous to the Fund. If an American style option is exercised, the Fund may close out the corresponding purchased option and enter into new options. There can be no guarantee that a Fund will be able to effect a closing purchase or a closing sale with respect to a specific option at any particular time or that the Fund will not suffer losses as a result of a written option being exercised prior to the end of an Outcome Period.

•  OTC Options Risk — Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the Underlying ETPs underlying an OTC Option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. The Advisor's assessment of any Counterparty may be inaccurate or incomplete and is subject to considerable judgment, which may be incorrect.

•  Position Limits Risk — The options exchanges have established limits on the maximum number of puts and calls covering the same underlying security that may be held or written by a single investor or group of investors acting in concert or under common control (regardless of whether the options are purchased or written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). These are referred to as "position limits." The position limit applicable to a particular option class is determined by the options exchange based on the number of shares outstanding and trading volume of the security underlying the option. The rules of the options markets generally limit the maximum number of options on the same side of the market (i.e., calls held plus puts written, or puts held plus calls written) with respect to a single underlying interest that may be carried in the accounts of a single investor or group of investors acting in concert. An options market may require that positions in certain Listed Options or FLEX Options be aggregated with positions in certain other options for purposes of calculating position limits.

PROSPECTUS | April 1, 2025

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

The clearing members that clear the Fund's listed option positions are required to monitor and report the Fund's positions to the options exchanges and may be required to liquidate positions in excess of these limits. Failure to comply with position limits may result in the imposition of fines and other sanctions by the options exchanges.

Even if a Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Advisor and its affiliates may be aggregated. Therefore, the trading decisions of the Advisor may have to be modified and positions held by a Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of a Fund and prevent the Fund from achieving its investment objective. A violation of position limits could also lead to regulatory action materially adverse to a Fund's investment strategy.

•  Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

•  Sector Risk — To the extent the Underlying ETPs invest a significant portion of their assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that one or more, if not all of the Underlying ETPs may underperform the broader market, or experience greater volatility.

•  Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Code. The federal income tax treatment of certain aspects of the Fund's operations — including its option strategy, its hedging strategy, and the possible application of the "straddle" rules and various loss limitations — is not entirely clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must derive at least 90% of its gross income each year from "qualifying income," meet certain diversification tests at the end of each quarter and meet an annual distribution test. For purposes of the qualifying income requirement, the treatment of derivatives that provide exposure to the Underlying ETPs or bitcoin is not entirely clear, and thus whether the income and gain therefrom is qualifying income is uncertain. If the Fund were to treat income or gain from particular instruments linked to bitcoin as qualifying income, an adverse determination or future guidance by the Internal Revenue Service with respect to the treatment of income or gain from those investments may adversely affect the Fund's ability to qualify as a RIC. For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. The Underlying ETPs are expected to be treated as the issuer of certain of the Fund's investments, which may make it more difficult for the Fund to meet the diversification tests. In addition, an adverse determination or future guidance by the Internal Revenue Service with respect to issuer identification for the Fund's investments may adversely affect the Fund's ability to qualify as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETPs may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund.

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

•  U.S. Government Security Risk — Some securities issued by U.S. Government agencies or government-sponsored enterprises are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or enterprise to borrow from the U.S. Treasury. There can be no assurance that the U.S. Government will always provide financial support to those agencies or enterprises.

•  U.S. Treasury Risk — A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury securities to decline. U.S. Treasury securities are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities.

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the OTC Options, FLEX Options and/or Listed Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Advisor in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Fund Performance

The Fund had not commenced operations as of the date of this prospectus. Once available, the Fund's performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, will be available on the Fund's website at: www.calamos.com. Past performance (before and after taxes) is not an indication of future performance. The broad-based securities market index shall be the Bloomberg US Aggregate Bond Index.

Investment Adviser

Calamos Advisors LLC ("Calamos Advisors" or the "Advisor")

Portfolio Managers

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH ADVISOR
David O'Donohue	Since April 2025	SVP, Sr. Co-Portfolio Manager
Jimmy Young	Since April 2025	SVP, Co-Portfolio Manager
Eli Pars	Since April 2025	SVP, Sr. Co-Portfolio Manager
Jason Hill	Since April 2025	SVP, Sr. Co-Portfolio Manager
Anthony Vecchiolla	Since April 2025	VP, Co-Portfolio Manager

PROSPECTUS | April 1, 2025

Other Important Information Regarding Fund Shares

Portfolio Holdings. The Fund's portfolio holdings are disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day. A description of the Fund's policies and procedures with respect to the disclosure of such Fund's portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

Premium/Discount Information. Information about the premiums and discounts at which the Fund's Shares have traded are available at www.calamos.com.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as "Creation Units." Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the "bid-ask spread"). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.calamos.com/.

Tax Information

Net investment income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. The Fund intends to distribute net investment income and capital gains, if any, at least annually.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), such Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Additional Information About Investment Strategies and Related Risks

The Fund's investment objective and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval.

What are the investment objectives and principal strategies for the Fund?

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of Spot bitcoin up to the Cap over a specified period of time of approximately one (1) year (the "Outcome Period"), while seeking to provide downside protection with a Floor limiting losses against decreases in the price of Spot bitcoin exceeding 20% (the "Floor") over the same Outcome Period (before taking total fund operating fees and expenses into account). The "Spot bitcoin price" for determining the Cap for any Outcome Period will be determined by taking the BRRNY as of the first day of the Outcome Period. The BRRNY is a once a day benchmark index price for bitcoin that aggregates trade data from multiple bitcoin-USD markets operated by major cryptocurrency exchanges that conform to the CME CF Constituent Exchange Criteria.2

The Fund seeks to provide protection against a loss exceeding 20% (by providing a Floor against the negative price return of Spot bitcoin exceeding 20%) prior to taking into account any fees or expenses charged to the Fund. A Floor provides no initial downside protection, but instead provides protection against a price decline that exceeds a certain percentage over the entirety of an Outcome Period.

If, for example, the Floor is 20% and the price of Spot bitcoin declines by 8% over an Outcome Period, an investor would not receive any protection from the Floor because the decline was not greater than 20%.

If, by contrast, the decline of the price of Spot bitcoin over the Outcome Period was 32%, the Floor feature is designed to limit that investor's loss to only 20% of Spot bitcoin's price decline (before total fund operating fees and expenses) over the Outcome Period. The Floor percentage (in this case, 20%) should therefore not be understood to apply to any given level of loss. Thus, a 32% decline in the price of Spot bitcoin over an Outcome Period would not entitle the investor to protection against 80% of that loss (and therefore would not entitle the investor to protection against all but 6.4% of that loss).

Based on market conditions and other factors at the commencement of the Outcome Period, Calamos Advisors LLC ("Calamos Advisors" or the "Advisor") seeks to provide investment exposure to the price performance of Spot bitcoin through various means of portfolio construction and management, including the two methods/approaches as may be implemented by the Advisor in its discretion as described below.

In the first method/approach, the Fund's portfolio will be comprised of options, cash and cash equivalents, and U.S. Treasuries. Under this approach, and under normal market conditions, the Fund will invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less (the "Treasury Portfolio"), cash and cash equivalents, over-the-counter Options ("OTC Options") and, if and when available, FLexible EXchange Options ("FLEX Options") and/or listed exchange traded options ("Listed Options"). The FLEX Options and/or Listed Options will each reference the price performance of (A) one or more of the iShares Bitcoin Trust ETF (IBIT), Grayscale Bitcoin Mini Trust ("BTC"), Bitwise Bitcoin ETF ("BITB"), Fidelity® Wise Origin® Bitcoin Fund ("FBTC") and ARK 21 Shares Bitcoin ETF ("ARKB") (each an "Underlying ETP" and collectively, the "Underlying ETPs") and/or (B) one or more indexes that are designed to track the price of bitcoin ("Bitcoin Index").

In the second method/approach, the Fund's portfolio will be comprised of options and cash and cash equivalents. Under this approach, and under normal market conditions, the Fund will invest substantially all of its assets in cash and cash equivalents and, if and when available, FLEX Options and/or Listed Options. The FLEX Options and/or Listed Options will each reference the price performance of one or more of the Underlying ETPs and/or a Bitcoin Index.

With respect to each method/approach described above, each of the Underlying ETPs has as a primary investment objective to seek investment results that generally correspond to the price performance of bitcoin (as measured to a stated index or defined

2  The Constituent Exchange Criteria requires each Constituent Exchange to implement policies and procedures designed to ensure fair and transparent market conditions and to identify and impede illegal, unfair or manipulative trading practices. Additionally, each Constituent Exchange must comply with, among other things, capital market regulations, money transmission regulations, client money custody regulations, know-your-client regulations and anti-money laundering regulations.

PROSPECTUS | April 1, 2025

Additional Information About Investment Strategies and Related Risks

bitcoin reference rate) and therefore the performance of each Underlying ETPs and/or Bitcoin Index is expected to be positively correlated to the price performance of Spot bitcoin. Each Bitcoin Index will be designed to track the price performance of bitcoin and therefore each Bitcoin Index is expected to be positively correlated to the price performance of Spot bitcoin.

If and when they become available, the Fund intends to utilize either FLEX Options and/or Listed Options in place of all OTC Options. The Fund will not invest directly in bitcoin. Instead, the Fund seeks to track the positive price return of Spot bitcoin by investing in options that reference the price performance of one or more of the Underlying ETPs which, in turn, own bitcoin or options that reference one or more Bitcoin Index. The portfolio of options utilized by the Advisor may consist of options on one or more of the Underlying ETPs and/or Bitcoin Index at the determination of the Advisor based on then-current market factors.

Each Underlying ETP issues shares representing fractional undivided beneficial interests in its net assets. The assets of each Underlying ETP consist primarily of bitcoin held by a custodian on behalf of the Underlying ETP. The Underlying ETPs seek to reflect generally the performance of the price of bitcoin. Each Underlying ETP seeks to reflect such performance before payment of the Underlying ETP's expenses and liabilities. The shares of each Underlying ETP are backed by the assets of the respective Underlying ETP and are intended to constitute a simple means of making an investment similar to an investment in bitcoin rather than by acquiring, holding and trading bitcoin directly on a peer-to-peer or other basis or via a digital asset trading platform. See "The Underlying ETPs" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETPs. It is important that you understand these characteristics before making an investment in the Fund.

The Fund may use OTC Options and, if and when available, FLEX Options and/or Listed Options (each such method/approach, as applicable, an "Options Portfolio"), U.S. Treasury securities with remaining maturities of one (1) year or less, if applicable, and cash and cash equivalents to employ a "target outcome floor strategy". Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security, commodity or index. The pre-determined outcomes sought by the Fund, which include a Floor to limit losses (before total fund operating fees and expenses) of Spot bitcoin (the "Floor") and upside participation to a stated cap (before total fund operating fees and expenses) (the "Cap"), are based on the price performance of Spot bitcoin over an Outcome Period. As noted above, each type of option or a combination of each such options are expected to be used by the Fund if and when they do become available.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the price of Spot bitcoin appreciates over the Outcome Period, the OTC Options and, if and when available, FLEX Options and/or Listed Options held by the Fund seek to provide upside participation tracking that of Spot bitcoin, up to a Cap that is determined at the start of the Outcome Period, by taking the BRRNY price as of the first day of the Outcome Period.

•  If the price of Spot bitcoin decreases over the Outcome Period, the U.S. Treasury securities with remaining maturities of twelve months or less, cash and cash equivalents, FLEX Options and/or Listed Options held by the Fund (depending on which method/approach the Advisor employs) seek to provide protection against 80% of such losses (i.e., 20% maximum loss target or "Floor", prior to taking into account total fund operating fees and expenses).

The Fund does not seek to provide the capital protection described herein as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on April 7, 2025, through April 6, 2026, the Cap is 51.76% and the Floor is 20%. When the Fund's total fund operating fees and expenses are taken into account, the Cap is 51.07% and the Floor is 20.69%. The Cap and Floor will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from April 7, 2025 through April 6, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Additional Information About Investment Strategies and Related Risks

Period, the Fund determines a new cap rate for Spot bitcoin and resets by investing in a new set of OTC Options and, if and when available, FLEX Options and/or Listed Options that are designed to provide returns in order to meet the new Cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Floor will remain the same for each Outcome Period. The Floor and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund is expected to be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the OTC Options and, if and when available, FLEX Options and/or Listed Options and U.S. Treasury securities, if applicable, it held for that Outcome Period. It will then invest in a new series of OTC Options and, if and when available, FLEX Options and/or Listed Options and U.S. Treasury securities, if applicable, with an expiration date, in the case of the options, and a maturity date in the case of the U.S. Treasury securities, if applicable, of approximately one (1) year in the future, and a new Outcome Period will begin. Each of the OTC Options and, if and when available, FLEX Options and/or Listed Options' value is ultimately derived from the performance of the Underlying ETPs share price during that time or, in the case of options that reference the Bitcoin Index, the performance of such index during that time. As the terms of the OTC Options, FLEX Options and Listed Options do not generally change during an Outcome Period, the outcomes, including the Cap and Floor discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Floor may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Floor provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the price of Spot bitcoin during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Floor level (i.e., losses exceeding 20%) and they may not experience gains up to the Cap. See "Floor and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Floor. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that track the price of Spot bitcoin, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period.

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to Spot bitcoin. As described herein, the investments that the Fund intends to utilize for its 80% investment policy may include OTC Options and/or, if and when available, FLEX Options and/or Listed Options in one or more of the Underlying ETPs and/or Bitcoin Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

PROSPECTUS | April 1, 2025

Additional Information About Investment Strategies and Related Risks

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary (a "Subsidiary"), organized under the laws of the Cayman Islands. Investment in the Subsidiary is expected to provide the Fund with exposure to Spot bitcoin within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including options on the Underlying ETPs and/or Bitcoin Index.

The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure, custody, and leverage on an aggregate basis with the Subsidiary. Except as noted herein, for purposes of this Prospectus, references to the Fund's investment strategies and risks include those of the Subsidiary.

Explanation of diagram — First Method/Approach:

The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the performance of one or more Underlying ETPs and/or Bitcoin Index, and the solid line represents the return profile gross of total fund operating fees and expenses sought by the Fund in relation to the indicated performance of the Underlying ETPs and/or Bitcoin Index. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETPs and/or Bitcoin Index. References to the Bitcoin Reference Asset in the charts below are intended to refer to the Underlying ETPs and/or Bitcoin Index. The portfolio of options utilized by the Advisor may consist of options on one or more of the Underlying ETPs and/or Bitcoin Index at the determination of the Advisor based on then current market factors.

The Advisor seeks to provide investment exposure to the price performance experienced by Spot bitcoin by investing in options referencing one or more Underlying ETPs and/or Bitcoin Index while seeking to limit losses against significant decreases in the price of one or more of the Underlying ETPs and/or Bitcoin Index through the protection layer provided by the Fund's Treasury

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Additional Information About Investment Strategies and Related Risks

Portfolio. The Advisor seeks to specifically select the strike price for each contract in the Options Portfolio such that if the options were exercised on the expiration date (the final day of the option term set at approximately one (1) year), the Fund's portfolio would experience the price return of Spot bitcoin subject to a maximum gain on the price performance of Spot bitcoin over the duration of the options contracts and would be protected from losses to the extent of the value of the Treasury Portfolio.

PORTFOLIO INVESTMENT	INVESTMENT TERMS	PORTFOLIO INVESTMENT PERCENTAGE	TARGET PORTFOLIO MATURITY
Treasury Portfolio	Multiple series of U.S. Treasury Bills supported by full faith and credit of U.S. government	Approximately 77% at the time of investment	12 months
Purchased call option contracts on Underlying ETPs and/or Bitcoin Index

"At-the-money" (i.e., strike price equal to the current bitcoin reference asset market price) call options at approximately 100% of the respective Underlying ETPs and/or Bitcoin Index price at the time of investment

		Approximately 35% at the time of investment	12 months
Sold call option contracts on Underlying ETPs and/or Bitcoin Index	"Out-of-the-money" (i.e., strike price is more than the current bitcoin reference asset market price) options used to help fund purchased call option contracts	Approximately -12% at the time of investment	12 months

1.  Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April Bitcoin Reference Price: The dotted grey line represents the Bitcoin reference price. The price at the origin of the axes represents the Bitcoin reference price at the beginning of the subject current Outcome Period.

2.  Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April Floor Layer: The grey line represents the Floor Layer. The Fund purchases multiple series of U.S. Treasury securities with weighted average maturities of approximately twelve (12) months or less to provide the protection level. In the event that the price of Spot bitcoin, and correspondingly the Underlying ETPs and/or Bitcoin Index decrease in value over the duration of the option contracts to a price that is lower than the strike price of the option contract, the Fund's options positions would not be exercised and the Fund's value would be comprised primarily of the U.S. Treasury securities, cash and cash equivalents. The U.S. Treasury securities held by the Fund are intended to provide the Floor protection against decreases in the price of Spot bitcoin beyond the stated Floor level. There is no guarantee that the portion of the Fund's portfolio consisting of U.S. Treasury securities will retain sufficient value to provide the level of portfolio protection sought by the Fund. The value of the Fund's holdings in U.S. Treasury securities may increase (providing a higher protection level and therefore more protection to shareholders) or decrease (providing a lower protection level and therefore less protection to shareholders).

3.  Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April Capped Upside Layer (the "Cap"): The black line represents the capped upside layer — The Fund simultaneously enters into long at-the-money call options related to one or more of the Underlying ETPs and/or Bitcoin Index, and a short out-of-the money call option (to help offset the cost of the long call Options), which allows the Fund's participation in the upside price movement of Spot bitcoin to a specific cap rate. The Fund's sold options effectively set an upper limit on the Fund's possible performance relative to the Underlying ETPs and/or Bitcoin Index by selling the Fund's ability to participate in increases in the share price of each of the Underlying ETPs and/or Bitcoin Index beyond the strike price of the sold call options over the duration of the Outcome Period and setting a limit on each Underlying ETPs and/or Bitcoin Index price performance gains for the duration of the Outcome Period. The strike price for the sold call options is dependent upon prevailing market conditions at the times the Fund originally enters into the options contracts. There can be no guarantee that the Options Portfolio, Underlying ETPs and/or Bitcoin Index will perform as expected.

While the Advisor will seek to invest the Fund's portfolio in OTC options and, if and when available, FLEX Options and/or Listed Options and U.S. Treasury securities, each with 12 months expiration in the case of options, or 12 months or less maturities in

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Additional Information About Investment Strategies and Related Risks

the case of U.S. Treasury securities, these expiration and maturity dates may not be precisely 12 months as a result of market conditions at the time of purchase. In addition, the percentage of the U.S. Treasury securities and the OTC Options and, when and if available, FLEX Options and/or Listed Options that are established at the time of purchase may be greater than or less than the sought-after allocation of the Fund's net assets between U.S. Treasuries and OTC Options and when and if available FLEX Options and/or Listed Options, due to market conditions at the time of executing the Fund's OTC Options and FLEX Options and/or Listed Options portfolio. While the Advisor will target a U.S. Treasury securities portfolio value as a percentage of the Fund's net assets at the time of entering into the OTC Options and when and if available FLEX Options and/or Listed Options, the value of the Treasury Portfolio will also increase and decrease due to market conditions over the Outcome Period.

The Chart below represents the Capped upside as a dotted line and the solid line shows the Fund's gross return not falling to less than the Floor percentage based on the capital protection strategy.

Explanation of diagram — Second Method/Approach:

The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the performance of one or more Underlying ETPs and/or Bitcoin Index, and the solid line represents the return profile gross of total fund operating fees and expenses sought by the Fund in relation to the indicated performance of the Underlying ETPs and/or Bitcoin Index. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETPs and/or Bitcoin Index. References to the Bitcoin Reference Asset in the charts below are intended to refer to the Underlying ETPs and/or Bitcoin Index. The portfolio of options utilized by the Advisor may consist of options on one or more of the Underlying ETPs and/or Bitcoin Index at the determination of the Advisor based on then current market factors.

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Additional Information About Investment Strategies and Related Risks

The Advisor seeks to provide investment exposure to the price performance experienced by Spot bitcoin by investing in options referencing one or more Underlying ETPs and/or Bitcoin Index while seeking to limit losses against significant decreases in the price of one or more of the Underlying ETPs and/or Bitcoin Index through the protection layer provided by an at-the-money put option on the Underlying ETPs and/or Bitcoin Index. The Advisor seeks to specifically select the strike price for each contract in the Options Portfolio such that if the options were exercised on the expiration date (the final day of the option term set at approximately one (1) year), the Fund's portfolio would experience the price return of Spot bitcoin subject to a maximum gain on the price performance of Spot bitcoin over the duration of the options contracts and would seek to be protected from losses to the extent of the value of the at-the-money put option.

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Additional Information About Investment Strategies and Related Risks

PORTFOLIO INVESTMENT	INVESTMENT TERMS	PORTFOLIO INVESTMENT PERCENTAGE	TARGET PORTFOLIO MATURITY
Purchased deep in-the-money call option contracts on Underlying ETPs and/or Bitcoin Index

Involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide approximately full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright.

		Approximately 99-100% at the time of investment	12 months
Purchased at-the-money put option contracts on Underlying ETPs and/or Bitcoin Index

Involves purchasing an at-the-money put option, which produces protection equal to 80% (from -20% to -100%) of losses (before total fund operating fees and expenses) of the price return of the reference asset, over the Outcome Period.

		Approximately 10% at the time of investment	12 months
Sold out-of-the-money call option contracts on Underlying ETPs and/or Bitcoin Index

Involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

		Approximately -10% at the time of investment	12 months

1.  Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide approximately full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright.

2.  Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April Floor: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 80% of the negative price return (before total fund operating fees and expenses) of the price of Spot bitcoin over the Outcome Period.

3.  Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April Upside Protection Layer: The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed. The black line represents the capped upside layer.

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Additional Information About Investment Strategies and Related Risks

The Chart below represents the Capped upside as a dotted line and the solid line shows the Fund's gross return not falling to less than the Floor percentage based on the capital protection strategy.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Floor and Cap — First Method/Approach

The Fund seeks to provide protection against a loss exceeding 20% (by providing a floor against losses (before total fund operating fees and expenses) of the price of Spot bitcoin at the end of each Outcome Period as measured by the BRRNY. When the Fund's total fund operating fees and expenses are also taken into account, the Floor level is 20.69%. The Floor level will be further impacted by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay total fund operating fees and expenses incurred by the Fund, the Floor level may be further reduced. The Fund does not seek to provide the capital protection described herein as of any time other than the end of the Outcome Period.

The Fund purchases multiple series of U.S. Treasury securities with weighted average maturities of approximately twelve (12) months or less to provide the protection level. In the event that the price of Spot bitcoin, and correspondingly the Underlying ETPs and/or Bitcoin Index decrease in value over the duration of the option contracts to a price that is lower than the strike price of the option contract, the Fund's options positions would not be exercised and the Fund's value would be comprised primarily of the U.S. Treasury securities and cash and cash equivalents. The U.S. Treasury securities and cash and cash equivalents held by the Fund are intended to provide the downside protection against decreases in the price of Spot bitcoin of more than 20%.

The Floor will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay total fund operating fees and expenses incurred by the Fund, the Floor level may be further reduced. The Fund does not seek to provide the capital protection described herein as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the BRRNY's price performance. As the BRRNY's prices and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Floor for the Outcome Period are fixed levels that are calculated in relation to the BRRNY price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely

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Additional Information About Investment Strategies and Related Risks

purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Floor reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the BRRNY's value, and the Floor will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Floor because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Floor ). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the BRRNY's price has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and Floor relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide 80% protection against losses experienced by the price of Spot bitcoin (before total fund operating fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the Floor and Cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a Cap for each Outcome Period, determined by taking the Spot bitcoin price as of the first day of the Outcome Period, calculated (before total fund operating fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If Spot bitcoin, experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price of Spot bitcoin, the Cap (net of total fund operating fees and expenses) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, spot bitcoin and the BRRNY volatility, and, by way of example, the relationship of long and short calls on the OTC options and, if and when available FLEX Options and/or Listed Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Target Outcome Floor, the Fund will engage in investment strategies to purchase U.S. Treasury securities and purchase and sell a series of OTC call Options and, if and when available, FLEX Options and/or Listed Options on or around the last business day of the month prior to the beginning of an Outcome Period. The Fund's purchased call options are intended to provide the Fund exposure to the price return of Spot bitcoin through the Underlying ETPs and/or Bitcoin Index (gains and losses) starting at 100% of the BRRNY. The Options Portfolio, through these purchased call options, seeks to provide investment returns that track the performance of Spot bitcoin as reflected in the benchmark Index price for bitcoin as set forth in the BRRNY. As the purchaser of these derivative positions, the Fund is obligated to pay, in the case of options, a premium to the seller of those options in addition to paying other specified transaction costs. The Fund also sells call options to help pay the premium of the purchased call options that allow the Fund's participation in the Underlying ETPs and/or Bitcoin Index price performance. The Fund's sold call options effectively sell the Fund's ability to participate in increases in the share price of the Underlying ETPs and/or Bitcoin Index beyond the strike price of the sold call options over the duration of the Options Portfolio and sets an upper limit (the Cap) on the Underlying ETPs and/or Bitcoin Index price performance gains for the duration of the options contracts (the Target Outcome Period). The strike price for the sold call options (i.e., the Cap) is dependent upon prevailing market conditions at the times the Fund originally enters into the call options contracts. The Cap, and the Fund's value relative to it on any given day, should be

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Additional Information About Investment Strategies and Related Risks

considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Floor. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of Spot bitcoin. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of derivative transactions and U.S. Treasury securities to achieve the stated Floor, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full Floor (i.e., losses greater than 20%), because the Fund may not be able to trade or exercise existing OTC Options, and when and if available FLEX Options and/or Listed Options or may not receive timely payment from its counterparties. In addition, while the Advisor will target a U.S. Treasury securities portfolio value as a percentage of the Fund's net assets at the time of entering into the OTC Options and when and if available FLEX Options and/or Listed Options the value of the Treasury Portfolio and any cash and cash equivalents will also increase and decrease due to market conditions over the Outcome Period. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will seek to invest in both purchased and written call OTC Options, and if and when available, purchased and written call FLEX Options and purchased put FLEX options and/or Listed options that reference the Underlying ETPs and/or Bitcoin Index. Because the value of the Fund is based on options that reference the Underlying ETPs and/or Bitcoin Index and not the Underlying ETPs and/or Bitcoin Index directly, variations in the value of such derivative positions impact the correlation between the Fund's NAV and the price of the Underlying ETPs and/or Bitcoin Index. As noted above, each type of option or a combination of each such options are expected to be used by the Fund when and if they do become available.

The BRRNY is calculated by CF Benchmarks Ltd. ("CF Benchmarks") based on an aggregation of executed trade flow of major bitcoin spot exchanges. BRRNY is designed to reflect the performance of bitcoin in U.S. dollars and currently uses substantially the same methodology as the CME CF Bitcoin Reference Rate ("BRR"), including utilizing the same six bitcoin exchanges, which is the underlying rate to determine settlement of CME bitcoin futures contracts, except that BRRNY is calculated as of 4:00 p.m. Eastern time ("ET"), whereas the BRR is calculated as of 4:00 p.m. London time.

BRRNY was developed by CF Benchmarks and has a limited performance history. Although BRRNY is based on materially the same methodology (except calculation time) as the BRR, which was first introduced in November 2016, BRRNY itself has only been in operation since February 2022, and it has only featured its current roster of Constituent Exchanges since May 2022. A longer history of actual performance through various economic and market conditions would provide greater and more reliable information for an investor to assess BRRNY's performance. CF Benchmarks has substantial discretion at any time to change the methodology used to calculate BRRNY, including the spot markets that contribute prices to the Trust's NAV. CF Benchmarks does not have any obligation to take the needs of the Trust, the Trust's Shareholders, or anyone else into consideration in connection with such changes. There is no guarantee that the methodology currently used in calculating BRRNY will appropriately track the price of bitcoin in the future.

Many of the digital asset trading venues that facilitate the buying and selling of bitcoin and other digital assets and that are used by BRRNY refer to themselves as "exchanges," but they are not registered with, or supervised by, the SEC or CFTC and do not meet the regulatory standards of a national securities exchange or designated contract market. For these reasons, among others, purchases and sales of bitcoin may be subject to temporary distortions or other disruptions due to various factors, including the lack of liquidity in the markets and government regulation and intervention. These circumstances could affect the price of bitcoin used in Index calculations and, therefore, could adversely affect the bitcoin price as reflected by BRRNY.

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Additional Information About Investment Strategies and Related Risks

BRRNY is based on various inputs which include price data from various third-party bitcoin spot markets. CF Benchmarks does not guarantee the validity of any of these inputs, which may be subject to technological error, manipulative activity, or fraudulent reporting from their initial source.

Capital Protection and Cap — Second Method/Approach

Under the Second Method/Approach, the Fund seeks to provide capital protection to absorb 80% of losses (before total fund operating fees and expenses) of the price of Spot bitcoin at the end of each Outcome Period as measured by the BRRNY. When the Fund's total fund operating fees and expenses are taken into account, the Capital Protection level is reduced to 79.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay total fund operating fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide the capital protection described herein as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the reference assets' price performance. As the Underlying ETP price and/or Bitcoin Index price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the BRRNY price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETPs and/or Bitcoin Index value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETPs and/or Bitcoin Index has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide 80% protection against losses experienced by the price of Spot bitcoin (before total fund operating fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before total fund operating fees and expenses) at the beginning of each Outcome Period.. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETPs and/or Bitcoin Index experience any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETPs and/or Bitcoin Index, the Cap (net of total fund operating fees and expenses) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management

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Additional Information About Investment Strategies and Related Risks

fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETPs and/or Bitcoin Index volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Advisor will calculate the amount of premiums that the Fund will owe on the near zero-strike (i.e., deep in-the-money) call options as well as the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETPs and/or Bitcoin Index is approximately equal to the price per unit of shares of the Underlying ETPs and/or Bitcoin Index. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETPs and/or Bitcoin Index.

There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than 80% capital protection (i.e., losses greater than 20%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will seek to invest in both purchased and written call FLEX Options and/or Listed Options and purchased put FLEX Options and/or Listed Options, if and when available, that reference one or more Underlying ETPs and/or Bitcoin Index. Because the value of the Fund is based on FLEX Options and/or Listed Options that reference the Underlying ETPs and/or Bitcoin Index and not the Underlying ETPs and/or Bitcoin Index directly, variations in the value of the FLEX Options and/or Listed Options impact the correlation between the Fund's NAV and the price of the Underlying ETPs and/or Bitcoin Index.

General Information about OTC Options

Over-the-counter (OTC) Options are purchased from or sold to sellers or purchasers ("Counterparties") through direct bilateral agreements with the Counterparties. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, length of option contract, exercise price, premium, guarantees and security, are set by negotiation of the parties.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. The staff of the SEC currently takes the

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Additional Information About Investment Strategies and Related Risks

position that OTC Options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC Option sold by it (or the amount of assets equal to the formula price for the repurchase of the option, if any, less the amount by which the option is "in the money") are illiquid, and are subject to a Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

The OTC Options that the Fund will hold that reference the Underlying ETPs will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETPs, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETPs' value and a strike price, depending on whether the Fund purchases or sells the option. The Fund expects to enter into European style options, which are exercisable at the strike price only on the OTC Option expiration date. From time to time, the Fund may enter into American style options, which are exercisable at any time during the life of the option. The Fund will generally, under normal conditions, hold OTC Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETPs or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETPs or a cash payment). The Fund intends to the extent permitted to structure the OTC Options so that any amount owed by the Fund on the written OTC Options will be covered by payouts at expiration from the purchased OTC Options. As a result, the Fund expects the OTC Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written OTC Options and pays premiums in exchange for the purchased OTC Options. Each of the OTC Options purchased and sold throughout the Outcome Period will have many of the same terms, such as strike price and expiration date, as the OTC Options purchased and sold on the first day of the Outcome Period. On the OTC Options expiration date, the Fund intends to sell the OTC Options prior to their expiration or cash-settle the OTC Options and use the resulting proceeds to purchase new OTC Options for the next Outcome Period.

General Information about FLEX Options and Listed Options

As noted above, each type of option or a combination of each such options are expected to be used by the Fund in place of OTC Options if and when they do become available.

Each of CBOE Exchange, Inc. (for options on any bitcoin ETP), NYSE Arca, Inc. (for options on any commodity ETP, which would include those on any bitcoin ETP), and Nasdaq ISE, LLC (for options on IBIT) have filed applications under Rule 19b-4 of the Securities Exchange Act of 1934, as amended ("Exchange Act"), with the SEC to amend their listing standards and allow listing of options on bitcoin ETPs. Nasdaq ISE also filed a subsequent application to allow listing of options on any bitcoin ETP.

On October 18, 2024 the SEC approved the CBOE Exchange, Inc.'s listing application to permit the listing and trading of options on each of FBTC and ARKB subject to that exchange's initial and continued listing standards as well as certain position and exercise limits for options on FBTC and ARKB at 25,000 contracts regardless of the trading volume and shares outstanding for FBTC or ARKB.

In addition, on October 18, 2024 the SEC approved NYSE Arca, Inc.'s listing application to list options of certain bitcoin ETPs including, BTC and BITB subject to that exchange's initial and continued listing standards as well as certain position and exercise limits for options on BTC and BITB at 25,000 contracts regardless of the trading volume and shares outstanding for BTC and BITB. On September 20, 2024, the SEC approved the Nasdaq ISE, LLC Rule 19b-4 listing application to permit the listing and trading of options on IBIT subject to that exchange's initial and continued listing standards as well as certain position and exercise limits for options on IBIT at 25,000 contracts regardless of the trading volume and shares outstanding for IBIT.

Prior to the contracts being listed, the Options Clearing Corporation (the "OCC") also will have to make its own proposed rule change filings with the SEC and, potentially, with the CFTC, in order to change the OCC rules to allow it to clear such options. There is no guarantee that FLEX Options will ever be approved by the SEC and CFTC.

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the OCC. The OCC guarantees performance by each of the counterparties to the FLEX Options and/or Listed Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options and/or Listed Options for certain significant events. Although guaranteed for settlement by the OCC, FLEX Options and Listed Options are still subject to counterparty risk with the OCC and subject to the

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risk that the OCC may fail to perform the settlement of the FLEX Options and/or Listed Options due to bankruptcy or other adverse reasons. The FLEX Options and/or Listed Options that the Fund will hold that reference one or more Underlying ETPs will give the Fund the right or the obligation to either receive or deliver shares of the applicable Underlying ETP, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETP's value and a strike price, depending on whether the Fund purchases or sells the option. The FLEX Options and/or Listed Options held by the Fund primarily are generally expected to be European style options, which are exercisable at the strike price only on the FLEX Option or Listed Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options and/or Listed Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETP or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETP or a cash payment). The Fund intends to the extent permitted to structure the FLEX Options and/or Listed Options so that any amount owed by the Fund on the written FLEX Options and/or Listed Options will be covered by payouts at expiration from the purchased FLEX Options and/or Listed Options. The Fund receives premiums in exchange for the written FLEX Options and/or Listed Options and pays premiums in exchange for the purchased FLEX Options and/or Listed Options. The OCC and securities exchanges on which the FLEX Options and/or Listed Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options and/or Listed Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options and/or Listed Options purchased and sold throughout the Outcome Period will have many of the same terms, such as strike price and expiration date, as the FLEX Options and/or Listed Options purchased and sold on the first day of the Outcome Period. On the FLEX Options or Listed Options expiration date, the Fund intends to sell the FLEX Options or Listed Options prior to their expiration or cash-settle the FLEX Options or Listed Options and use the resulting proceeds to purchase new FLEX Options or Listed Options for the next Outcome Period.

The Underlying ETPs

iShares Bitcoin ETF (IBIT) Description

IBIT or "the iShares Bitcoin Trust ETF" for purposes of this section is an exchange-traded investment vehicle that seeks to reflect generally the performance of the price of bitcoin, before payment of the iShares Bitcoin Trust ETF's expenses and liabilities. iShares Delaware Trust Sponsor LLC serves as the iShares Bitcoin Trust ETF's sponsor. You can find the iShares Bitcoin Trust ETF's prospectus and other information, including the most recent reports to shareholders, online at https://www.ishares.com/us/products/333011/ishares-bitcoin-trust-etf.

The summary information below regarding the iShares Bitcoin Trust ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the iShares Bitcoin Trust ETF and to other publicly available information to obtain an understanding of the iShares Bitcoin Trust ETF's business and financial prospects. The following description of the iShares Bitcoin Trust ETF's principal investment strategies was taken directly from the iShares Bitcoin Trust ETF's prospectus, dated August 8, 2024 ("IBIT" refers to the iShares Bitcoin Trust ETF; other defined terms have been modified).

IBIT seeks to achieve its investment objective by holding bitcoin, with the value of the iShares Bitcoin Trust ETF's bitcoin holdings intended to reflect the price performance of bitcoin as measured by the CF Benchmarks Index. The iShares Bitcoin Trust ETF values its bitcoin holdings based on the CF Benchmarks Index, which is calculated based on the bitcoin trading activity on several major bitcoin trading platforms (the "Constituent Platforms"). To maintain accurate pricing, the CF Benchmarks Index aggregates the trade flow of the Constituent Platforms during an observation window between 3:00 p.m. and 4:00 p.m. ET into the U.S. dollar price of one bitcoin at 4:00 p.m. ET.

The iShares Bitcoin Trust ETF is not actively managed and will not seek to sell bitcoin at times when its price is high or acquire bitcoin when its price is low. The iShares Bitcoin Trust ETF does not use leverage, derivatives or any similar arrangements in seeking to meet its investment objective.

The assets of the iShares Bitcoin Trust ETF consist primarily of bitcoin held by a custodian on behalf of the iShares Bitcoin Trust ETF. The Bitcoin Custodian keeps custody of all of the iShares Bitcoin Trust ETF's bitcoin, other than that which is maintained in a Trading Balance with the Prime Execution Agent, in accounts that are required to be segregated from the assets held by the Bitcoin Custodian as principal and the assets of its other customers (the "Vault Balance"). The Bitcoin Custodian keeps all of

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Additional Information About Investment Strategies and Related Risks

the private keys associated with the iShares Bitcoin Trust ETF's bitcoin held by the Bitcoin Custodian in the Vault Balance in "cold storage", which refers to a safeguarding method by which the private keys corresponding to the iShares Bitcoin Trust ETF's bitcoins are generated and stored in an offline manner using computers or devices that are not connected to the Internet, which is intended to make them more resistant to hacking.

The iShares Bitcoin Trust ETF issues and redeems Shares only in blocks of 40,000 Shares or integral multiples thereof ("Baskets"). The iShares Bitcoin Trust ETF issues and redeems Baskets only to Authorized Participants in exchange for cash. Subject to regulatory approval, these transactions may also take place in exchange for bitcoin in the future. The iShares Bitcoin Trust ETF may incur certain transaction costs when buying and selling bitcoin in connection with the creation and redemption of Baskets. These costs, which are not reflected in the iShares Bitcoin Trust ETF's estimated annual ordinary operating expenses, affect the iShares Bitcoin Trust ETF's performance.

The iShares Bitcoin Trust ETF pays a sponsor's fee that accrues daily at an annualized rate of 0.25% of the net asset value of the iShares Bitcoin Trust ETF (subject to a fee waiver of 0.12% for the first $5.0 billion of the iShares Bitcoin Trust ETF's assets through January 10, 2025). The iShares Bitcoin Trust ETF does not hold or trade futures or swaps and is not a commodity pool. Although the iShares Bitcoin Trust ETF may fail to track the price of bitcoin precisely at any particular time, the iShares Bitcoin Trust ETF generally will be substantially invested in bitcoin, which should result in a close correspondence between the performance of bitcoin and the performance of the iShares Bitcoin Trust ETF.

The CF Benchmarks Index serves as the iShares Bitcoin Trust ETF's reference rate for bitcoin value. The index is designed to provide a reliable and representative benchmark for the bitcoin market, incorporating trading data from multiple major cryptocurrency exchanges that meet strict criteria for inclusion. The index has been recognized by financial regulators and serves as a pricing source for various bitcoin investment products.

As of August 5, 2024, the net asset value of the iShares Bitcoin Trust ETF was $18,275,747,651.54 and the NAV per share was $30.24. The iShares Bitcoin Trust ETF maintains substantial exposure to digital assets through its bitcoin holdings, and investors should be aware of the unique risks associated with digital asset investments, including but not limited to technological, regulatory, and market volatility risks.

Bitwise Bitcoin ETF (BITB) Description

BITB or "the Bitwise Bitcoin Trust" for purposes of this section is an exchange-traded investment vehicle that seeks to provide exposure to the value of bitcoin held by the Bitwise Bitcoin Trust, less the expenses of the Bitwise Bitcoin Trust's operations. Bitwise Investment Advisers, LLC serves as the Bitwise Bitcoin Trust's sponsor. The investment objective of the Bitwise Bitcoin Trust is to seek investment results that correspond to the performance of bitcoin as measured by the CME CF Bitcoin Reference Rate — New York Variant (BRRNY). You can find the Bitwise Bitcoin Trust's prospectus and other information, including the most recent reports to shareholders, online at https://bitbetf.com/.

The summary information below regarding the Bitwise Bitcoin Trust comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Bitwise Bitcoin Trust and to other publicly available information to obtain an understanding of the Bitwise Bitcoin Trust's business and financial prospects. The following description of the Bitwise Bitcoin Trust's principal investment strategies was taken directly from the Bitwise Bitcoin Trust's prospectus ("BITB" refers to the Bitwise Bitcoin Trust; other defined terms have been modified).

BITB seeks to achieve its investment objective by holding bitcoin, with the value of the Bitwise Bitcoin Trust's bitcoin holdings intended to reflect the price performance of bitcoin as measured by the BRRNY. The Bitwise Bitcoin Trust is passively managed and does not pursue active management investment strategies. The Bitwise Bitcoin Trust will not sell bitcoin at times when its price is high or acquire bitcoin when its price is low. The Bitwise Bitcoin Trust does not use leverage or any similar arrangements in seeking to meet its investment objective.

The Bitwise Bitcoin Trust's assets consist primarily of bitcoin held by Coinbase Custody Trust Company, LLC as the Bitcoin Custodian on behalf of the Bitwise Bitcoin Trust. The Bitcoin Custodian maintains custody of all of the Bitwise Bitcoin Trust's bitcoin, other than that which is temporarily maintained in a Trading Balance with the Prime Execution Agent, in segregated cold storage wallets. Cold storage refers to a safeguarding method where private keys are generated and stored offline on hardware that has never been connected to the internet, making them more resistant to hacking.

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The Bitwise Bitcoin Trust issues and redeems Shares only in blocks of 10,000 Shares ("Baskets"). The Bitwise Bitcoin Trust issues and redeems Baskets only to Authorized Participants in exchange for cash. The Bitwise Bitcoin Trust may incur certain transaction costs when buying and selling bitcoin in connection with the creation and redemption of Baskets. These costs affect the Bitwise Bitcoin Trust's performance.

The Bitwise Bitcoin Trust will pay a unitary Sponsor Fee of 0.20% per annum of the Bitwise Bitcoin Trust's bitcoin holdings. For a 6-month period commencing on the day the Shares are initially listed on the Exchange, the Sponsor has agreed to waive the entire Sponsor Fee on the first $1 billion of Bitwise Bitcoin Trust assets. The Bitwise Bitcoin Trust does not engage in any activities designed to derive a profit from changes in the price of bitcoin.

The Bitwise Bitcoin Trust values its bitcoin holdings based on the BRRNY, which is calculated based on the bitcoin trading activity on several major bitcoin trading platforms (the "Constituent Platforms"). The BRRNY aggregates the trade flow of the Constituent Platforms during an observation window between 3:00 p.m. and 4:00 p.m. ET into the U.S. dollar price of one bitcoin at 4:00 p.m. ET.

Note: Since this is a new ETF, current NAV and asset values are not yet available as they would be for an established fund. The Bitwise Bitcoin Trust maintains substantial exposure to digital assets through its bitcoin holdings, and investors should be aware of the unique risks associated with digital asset investments, including but not limited to technological, regulatory, and market volatility risks.

Grayscale Bitcoin Mini Trust (BTC) Description

BTC or "the Grayscale Bitcoin Mini Trust ETF" for purposes of this section is an exchange-traded investment vehicle that seeks to reflect generally the performance of the price of bitcoin, before payment of the Grayscale Bitcoin Mini Trust ETF's expenses and liabilities. Grayscale Investments, LLC serves as the Grayscale Bitcoin Mini Trust ETF's sponsor. The investment objective of the Grayscale Bitcoin Mini Trust ETF is to seek investment results that generally correspond to the performance of bitcoin as measured by the CoinDesk Bitcoin Price Index (XBX). You can find the Grayscale Bitcoin Mini Trust ETF's prospectus and other information, including the most recent reports to shareholders, online at https://etfs.grayscale.com/btc.

The summary information below regarding the Grayscale Bitcoin Mini Trust ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Grayscale Bitcoin Mini Trust ETF and to other publicly available information to obtain an understanding of the Grayscale Bitcoin Mini Trust ETF's business and financial prospects. The following description of the Grayscale Bitcoin Mini Trust ETF's principal investment strategies was taken directly from the Grayscale Bitcoin Mini Trust ETF's prospectus ("BTC" refers to the Grayscale Bitcoin Mini Trust ETF; other defined terms have been modified).

BTC seeks to achieve its investment objective by holding bitcoin, with the value of the Grayscale Bitcoin Mini Trust ETF's bitcoin holdings intended to reflect the price performance of bitcoin. The Grayscale Bitcoin Mini Trust ETF is not actively managed and will not seek to sell bitcoin at times when its price is high or acquire bitcoin when its price is low. The Grayscale Bitcoin Mini Trust ETF does not use leverage, derivatives or any similar arrangements in seeking to meet its investment objective.

The assets of the Grayscale Bitcoin Mini Trust ETF consist primarily of bitcoin held by a custodian on behalf of the Grayscale Bitcoin Mini Trust ETF. Coinbase Custody Trust Company, LLC serves as the custodian and keeps custody of all of the Grayscale Bitcoin Mini Trust ETF's bitcoin in segregated custody accounts, with a substantial portion held in "cold storage" — an offline safeguarding method where private keys are generated and stored using computers disconnected from the internet to enhance security against hacking.

The Grayscale Bitcoin Mini Trust ETF issues and redeems Shares only in blocks of 10,000 Shares ("Baskets"). The Grayscale Bitcoin Mini Trust ETF issues and redeems Baskets only to Authorized Participants, currently in exchange for cash through facilitated transactions with Liquidity Providers. Subject to regulatory approval, these transactions may also take place through in-kind exchanges of bitcoin in the future.

The Grayscale Bitcoin Mini Trust ETF pays a sponsor's fee that accrues daily at an annualized rate of 0.15% of the Grayscale Bitcoin Mini Trust ETF's NAV. The Grayscale Bitcoin Mini Trust ETF does not hold or trade futures or swaps and is not a commodity pool. Although the Grayscale Bitcoin Mini Trust ETF may fail to track the price of bitcoin precisely at any particular

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Additional Information About Investment Strategies and Related Risks

time, the Grayscale Bitcoin Mini Trust ETF generally will be substantially invested in bitcoin, which should result in a close correspondence between the performance of bitcoin and the performance of the Grayscale Bitcoin Mini Trust ETF.

The Grayscale Bitcoin Mini Trust ETF values its bitcoin holdings based on the CoinDesk Bitcoin Price Index (XBX), which is calculated based on the bitcoin trading activity on several major bitcoin trading platforms including Coinbase, Bitstamp, Kraken, LMAX Digital and Crypto.com. The Index Price represents the U.S. dollar value of bitcoin at 4:00 p.m., New York time, each business day.

The Grayscale Bitcoin Mini Trust ETF maintains substantial exposure to digital assets through its bitcoin holdings, and investors should be aware of the unique risks associated with digital asset investments, including but not limited to technological, regulatory, and market volatility risks.

Fidelity Wise Origin Bitcoin Fund (FBTC) Description

FBTC or "the Fidelity Wise Origin Bitcoin Fund" for purposes of this section is an exchange-traded investment vehicle that seeks to track the performance of bitcoin, as measured by the performance of the Fidelity Bitcoin Reference Rate (the "Index"), adjusted for the Fidelity Wise Origin Bitcoin Fund's expenses and other liabilities. FD Funds Management LLC serves as the Fidelity Wise Origin Bitcoin Fund's sponsor. The investment objective of the Fidelity Wise Origin Bitcoin Fund is to seek investment results that correspond to the performance of bitcoin as measured by the Index. You can find the Fidelity Wise Origin Bitcoin Fund's prospectus and other information, including the most recent reports to shareholders, online at https://www.fidelity.com/etfs/crypto-funds-prospectus.

The summary information below regarding the Fidelity Wise Origin Bitcoin Fund comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Fidelity Wise Origin Bitcoin Fund and to other publicly available information to obtain an understanding of the Fidelity Wise Origin Bitcoin Fund's business and financial prospects. The following description of the Fidelity Wise Origin Bitcoin Fund's principal investment strategies was taken directly from the Fidelity Wise Origin Bitcoin Fund's prospectus ("FBTC" refers to the Fidelity Wise Origin Bitcoin Fund; other defined terms have been modified).

FBTC seeks to achieve its investment objective by holding bitcoin, with the value of the Fidelity Wise Origin Bitcoin Fund's bitcoin holdings intended to reflect the price performance of bitcoin as measured by the Index. The Fidelity Wise Origin Bitcoin Fund is passively managed and does not pursue active management investment strategies. The Fidelity Wise Origin Bitcoin Fund will not invest in derivatives.

All of the Fidelity Wise Origin Bitcoin Fund's bitcoin is held by Fidelity Digital Asset Services, LLC ("FDAS" or the "Custodian"), an affiliate of the Sponsor. The Custodian maintains custody of all of the Fidelity Wise Origin Bitcoin Fund's bitcoin. The Custodian holds a majority of bitcoin in cold storage and manages the allocation of bitcoin between cold and hot storage for the omnibus wallets. Within such omnibus hot and cold wallets, the Custodian keeps a substantial majority of assets in cold wallets (generally targeting greater than 98%), to promote security, while the balance of assets is kept in hot wallets to facilitate timely withdrawals.

The Fidelity Wise Origin Bitcoin Fund issues and redeems Shares in blocks of 25,000 Shares ("Baskets"). The Fidelity Wise Origin Bitcoin Fund issues and redeems Baskets only to Authorized Participants in exchange for cash. For a subscription for Shares, the subscription shall be in the amount of cash needed to purchase the amount of bitcoin represented by the Basket being created.

The Fidelity Wise Origin Bitcoin Fund pays the Sponsor an annual unified fee of 0.25% of the Fidelity Wise Origin Bitcoin Fund's Bitcoin Holdings. The Fidelity Wise Origin Bitcoin Fund is not a registered investment company under the Investment Company Act of 1940 and is not subject to regulation under the Act. The Sponsor is not an "Investment Adviser" and therefore the Sponsor's provision of services to the Fidelity Wise Origin Bitcoin Fund will not be governed by the Investment Advisers Act of 1940. The Fidelity Wise Origin Bitcoin Fund is not a commodity pool for purposes of the Commodity Exchange Act, and the Sponsor is not subject to regulation by the Commodity Futures Trading Commission as a commodity pool operator or commodity trading advisor.

The Index is constructed using bitcoin price feeds from eligible bitcoin spot markets and a volume-weighted median price ("VWMP") methodology, calculated every 15 seconds based on VWMP spot market data over rolling sixty-minute increments.

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The current bitcoin spot markets included in the Index calculation are Bitstamp, Coinbase, Gemini, itBit, Kraken, and LMAX Digital.

The Fidelity Wise Origin Bitcoin Fund maintains substantial exposure to digital assets through its bitcoin holdings, and investors should be aware of the unique risks associated with digital asset investments, including but not limited to technological, regulatory, and market volatility risks. Additionally, the Fidelity Wise Origin Bitcoin Fund's regulatory structure differs from traditional investment vehicles.

ARK 21Shares Bitcoin ETF (ARKB) Description

ARKB or "the ARK 21Shares Bitcoin ETF" for purposes of this section is an exchange-traded investment vehicle that seeks to track the performance of bitcoin, as measured by the performance of the CME CF Bitcoin Reference Rate — New York Variant (the "Index"), adjusted for the ARK 21Shares Bitcoin ETF's expenses and other liabilities. 21Shares US LLC serves as the ARK 21Shares Bitcoin ETF's sponsor. You can find the ARK 21Shares Bitcoin ETF's prospectus and other information, including the most recent reports to shareholders, online at https://www.21shares.com/en-us/product/arkb. The summary information below regarding the ARK 21Shares Bitcoin ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the ARK 21Shares Bitcoin ETF and to other publicly available information to obtain an understanding of the ARK 21Shares Bitcoin ETF's business and financial prospects. The following description of the ARK 21Shares Bitcoin ETF's principal investment strategies was taken directly from the ARK 21Shares Bitcoin ETF's prospectus ("ARKB" refers to the ARK 21Shares Bitcoin ETF; other defined terms have been modified).

ARKB seeks to achieve its investment objective by holding bitcoin and will value its Shares daily based on the Index. The ARK 21Shares Bitcoin ETF is passively managed and does not pursue active management investment strategies. The ARK 21Shares Bitcoin ETF will not invest in derivatives or utilize leverage, derivatives or any similar arrangements in seeking to meet its investment objective.

All of the ARK 21Shares Bitcoin ETF's bitcoin is held by Coinbase Custody Trust Company, LLC ("Coinbase Custody" or the "Bitcoin Custodian"), which will keep custody of all of the ARK 21Shares Bitcoin ETF's bitcoin. The Bitcoin Custodian maintains custody of all of the ARK 21Shares Bitcoin ETF's bitcoin in segregated wallets that are therefore not commingled with corporate or other customer assets. The Bitcoin Custodian will keep a substantial portion of the private keys associated with the ARK 21Shares Bitcoin ETF's bitcoin in "cold storage" or similarly secure technology. Cold storage in the context of bitcoin means keeping the reserve of bitcoin offline, which is a widely-used security precaution, especially when dealing with large amount of bitcoin.

The ARK 21Shares Bitcoin ETF issues and redeems Shares in blocks of 5,000 Shares ("Baskets"). The ARK 21Shares Bitcoin ETF issues and redeems Baskets only to Authorized Participants in exchange for cash. This will cause the Sponsor, on behalf of the ARK 21Shares Bitcoin ETF, to automatically instruct a Bitcoin Counterparty to purchase the amount of bitcoin equivalent in value to the cash deposit amount associated with the order and deposit the resulting bitcoin deposit amount in the ARK 21Shares Bitcoin ETF's account with the Bitcoin Custodian.

The ARK 21Shares Bitcoin ETF pays the unitary Sponsor Fee of 0.21% of the ARK 21Shares Bitcoin ETF's bitcoin holdings. The ARK 21Shares Bitcoin ETF is not a registered investment company under the Investment Company Act of 1940 and is not subject to regulation under the Act.

The Index is designed based on the IOSCO Principals for Financial Benchmarks. The Index is calculated daily and aggregates the notional value of bitcoin trading activity across major bitcoin spot exchanges. The Index currently uses six constituent exchanges: Coinbase, Bitstamp, Gemini, itBit, Kraken, and LMAX Digital.

The ARK 21Shares Bitcoin ETF maintains substantial exposure to digital assets through its bitcoin holdings, and investors should be aware of the unique risks associated with digital asset investments, including but not limited to technological, regulatory, and market volatility risks.

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Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the peer-to-peer bitcoin network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the bitcoin network, the infrastructure of which is collectively maintained by its user base. The bitcoin network allows people to exchange tokens of value, called bitcoin, which are recorded on a public transaction ledger known as the Bitcoin Blockchain. Bitcoin can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on bitcoin platforms that enable trading in bitcoin or in individual end-user-to-end-user transactions under a barter system.

The bitcoin network is commonly understood to be decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of bitcoin. Rather, bitcoin is created and allocated by the bitcoin network protocol through a "mining" process. The value of bitcoin is determined by the supply of and demand for bitcoin-on-bitcoin platforms or in private end-user-to-end-user transactions.

New bitcoin are created and rewarded to the miners of a block in the Bitcoin Blockchain for verifying transactions. The Bitcoin Blockchain is a shared database that includes all blocks that have been solved by miners and it is updated to include new blocks as they are solved. Each bitcoin transaction is broadcast to the bitcoin network and, when included in a block, recorded in the Bitcoin Blockchain. As each new block records outstanding bitcoin transactions, and outstanding transactions are settled and validated through such recording, the Bitcoin Blockchain represents a complete, transparent and unbroken history of all transactions of the bitcoin network.

The bitcoin network was initially contemplated in a white paper that also described bitcoin and the operating software to govern the bitcoin network. The white paper was purportedly authored by Satoshi Nakamoto. However, no individual with that name has been reliably identified as bitcoin's creator, and the general consensus is that the name is a pseudonym for the actual inventor or inventors. The first bitcoins were created in 2009 after Nakamoto released the bitcoin network source code (the software and protocol that created and launched the Bitcoin network). The bitcoin network has been under active development since that time by a loose group of software developers who have come to be known as core developers.

The bitcoin network is kept running by computers all over the world. In order to incentivize those who incur the computational costs of securing the network by validating transactions (e.g., "miners"), there is a reward that is given to the computer that was able to create the latest block on the chain. Every 10 minutes, on average, a new block is added to the Bitcoin Blockchain with the latest transactions processed by the network, and the computer that generated this block is currently awarded 3.125 bitcoin. Over time, rewards are expected to be proportionate to the computational power of each machine. New bitcoins are only created through the mining process. This deliberately controlled rate of bitcoin creation means that the number of bitcoin in existence will increase at a controlled rate until the number of bitcoin in existence reaches the pre-determined 21 million bitcoin. As of December 31, 2023, approximately 19.6 million bitcoins were outstanding and the date when the 21 million bitcoin limitation will be reached is estimated to be the year 2140.

However, the 21 million supply limit could be changed in a hard fork, meaning a protocol change that creates a new set of rules for the computers that make up the blockchain network.

Each bitcoin network address, or wallet, is associated with a unique "public key" and "private key" pair. To receive bitcoin, the bitcoin recipient must provide its public key to the party initiating the transfer. This activity is analogous to a recipient for a transaction in U.S. dollars providing a routing address in wire instructions to the payor so that cash may be wired to the recipient's account. The payor approves the transfer to the address provided by the recipient by "signing" a transaction that consists of the recipient's public key with the private key of the address from where the payor is transferring the bitcoin. The recipient, however, does not make public or provide to the sender its related private key. Since every computation on the bitcoin network requires the payment of bitcoin, including verification and memorialization of bitcoin transfers, there is a transaction fee involved with the transfer, which is based on computation complexity and not on the value of the transfer and is paid by the payor with a fractional number of bitcoin.

Neither the recipient nor the sender reveals their private keys in a transaction because the private key authorizes transfer of the funds in that address to other users. Therefore, if a user loses his private key, the user may permanently lose access to the bitcoin contained in the associated address. Likewise, bitcoin is irretrievably lost if the private key associated with them is

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deleted and no backup has been made. When sending bitcoin, a user's bitcoin network software program must validate the transaction with the associated private key. The resulting digitally validated transaction is sent by the user's bitcoin network software program to the Bitcoin network to allow transaction confirmation.

Upon the addition of a block included in the Bitcoin Blockchain, the bitcoin network software program of both the spending party and the receiving party will show confirmation of the transaction on the Bitcoin Blockchain and reflect an adjustment to the bitcoin balance in each party's bitcoin network public key, completing the bitcoin transaction. Once a transaction is confirmed on the Bitcoin Blockchain, it is irreversible.

Some bitcoin transactions are conducted "off-blockchain" and are therefore not recorded in the Bitcoin Blockchain. Some "off-blockchain transactions" involve the transfer of control over, or ownership of, a specific digital wallet holding bitcoin or the reallocation of ownership of certain bitcoin in a digital wallet containing assets owned by multiple persons, such as a digital wallet maintained by a digital assets platform. In contrast to on-blockchain transactions, which are publicly recorded on the Bitcoin Blockchain, information and data regarding off-blockchain transactions are generally not publicly available.

Therefore, off-blockchain transactions are not truly bitcoin transactions in that they do not involve the transfer of transaction data on the bitcoin network and do not reflect a movement of bitcoin between addresses recorded in the Bitcoin Blockchain. For these reasons, off-blockchain transactions are subject to risks as any such transfer of bitcoin ownership is not protected by the protocol behind the bitcoin network or recorded in, and validated through, the blockchain mechanism.

The Bitcoin Blockchain has a number of impediments that would need to be addressed in order for it to be adopted as a more mainstream payment system, including:

•  Scalability: Blockchain networks can be slow and inefficient due to the high computational requirements needed to validate transactions. As the number of users, transactions, and applications increases, the ability of blockchain networks to process and validate them in a timely way becomes strained. This makes blockchain networks difficult to use in applications that require fast transaction processing speeds.

•  Transaction fees: bitcoin's network requires fees to process transactions, which can fluctuate dramatically based on network congestion and the data size of a transaction. During periods of high demand, these fees can increase greatly, making small, everyday transactions, like buying a coffee, impractical. This volatility in transaction costs significantly undermines bitcoin's utility as a medium for daily financial activities.

•  Volatility of bitcoin: The price of bitcoin is primarily determined by supply and demand in the cryptocurrency markets. As a relatively new and speculative asset, its price can fluctuate wildly based on investor sentiment, news, and market trends. It also has a fixed maximum supply of 21 million coins, which scarcity can lead to price volatility as demand fluctuates against a capped supply. Further, unlike traditional currencies backed by governments or commodities with industrial uses, bitcoin's value is largely based on belief in its future potential, making it susceptible to rapid changes in public perception.

•  Interoperability: There are currently many different blockchain platforms — each with its own protocols and standards — and they often do not work well together. This lack of interoperability can lead to inefficiencies, as individuals and companies may need to navigate multiple platforms and use a number of tokens or cryptocurrencies to interact with different networks. This fragmentation can also hinder collaboration, stifle innovation, and prevent the seamless exchange of data and value between different blockchain ecosystems.

Further development of the Bitcoin Blockchain is increasingly dependent on the development of second-layer protocols due to inherent scalability limitations in its base layer. Bitcoin's primary blockchain prioritizes security and decentralization, which comes at the cost of limited transaction throughput and higher fees during periods of high demand. Second-layer protocols, such as the Lightning Network, aim to address these limitations by enabling faster and cheaper transactions off-chain while still leveraging bitcoin's security model. These protocols allow for micropayments, increased privacy, and improved scalability without compromising the core principles of the bitcoin network. As adoption grows, second-layer solutions become crucial for bitcoin to function as a viable medium of exchange for everyday transactions, in addition to its role as a store of value.

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Additional Information About Investment Strategies and Related Risks

The bitcoin network was first launched in 2009 and bitcoins were the first cryptographic digital assets created to gain global adoption and critical mass. Although the bitcoin network is the most established digital asset network, the bitcoin network and other cryptographic and algorithmic protocols governing the issuance of digital assets represent a new and rapidly evolving industry that is subject to a variety of factors that are difficult to evaluate. Moreover, because digital assets, including bitcoin, have been in existence for a short period of time and are continuing to develop, there may be additional risks in the future that are impossible to predict as of the date of this prospectus. Digital assets represent a new and rapidly evolving industry, and the value of the Underlying ETPs' shares depends on the acceptance of bitcoin. The realization of one or more of the following risks could materially adversely affect the value of the Underlying ETPs' shares.

Digital assets, including bitcoin, are controllable only by the possessor of both the unique public key and private key or keys relating to the bitcoin network address, or "wallet", at which the digital assets are held. Private keys must be safeguarded and kept private in order to prevent a third-party from accessing the digital asset held in such wallet. The loss, theft, compromise or destruction of a private key required to access a digital asset may be irreversible. If a private key is lost, stolen, destroyed or otherwise compromised and no backup of the private key is accessible, the owner would be unable to access the digital asset corresponding to that private key and the private key will not be capable of being restored by the digital asset network resulting in the total loss of the value of the digital asset linked to the private key.

Over the past decade, bitcoin mining operations have evolved from individual users mining with computer processors, graphics processing units and first-generation application specific integrated circuit machines to "professionalized" mining operations using proprietary hardware or sophisticated machines. If the profit margins of bitcoin mining operations are not sufficiently high, including due to an increase in electricity costs or a decline in the market price of bitcoin, or if bitcoin mining operations are unable to arrange alternative sources of financing (e.g., if lenders refuse to make loans to such miners), bitcoin miners are more likely to immediately sell more bitcoins than they otherwise would, resulting in an increase in liquid supply of bitcoin, which would generally tend to reduce bitcoin's market price.

More than 10,000 other digital assets have been developed since the inception of bitcoin. However, bitcoin is currently the most developed digital asset because of the length of time it has been in existence, the investment in the infrastructure that supports it, and the network of individuals and entities that are using bitcoin in transactions. Some industry groups are also creating private, permissioned blockchain versions of digital assets.

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one (1) year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing with the SEC that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the last day of the current Outcome Period, the Fund will make a sticker filing with the SEC on or about the first day of the new Outcome Period that discloses the Fund's Cap for the such Outcome Period. This filing will be mailed to existing shareholders.

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Additional Information About Investment Strategies and Related Risks

3.  On or about the second day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

Non-Principal Investments

Illiquid Investments

The Fund may invest up to 15% of its net assets in securities and other instruments that are, at the time of investment, illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). For this purpose, illiquid investments may include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), certain securities that may only be resold pursuant to Rule 144A under the Securities Act, and certain repurchase agreements, among others.

Temporary Investments

In response to market, economic, political, or other conditions, the Fund may temporarily invest for defensive purposes that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect the Fund's performance, and the Fund may not achieve its investment objective.

Risks of Investing in the Fund

This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. You should not consider investing in the Fund if your investment objective differs from the Fund's investment objective or if you are not willing to accept the principal risks associated with an investment in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:

• Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

• Underlying ETP Risk — The Fund may invest in OTC Options and, if and when available, FLEX Options and/or Listed Options that reference an Underlying ETPs, which subjects the Fund to certain of the risks of owning shares of one or more Underlying

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Additional Information About Investment Strategies and Related Risks

ETPs as well as the types of instruments in which the Underlying ETPs invest. The value of an Underlying ETP will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETP, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, Underlying ETPs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETPs and, in turn, the value of the Fund's shares. It is possible that the performance of each Underlying ETP will not be positively correlated to the performance of Spot bitcoin. An Underlying ETP that tracks an index may not exactly track the performance of the Index due to cash drag, differences between the portfolio of the Underlying ETP and the components of the Index, expenses and other factors.

• Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

• Cap Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 80% of the negative price return (before total fund operating fees and expenses) of Spot bitcoin over the Outcome Period. The Fund's strategy seeks to deliver returns that track those of Spot bitcoin (up to the Cap), while limiting downside losses (with a maximum loss of 20% of Spot bitcoin over the duration of the Outcome Period), if Fund Shares are held at the time at which the Fund enters into OTC Options or, if and when available, FLEX Options and/or Listed Options and U.S. Treasury securities, if applicable, and cash and cash equivalents and held until those instruments expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after these instruments were entered into or sells Fund Shares prior to the expiration (or maturity) of these investments, the Floor that the Fund seeks to provide may not be available. If the Outcome Period has begun and the price of Spot bitcoin has increased in value, the Floor will not protect any decreases in the price of Spot bitcoin to the extent of such appreciation, and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome Period and the price of Spot bitcoin has increased in value, an investor purchasing Fund Shares at that point will not benefit from the Floor until the price of Spot bitcoin decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the OTC Options, and if and when available, FLEX Options and/or Listed Options and U.S. Treasury securities, if applicable, and cash and cash equivalents (and therefore the Floor) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment. At this time each type of option or a combination of each such options are expected to be used by the Fund if and when they do become available.

• Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the price of Spot bitcoin increases to an amount in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the price of Spot bitcoin to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that track those of Spot bitcoin by investing in OTC Options, and if and when available, FLEX Options and/or Listed Options referencing one or more of the Underlying ETPs and/or Bitcoin Index (up to the Cap), while seeking to protect against the downside losses of the price of Spot bitcoin, if Fund Shares are held at the time at which the Fund enters into OTC Options and, if and when available, FLEX Options and/or Listed Options and held until they expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after these investments were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the OTC Options and, if and when available FLEX Options and/or Listed Options are designed to produce returns that track the price return of Spot bitcoin (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of these investments, such investor may sell at a point where the Fund's performance does not track the performance of Spot bitcoin over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the price of Spot bitcoin. At this time each type of option or a combination of each such options are expected to be used by the Fund if and when they do become available.

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Additional Information About Investment Strategies and Related Risks

• Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

• Concentration Risk — Underlying ETPs — The Underlying ETPs hold only bitcoin and cash. As a result, the Underlying ETPs' holdings are not diversified. Accordingly, the Underlying ETPs' net asset value may be more volatile than another investment vehicle with a more broadly diversified portfolio and may fluctuate substantially over short or long periods of time. Fluctuations in the price of bitcoin are expected to have a direct impact on the value of the shares of the Underlying ETPs.

The Underlying ETPs are a passive investment vehicle that do not seek to generate returns beyond tracking the price of bitcoin. The Sponsors (the managers or organizations in charge of creating and administering a given ETP) do not actively manage the bitcoin held by the Underlying ETPs. This means the Sponsors do not speculatively sell bitcoin at times when its price is high or speculatively acquire bitcoin at low prices in the expectation of future price increases. It also means the Underlying ETPs will not utilize leverage, derivatives or any similar arrangements in seeking to meet its investment objective. Any losses sustained by the Underlying ETPs will adversely affect the value of its shares.

• Clearing Member Default Risk — Transactions in certain options such as FLEX Options and Listed Options are required to be centrally cleared ("cleared options"). In a transaction involving cleared options, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared options through accounts at clearing members. In cleared options positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Margin requirements are set by the OCC and the Fund's clearing member and generally may be increased at any time. Margin requirements could increase significantly during periods of volatility or market disruptions, and the Fund may be forced to sell assets at a disadvantageous time or price to meet such margin calls, which could negatively impact the Fund's performance. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy.

• Correlation Risk — Prior to the expiration date of any options held by the Fund, the value of the options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the option's value will be affected by, among other things, changes in the share prices of the Underlying ETPs and/or price of bitcoin or the Bitcoin Index, changes in interest rates, changes in the actual and implied volatility of the Underlying ETPs and /or Bitcoin Index and bitcoin and the remaining time until the options expire, the value of the Fund's options positions is not anticipated to increase or decrease at the same rate as the share price of the Underlying ETPs and/or Bitcoin Index, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the share price of the Underlying ETPs and/or Bitcoin Index and the price of bitcoin. If the assets held by the Fund do not perform as expected, the Fund may experience losses which may be significant. The Fund's strategy is designed to produce the outcomes upon the expiration of the options on or before the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period. While the performance of the Underlying ETPs and/or Bitcoin Index is expected to be positively correlated to the performance of Spot bitcoin, it is possible that the performance of the Underlying ETPs and/or Bitcoin Index will not be so correlated, which could cause the Fund to suffer losses.

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Additional Information About Investment Strategies and Related Risks

• Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

• Counterparty Risk — The use of OTC Options involves the risk that a loss may be sustained as a result of the failure of the Counterparty to make required payments or otherwise comply with the contract's terms. For example, in an option contract, this involves the risk to the option buyer that the writer will not buy or sell the underlying asset as agreed. In general, counterparty risk can be reduced by having an organization with extremely good credit act as an intermediary between the two parties. As OTC Options are not centrally cleared, no such organization exists in connection with these options. This risk may be heightened to the extent the Fund transacts with a counterparty that is not registered with any federal or state financial regulator.

• Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

• Digital Assets Risk — Risk factors related to digital assets include:

-  The trading prices of many digital assets, including bitcoin, have experienced extreme volatility and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of bitcoin, could have a material adverse effect on the value of the Underlying ETPs and/or Bitcoin Index and the Underlying ETPs and/or Bitcoin Index could lose all or substantially all of their value.

-  The value of the Underlying ETPs and/or Bitcoin Index are subject to a number of factors relating to the fundamental investment characteristics of bitcoin as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies such as the Bitcoin Blockchain.

-  Digital assets represent a new and rapidly evolving industry, and the value of the Underlying ETPs and/or Bitcoin Index depend on the acceptance of bitcoin.

-  Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network's ability to grow and respond to challenges.

Risk factors related to digital asset markets include:

-  The value of the Underlying ETPs and/or Bitcoin Index relate to the value of bitcoins, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

-  The BRRNY and similar pricing sources have a limited performance history, their rates price could fail to track the global bitcoin price, and a failure of the price could adversely affect the value of the Underlying ETPs and/or Bitcoin Index.

-  While the Fund's investment objective is to track the positive price return of the BRRNY in the manner described previously, the BRRNY is only one source of spot bitcoin pricing and it may not track to a generally accepted bitcoin price.

-  The indexes prices used to calculate the value of the Underlying ETPs' bitcoin may be volatile, adversely affecting the value of the Shares.

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Additional Information About Investment Strategies and Related Risks

The value of the Underlying ETPs and/or Bitcoin Index relates directly to the value of bitcoin, the value of which may be highly volatile and subject to fluctuations due to a number of factors that could adversely affect the value of the Underlying ETPs and/or Bitcoin Index. Those factors include:

-  an increase in the global bitcoin supply or a decrease in global bitcoin demand;

-  market conditions of, and overall sentiment towards, the digital assets and blockchain technology industry;

-  the adoption of bitcoin as a medium of exchange, store-of-value or other consumptive asset and the maintenance and development of the open-source software protocol of the bitcoin network, and its ability to meet user demands;

-  manipulative trading activity on digital asset trading platforms, which, in many cases, are largely unregulated;

-  forks in the bitcoin network;

-  investors' expectations with respect to interest rates, the rates of inflation of fiat currencies or bitcoin, and digital asset exchange rates;

-  consumer preferences and perceptions of bitcoin specifically and digital assets generally;

-  negative events, publicity, and social media coverage relating to the digital assets and blockchain technology industry;

-  fiat currency withdrawal and deposit policies on digital asset trading platforms;

-  the liquidity of digital asset markets and any increase or decrease in trading volume or market making on digital asset markets;

-  business failures, bankruptcies, hacking, fraud, crime, government investigations, or other negative developments affecting digital asset businesses, including digital asset trading platforms, or banks or other financial institutions and service providers which provide services to the digital assets industry; the use of leverage in digital asset markets, including the unwinding of positions, "margin calls", collateral liquidations and similar events;

-  investment and trading activities of large or active consumer and institutional users, speculators, miners, and investors in bitcoin;

-  an active derivatives market for bitcoin or for digital assets generally;

-  monetary policies of governments, legislation or regulation, trade restrictions, currency devaluations and revaluations and regulatory measures or enforcement actions, if any, that restrict the use of bitcoin as a form of payment or the purchase of bitcoin on the digital asset markets;

-  global or regional political, economic or financial conditions, events and situations, or major public issues;

-  fees associated with processing a bitcoin transaction and the speed at which bitcoin transactions are settled;

-  the maintenance, troubleshooting, and development of the bitcoin network including by miners and developers worldwide;

-  the ability for the bitcoin network to attract and retain miners to secure and confirm transactions accurately and efficiently;

-  ongoing technological viability and security of the bitcoin network and bitcoin transactions, including vulnerabilities against hacks and scalability;

-  financial strength of market participants;

-  the availability and cost of funding and capital;

-  the liquidity and credit risk of digital asset trading platforms;

-  interruptions in service from or closures or failures of major digital asset trading platforms or their banking partners, or outages or system failures affecting the bitcoin network;

-  decreased confidence in digital assets and digital assets trading platforms;

-  poor risk management or fraud by entities in the digital assets ecosystem;

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Additional Information About Investment Strategies and Related Risks

-  increased competition from other forms of digital assets or payment services; and

-  the acquisitions or dispositions of bitcoin by one or more of the Underlying ETPs, since there is no limit on the number of bitcoin that the Underlying ETPs may acquire.

The trading prices of many digital assets, including bitcoin, have experienced extreme volatility and may continue to do so. Extreme volatility in the future, including declines in the trading prices of bitcoin, could have a material adverse effect on the value of the Underlying ETPs and/or Bitcoin Index. The digital asset markets may still be experiencing a bubble or may experience a bubble again in the future. The value of a bitcoin is subject to momentum pricing due to speculation regarding future appreciation in value rather than robust fundamental analysis, leading to greater volatility.

Digital assets represent a new and rapidly evolving industry, and the value of the Underlying ETPs and/or Bitcoin Index depends on the market acceptance of bitcoin. Digital asset networks, including the Bitcoin peer-to-peer network and associated blockchain ledger (the "Bitcoin Blockchain" and together the "bitcoin network"), and the software used to operate them are in the early stages of development. Given the recentness of the development of digital asset networks, digital assets may not function as intended and parties may be unwilling to use digital assets, which would dampen the growth, if any, of digital asset networks. Because bitcoin is a digital asset, the value of each of the Underlying ETPs' shares is subject to a number of factors relating to the fundamental investment characteristics of digital assets, including the fact that digital assets are bearer instruments and loss, theft, compromise, or destruction of the associated private keys could result in permanent loss of the asset. In addition, the Bitcoin Blockchain has experienced in the past, and may experience in the future, several quirks and unique events, including the first block of bitcoin being untradeable; a 2013 change in how transactions were processed leading to a temporary split in the blockchain; the blockchain experiencing small reorganizations due to network propagation issues or miner behavior; and the block subsidy halving in 2020 taking longer than expected due to slower block times.

Digital asset networks are dependent upon the internet. A disruption of the internet or a digital asset network, such as the bitcoin network, would affect the ability to transfer digital assets, including bitcoin, and, consequently, their value.

To the extent that any miners cease to record transactions that do not include the payment of a transaction fee in solved blocks or do not record a transaction because the transaction fee is too low, such transactions will not be recorded on the Bitcoin Blockchain until a block is mined by a miner who does not require the payment of transaction fees or is willing to accept a lower fee. Any widespread delays in the recording of transactions could result in a loss of confidence in a digital asset network.

If the digital asset award for mining blocks and transaction fees for recording transactions on the bitcoin network are not sufficiently high to incentivize miners, or if certain jurisdictions continue to limit mining activities, miners may cease expanding processing power to mine blocks, could demand high transaction fees or confirmations of transactions on the Bitcoin Blockchain could be slowed, each of which could negatively impact the value of bitcoin and the value of the Underlying ETPs and/or Bitcoin Index.

Digital asset mining operations can consume significant amounts of electricity, which may have a negative environmental impact and give rise to public opinion against allowing, or government regulations restricting, the use of electricity for mining operations. Additionally, miners may be forced to cease operations during an electricity shortage or power outage, or if electricity prices increase where the mining activities are performed.

The open-source structure of many digital asset network protocols, such as the protocol for the bitcoin network, means that developers and other contributors are generally not directly compensated for their contributions in maintaining and developing such protocols. A loose community referred to as the "core developers" and other contributors to the bitcoin network are generally not directly compensated for their contributions in maintaining and developing the bitcoin network protocol. A failure to properly monitor and upgrade the bitcoin network protocol could damage the bitcoin network and the value of the Underlying ETPs and/or Bitcoin Index. Bitcoin is rewarded solely for mining activity and is not sold to raise capital for the Bitcoin network, and the bitcoin network protocol itself is made available for free rather than sold or made available subject to licensing or subscription fees and its use does not generate revenues for its development team. Consequently, there is a lack of financial incentive for developers to maintain or develop the bitcoin network and the core developers may lack the resources to adequately address emerging issues with the bitcoin network protocol. Although the bitcoin network is currently supported by the core developers, there can be no guarantee that such support will continue or be sufficient in the future. For example, the

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Additional Information About Investment Strategies and Related Risks

bitcoin network is maintained and developed largely on a GitHub resource section dedicated to bitcoin development, and there have been recent reports that the number of core developers who have the authority to make amendments to the bitcoin network's source code in the GitHub repository is relatively small, although there are believed to be a larger number of developers who contribute to the overall development of the source code of the bitcoin network. Alternatively, some developers may be funded by entities whose interests are at odds with other participants in the bitcoin network. In addition, a bad actor could also attempt to interfere with the operation of the bitcoin network by attempting to exercise a malign influence over a core developer. To the extent that material issues arise with the bitcoin network protocol and the core developers and open-source contributors are unable to address the issues adequately or in a timely manner, the bitcoin network and therefore the value of the Underlying ETPs and/or Bitcoin Index may be adversely affected.

The core developers can propose amendments to the bitcoin network's source code that, if accepted by miners and users, could alter the protocols and software of the bitcoin network and the properties of bitcoin. These alterations would occur through software upgrades, and could potentially include changes to the irreversibility of transactions and limitations on the mining of new bitcoin, which could undermine the appeal and market value of bitcoin. Alternatively, software upgrades and other changes to the protocols of the bitcoin network could fail to work as intended or could introduce bugs, security risks, or otherwise adversely affect, the speed, security, usability, or value of the bitcoin network or bitcoins. As a result, the bitcoin network could be subject to changes to its protocols and software in the future that may adversely affect the value of the Underlying ETPs and/or Bitcoin Index. The acceptance of software patches or upgrades by a significant, but not overwhelming, percentage of the users and miners in a digital asset network, such as the bitcoin network, could result in a "fork" in such network's blockchain, including the Bitcoin Blockchain, resulting in the operation of multiple separate networks. A fork can introduce new security and operability risks to the original and the new networks, and may adversely impact confidence in the digital assets, and consequentially, their value. Even where amendments are approved by all or substantially all of the users and miners of bitcoin network, those amendments to the protocols and software could adversely affect the value of the Underlying ETPs and/or Bitcoin Index. The Bitcoin Blockchain has experienced forks previously.

The governance of decentralized networks, such as the bitcoin network, is by voluntary consensus and open competition. As a result, there may be a lack of consensus or clarity on the governance of any particular decentralized digital asset network, which may stymie such network's utility and ability to grow and face challenges. As a result, there may be a lack of consensus or clarity on the governance of the bitcoin network, which may stymie the bitcoin network's utility and ability to grow and face challenges. In particular, it may be difficult to find solutions or martial sufficient effort to overcome any future problems on the bitcoin network, especially long-term problems. Further, changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network's ability to grow and respond to challenges. The foregoing notwithstanding, the protocols for some decentralized networks, such as the bitcoin network, are informally managed by a group of core developers that propose amendments to the relevant network's source code. Core developers' roles evolve over time, largely based on self-determined participation. As a result of the foregoing, it may be difficult to find solutions or marshal sufficient effort to overcome any future problems, especially long-term problems, on digital asset networks. If a significant majority of users and miners adopt amendments to a decentralized network based on the proposals of such core developers, such network will be subject to new protocols that may adversely affect the value of the relevant digital asset.

The Underlying ETPs are not actively managed and will not have any formal strategy relating to the development of the bitcoin network.

Moreover, in the past, flaws in the source code for digital assets have been exposed and exploited, including flaws that disabled some functionality for users, exposed users' personal information and/or resulted in the theft of users' digital assets. The cryptography underlying bitcoin could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the bitcoin network or take the Underlying ETPs' bitcoin, which would adversely affect the value of the Underlying ETPs shares. Moreover, functionality of the bitcoin network may be negatively affected such that it is no longer attractive to users, thereby dampening demand for bitcoin. Even if another digital asset other than bitcoin were affected by similar circumstances, any

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reduction in confidence in the source code or cryptography underlying digital assets generally could negatively affect the demand for digital assets and therefore adversely affect the value of the Underlying ETPs and/or Bitcoin Index.

All networked systems are vulnerable to various kinds of attacks. As with any computer network, the bitcoin network contains certain flaws. For example, the bitcoin network is currently vulnerable to a "51% attack" where, if a miner or mining pool were to gain control of more than 50% of the hash rate for a bitcoin network, it would be able to prevent new transactions from being confirmed, and reverse new transactions that are completed while they are in control of the network, effectively enabling them to double-spend their bitcoins. In addition, many digital asset networks have been subjected to a number of denial-of-service attacks, which has led to temporary delays in block creation and in the transfer of bitcoin. Any similar attacks on the bitcoin network that impact the ability to transfer bitcoin could have a material adverse effect on the price of bitcoin and the value of the Fund Shares.

Bitcoin has only recently become selectively accepted as a means of payment by retail and commercial outlets, and use of bitcoin by consumers to pay such retail and commercial outlets remains limited. Banks and other established financial institutions may refuse to process funds for bitcoin transactions, process wire transfers to or from digital asset trading platforms, bitcoin-related companies or service providers or maintain accounts for persons or entities transacting in bitcoin. As a result, the price of bitcoin may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future. Volatility in the price of digital assets may dampen liquidity in the market and damage the public perception of digital assets generally or any one digital asset in particular, such as bitcoin, and their or its utility as a payment system, which could decrease the price of digital assets generally or individually. Further, the lack of availability of banking services could prevent the Underlying ETPs from being able to complete creations and redemptions of Baskets, the timely liquidation of bitcoin and withdrawal of assets from the custodians on behalf of the respective Underlying ETPs, even if the Underlying ETPs' sponsors determined that such liquidation was appropriate or suitable, or otherwise disrupt the Underlying ETPs' operations.

Certain privacy-preserving features have been or are expected to be introduced to digital asset networks, such as the bitcoin network, and platforms or businesses that facilitate transactions in bitcoin may be at an increased risk of criminal or civil lawsuits, or of having banking services cut off, if there is a concern that these features interfere with the performance of anti-money laundering duties and economic sanctions checks or facilitate illicit financing or crime.

Users, developers and miners may otherwise switch to or adopt certain digital assets at the expense of their engagement with other digital asset networks, which may negatively impact those networks, including the bitcoin network. Competition from the emergence or growth of other digital assets or methods of investing in bitcoin could have a negative impact on the price of bitcoin and adversely affect the value of the Fund Shares.

Many digital asset networks, including the bitcoin network, face significant scaling challenges due to the fact that public blockchains generally face a tradeoff between security and scalability. One means through which public blockchains achieve security is decentralization, meaning that no intermediary is responsible for securing and maintaining these systems. For example, a greater degree of decentralization generally means a given digital asset network is less susceptible to manipulation or capture. A digital asset network may be limited in the number of transactions it can process by the capabilities of each single fully participating node. Attempts to increase the volume of transactions may not be effective, and such upgrades may fail, resulting in potentially irreparable damage to the bitcoin network and to the value of bitcoin.

If corresponding increases in network throughput lag behind growth in the use of digital asset networks, average fees and settlement times may increase considerably. For example, the bitcoin network has been, at times, at capacity, which has led to increased transaction fees. Since January 1, 2019, bitcoin transaction fees have increased from $0.18 per-bitcoin transaction, on average, to a high of $60.95 per transaction, on average, on April 20, 2021. As of December 31, 2023, bitcoin transaction fees were $4.45 per transaction, on average, over a one-year trailing basis. Increased fees and decreased settlement speeds could preclude certain uses for bitcoin (e.g., micropayments), and could reduce demand for, and the price of, bitcoin, which could adversely impact the value of the Underlying ETPs and/or Bitcoin Index. In May 2023, events related to the adoption of ordinals, which are a means of inscribing digital content on the Bitcoin Blockchain, caused transaction fees to temporarily spike above $30 per transaction.

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There is no guarantee that any of the mechanisms in place or being explored for increasing the scale of settlement of the bitcoin network transactions will be effective, or how long these mechanisms will take to become effective, which could cause the bitcoin network to not adequately resolve scaling challenges and adversely impact the adoption of bitcoin as a medium of exchange and the value of the Underlying ETPs and/or Bitcoin Index.

Digital assets may have concentrated ownership — large holders referred to as "whales" — and large sales or distributions by holders of such digital assets could have an adverse effect on the market price of such digital assets. Given the large amount of bitcoin they hold, these holders have the ability to manipulate the price of bitcoin.

The largest bitcoin wallets are believed to hold, in aggregate, a significant percentage of the bitcoins in circulation. Moreover, it is possible that other persons or entities control multiple wallets that collectively hold a significant number of bitcoins, even if they individually only hold a small amount, and it is possible that some of these wallets are controlled by the same person or entity. As a result of this concentration of ownership, large sales or distributions by such holders could have an adverse effect on the market price of bitcoin.

The indexes utilized by the Underlying ETPs have a limited performance history, the index price could fail to track the global bitcoin price, and a failure of the index price could adversely affect the value of the Underlying ETPs shares.

The index prices used by the respective Underlying ETPs to calculate the value of the Underlying ETPs' bitcoin may be volatile, adversely affecting the value of the Underlying ETPs' shares.

Because the Underlying ETPs hold only bitcoin and cash, an investment in the Underlying ETPs may be more volatile than an investment in a more broadly diversified portfolio. Accordingly, the Underlying ETPs' net asset values may be more volatile than another investment vehicle with a more broadly diversified portfolio and may fluctuate substantially over short or long periods of time. Fluctuations in the price of bitcoin are expected to have a direct impact on the value of the Underlying ETPs' shares.

Digital asset trading platforms are relatively new and, in some cases, unlicensed, unregulated, operate without extensive supervision by governmental authorities. Many operate outside the United States and may be subject to significantly less stringent regulatory and compliance requirements in their local jurisdictions, may take the position that they are not subject to laws and regulations that would apply to a national securities exchange or designated contract market in the United States, or may, as a practical matter, be beyond the ambit of U.S. regulators. As a result, trading activity on or reported by these digital asset trading platforms is generally significantly less regulated than trading in regulated U.S. securities and commodities markets, and may reflect behavior that would be prohibited in regulated U.S. trading venues.

Furthermore, while many prominent digital asset trading platforms provide the public with significant information regarding their ownership structure, management teams, corporate practices, cybersecurity and regulatory compliance, many digital asset trading platforms do not provide this information. Digital asset trading platforms may not be subject to, or may not be operating in compliance with, regulation in a similar manner as other regulated trading platforms, such as national securities exchanges or designated contract markets. As a result, the marketplace may lose confidence in digital asset trading platforms, including prominent platforms that handle a significant volume of bitcoin trading. Digital asset trading platforms are subject to enforcement actions by regulatory authorities and may be operating out of compliance with regulation.

The bitcoin market globally and in the United States is not subject to comparable regulatory guardrails as exist in regulated securities markets. Furthermore, many bitcoin trading venues lack certain safeguards put in place by exchanges for more traditional assets to enhance the stability of trading on the exchanges and prevent "flash crashes," such as limit-down circuit breakers. As a result, the prices of bitcoin on trading venues may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges. Tools to detect and deter fraudulent or manipulative trading activities such as market manipulation, front-running of trades, and wash-trading may not be available to or employed by digital asset trading platforms, or may not exist at all. The SEC has identified possible sources of fraud and manipulation in the bitcoin market generally, including, among others: (1) "wash trading"; (2) persons with a dominant position in bitcoin manipulating bitcoin pricing; (3) hacking of the bitcoin network and trading platforms; (4) malicious control of the bitcoin network; (5) trading based on material, non-public information (for example, plans of market participants to significantly increase or decrease their holdings in bitcoin, new sources of demand for bitcoin) or based on the dissemination of false and misleading information; (6) manipulative activity involving purported "stablecoins," including Tether (the price of bitcoin may be affected due to

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stablecoins (including Tether and U.S. Dollar Coin (USDC)), the activities of stablecoin issuers and their regulatory treatment); and (7) fraud and manipulation at bitcoin trading platforms. The effect of potential market manipulation, front-running, wash-trading, and other fraudulent or manipulative trading practices may inflate the volumes actually present in crypto market and/or cause distortions in price, which could adversely affect the value of the Underlying ETPs and/or Bitcoin Index and cause losses to the Fund.

As digital assets have grown in both popularity and market size, the U.S. Congress and a number of U.S. federal and state agencies (including FinCEN, SEC, OCC, CFTC, FINRA, CFPB, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS and state financial institution regulators) have been examining the operations of digital asset networks, digital asset users and the digital asset trading platform markets, with particular focus on the extent to which digital assets can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises and the safety and soundness of exchanges or other service-providers that hold digital assets for users. Many of these state and federal agencies have issued consumer advisories regarding the risks posed by digital assets to investors. In addition, federal and state agencies, and other countries have issued rules or guidance about the treatment of digital asset transactions or requirements for businesses engaged in digital asset activity. However, no U.S. federal or state agency exercises comprehensive supervisory jurisdiction over global or domestic markets for bitcoin.

U.S. state and federal, and foreign regulators and legislatures have taken action against virtual currency businesses or enacted restrictive regimes in response to adverse publicity arising from hacks, consumer harm, or criminal activity stemming from virtual currency activity. The U.S. Treasury Department has expressed concern regarding digital assets' potential to be used to fund illicit activities and may seek to implement new regulations governing digital asset activities to address these concerns. Digital asset markets in the United States exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of bitcoin or the Fund Shares, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of bitcoins, mining activity, digital wallets, the provision of services related to trading and custodying bitcoin, the operation of the bitcoin network, or the digital asset markets generally.

Various foreign jurisdictions have, and may continue to, in the near future, adopt laws, regulations or directives that may affect the bitcoin network, digital asset trading platforms, and their users, particularly digital asset trading platforms and service providers that fall within such jurisdictions' regulatory scope. There remains significant uncertainty regarding foreign governments' future actions with respect to the regulation of digital assets and digital asset trading platforms. Such laws, regulations or directives may conflict with those of the United States and may negatively impact the acceptance of bitcoin by users, merchants and service providers outside the United States and may therefore impede the growth or sustainability of the bitcoin economy in their jurisdictions or globally, or otherwise negatively affect the value of bitcoin. The effect of any future regulatory change on the Underlying ETPs and/or Bitcoin Index or on bitcoin is impossible to predict, but such change could be substantial and adverse to the Underlying ETPs and/or Bitcoin Index and the value of the Fund Shares.

Competition from central bank digital currencies ("CBDCs") and emerging payments initiatives involving financial institutions could adversely affect the value of bitcoins and other digital assets.

In addition, over the past several years, some digital asset trading platforms have been closed due to fraud and manipulative activity, business failure or security breaches. In many of these instances, the customers of such digital asset trading platforms were not compensated or made whole for the partial or complete losses of their account balances in such digital asset trading platforms. While, generally speaking, smaller digital asset trading platforms are less likely to have the infrastructure and capitalization that make larger digital asset trading platforms more stable, larger digital asset trading platforms are more likely to be appealing targets for hackers and malware and their shortcomings or ultimate failures are more likely to have contagion effects on the digital asset ecosystem, and therefore may be more likely to be targets of regulatory enforcement action.

•  Risks Associated with the Index — General — The failure of the respective Index methodology to measure the actual value of bitcoin could have an adverse effect on the Underlying ETPs and/or Bitcoin Index. In addition, the value of bitcoin as calculated by the Index methodology may differ from the value of bitcoin calculated by other methodologies and the price of bitcoin on any single spot market.

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The Underlying ETPs and/or Bitcoin Index may not achieve the desired degree of correlation between their performance and that of their respective Index and thus may not achieve their investment objective. With respect to the Underlying ETPs, the difference in performance may be due to factors such as fees, transaction costs, redemptions of, and subscriptions for, an Underlying ETP's shares, pricing differences, differences in the timing of the addition or removal of constituent exchanges underlying the Index used by the Underlying ETP to determine its NAV or the cost to the Underlying ETPs of complying with various new or existing regulatory requirements.

Risks Associated with the Index — Underlying Funds —

B.  IBIT

The Index used by IBIT to determine the net asset value of the iShares Bitcoin Trust ETF on each Business Day is based on the value of bitcoin as reflected by the index was developed by the CF Benchmarks Ltd., the "Index Administrator". The Index Administrator has substantial discretion at any time to change the methodology used to calculate the Index, including the spot markets that contribute prices to the IBIT's NAV. Any such changes could affect the present, past and expected levels of the Index and could adversely affect performance of the Index. The Index Administrator does not have any obligation to take the needs of the IBIT fund, the IBIT fund's shareholders, or anyone else into consideration in connection with such changes. There is no guarantee that the methodology currently used in calculating the Index will appropriately track the price of bitcoin in the future. By investing in IBIT, shareholders will have no rights against the Index Administrator or any other persons that have discretion over the Index, even though these entities administer, oversee and determine the Index.

Furthermore, because the number of digital asset trading platforms is limited, the Index will necessarily be comprised of a limited number of digital asset trading platforms. If a digital asset trading platform were subjected to regulatory, volatility or other pricing issues, the Index Administrator would have limited ability to remove such digital asset trading platform from the Index, which could skew the price of bitcoin as represented by the Index. Trading on a limited number of digital asset trading platforms may result in less favorable prices and decreased liquidity of bitcoin and, therefore, could have an adverse effect on the value of IBIT's shares.

B.  BTC

The Index used to price the shares of BTC is the CoinDesk Bitcoin Price Index (XBX) (the "Index") developed by CoinDesk indices, Inc. (the "Index Provider"). The Index is a U.S. dollar-denominated composite reference rate for the price of Bitcoin. The Index is designed to (1) mitigate the effects of fraud, manipulation and other anomalous trading activity from impacting the Bitcoin reference rate, (2) provide a real-time, volume-weighted fair value of Bitcoin and (3) appropriately handle and adjust for non-market related events. The Index Provider formally re-evaluates the weighting algorithm quarterly, but maintains discretion to change the way in which an Index Price is calculated based on its periodic review or in extreme circumstances. The exact methodology to calculate the Index Price is not publicly available. The Index is designed to limit exposure to trading or price distortion of any individual Digital Asset Trading Platform that experiences periods of unusual activity or limited liquidity by discounting, in real-time, anomalous price movements at individual Digital Asset Trading Platforms. The Digital Asset Trading Platforms that are included in the Index (the Constituent Trading Platforms) are selected by the Index Provider utilizing a methodology that is guided by the International Organization of Securities Commissions ("IOSCO") principles for financial benchmarks. For an exchange to become a Constituent Trading Platform, it must satisfy the Inclusion Criteria described in this prospectus, as may be updated by the Index Provider from time to time.

The Index has a limited history and the Index Price is a composite reference rate calculated using trading price data from various Digital Asset Trading Platforms chosen by the Index Provider. The Index Provider may remove or add Digital Asset Trading Platforms to the Index in the future at its discretion. Although the Index is designed to accurately capture the market price of Bitcoin, third parties may be able to purchase and sell Bitcoin on public or private markets not included among the constituent Digital Asset Trading Platforms of the Index, and such transactions may take place at prices materially higher or lower than the Index Price. Moreover, there may be variances in the prices of Bitcoin on the various Digital Asset Trading Platforms, including as a result of differences in fee structures or administrative procedures on different Digital Asset Trading Platforms. The price of Bitcoin on public Digital Asset Trading Platforms has a limited history, and during this history, Bitcoin prices on the Digital Asset Markets more generally, and on Digital Asset Trading Platforms individually, have been volatile and subject to influence by many factors, including operational interruptions. While the Index is designed to limit exposure to the

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interruption of individual Digital Asset Trading Platforms, the Index Price, and the price of Bitcoin generally, remains subject to volatility experienced by Digital Asset Trading Platforms, and such volatility could adversely affect the value of the Shares. Furthermore, because the number of Digital Asset Trading Platforms is limited, the Index will necessarily be comprised of a limited number of Digital Asset Trading Platforms. If a Digital Asset Trading Platform were subjected to regulatory, volatility or other pricing issues, the Index Provider would have limited ability to remove such Digital Asset Trading Platform from the Index, which could skew the price of Bitcoin as represented by the Index. Trading on a limited number of Digital Asset Trading Platforms may result in less favorable prices and decreased liquidity of Bitcoin and, therefore, could have an adverse effect on the value of the Shares.

E.  BITB

BITB will establish its net asset value with reference to the CME CF Bitcoin Reference Rate — New York Variant ("BRRNY") which is a standardized reference rate published by CF Benchmarks Ltd. (the "Benchmark Provider") that is designed to reflect the performance of bitcoin in U.S. dollars. The BRRNY is calculated by the Benchmark Provider based on an aggregation of executed trade flow of major bitcoin trading platforms ("Constituent Platforms"). The BRRNY currently uses substantially the same methodology as the CME CF Bitcoin Reference Rate ("BRR"), including utilizing the same six Constituent Platforms, which is the underlying rate to determine settlement of CME bitcoin futures contracts, except that the BRRNY is calculated as of 4:00 p.m. Eastern time ("ET"), whereas the BRR is calculated as of 4:00 p.m. London time.

The BRRNY and the BRR have a limited history and their value is an average composite reference rate calculated using volume-weighted trading price data from the Constituent Platforms. A longer history of actual performance through various economic and market conditions would provide greater and more reliable information for an investor to assess BRRNY's performance. The Benchmark Provider has substantial discretion at any time to change the methodology used to calculate the BRRNY, including the Constituent Platforms that contribute prices to the Bitwise Bitcoin Trust's NAV. The Benchmark Provider does not have any obligation to take the needs of the Bitwise Bitcoin Trust, the Shareholders, or anyone else into consideration in connection with such changes. There is no guarantee that the methodology currently used in calculating the BRRNY will appropriately track the price of bitcoin in the future. Neither the CME Group nor the Benchmark Provider has any obligation to take the needs of the Bitwise Bitcoin Trust or the Shareholders into consideration in determining, composing, or calculating the BRRNY or in the selection of the Constituent Platforms used. The Constituent Platforms are chosen by the Benchmark Provider, under the oversight of the CME CF Cryptocurrency Pricing Products Oversight Committee. Although the BRRNY is intended to accurately capture the market price of bitcoin, third parties may be able to purchase and sell bitcoin on public or private markets not included among the Constituent Platforms, and such transactions may take place at prices materially higher or lower than the BRRNY price. The pricing sources (Constituent Platforms) used by the BRRNY are digital asset trading venues that facilitate the buying and selling of bitcoin and other digital assets.

Although many pricing sources refer to themselves as "exchanges," they are not registered with, or supervised by, the SEC or CFTC and do not meet the regulatory standards of a national securities exchange or designated contract market. For these reasons, among others, purchases and sales of bitcoin may be subject to temporary distortions or other disruptions due to various factors, including the lack of liquidity in the markets and government regulation and intervention. These circumstances could affect the price of bitcoin used in BRRNY calculations and, therefore, could adversely affect the bitcoin price as reflected by the BRRNY.

The BRRNY is based on various inputs which may include price data from various third-party digital asset trading platforms. Neither the CME Group nor the Benchmark Provider guarantee the validity of any of these inputs, which may be subject to technological error, manipulative activity, or fraudulent reporting from their initial source. BITB utilizes the BRRNY to establish its NAV and NAV per Share. In the event that the BRRNY is incorrectly calculated, is not timely calculated or changes its calculation methodology in the future, such an occurrence may adversely impact an investment in the Shares or the Bitwise Bitcoin Trust's operations. The CME Bitcoin Real Time Price also has a limited history and shares some of the same structural and methodological features and risks as the BRRNY. The Bitwise Bitcoin Trust utilizes the CME Bitcoin Real Time Price to establish its Indicative Trust Value ("ITV"). The ITV is intended to provide additional information not otherwise available to the public that may be useful to investors and market professionals in connection with the trading of the Shares on the Exchange. It is calculated by using the prior day's holdings at close of business and the most recently reported price level of the CME Bitcoin

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Real Time Price. While investors are capable of assessing the intra-day movement of the price of the Shares and the bitcoin market price of bitcoin, Shareholders may use the ITV as a data point in their assessment of the value of the Shares. In the event that the CME Bitcoin Real Time Price is incorrectly calculated, is not timely calculated or changes its calculation methodology in the future, such an occurrence may adversely impact the utility of the ITV to Shareholders. Although the BRRNY and CME Bitcoin Real Time Price are designed to accurately capture the market price of bitcoin, third parties may be able to purchase and sell bitcoin on public or private markets not included among the Constituent Platforms of the BRRNY and CME Bitcoin Real Time Price, and such transactions may take place at prices materially higher or lower than the level of the BRRNY used to establish the NAV. To the extent such prices differ materially from the level of the BRRNY used to establish the NAV, investors may lose confidence in the Shares' ability to track the market price of bitcoin, which could adversely affect an investment in the Shares.

The Sponsor, in its sole discretion, may cause the Bitwise Bitcoin Trust to price its portfolio based upon an index, benchmark or standard other than the BRRNY at any time, with prior notice to the Shareholders, if investment conditions change or the Sponsor believes that another index, benchmark or standard better aligns with the Bitwise Bitcoin Trust's investment objective and strategy. The Sponsor may make this decision for a number of reasons, including, but not limited to, a determination that the BRRNY price of bitcoin differs materially from the global market price of bitcoin and/or that third parties are able to purchase and sell bitcoin on public or private markets not included among the Constituent Platforms, and such transactions may take place at prices materially higher or lower than the BRRNY price. The Sponsor, however, is under no obligation whatsoever to make such changes in any circumstance. The Constituent Platforms have changed over time.

The price of bitcoin on public digital asset trading platforms has a limited history, and during this history, bitcoin prices on the digital asset markets more generally, and on digital asset trading platforms individually, have been volatile and subject to influence by many factors, including operational interruptions. While the BRRNY is designed to limit exposure to the interruption of individual digital asset trading platforms, the BRRNY price, and the price of bitcoin generally, remains subject to volatility experienced by digital asset exchanges, and such volatility could adversely affect the value of the Shares. Furthermore, because the number of liquid and credible digital asset trading platforms is limited, the BRRNY will necessarily be composed of a limited number of digital asset trading platforms. If a digital asset trading platform were subjected to regulatory, volatility or other pricing issues, the Benchmark Provider would have limited ability to remove such digital asset trading platform from the BRRNY, which could skew the price of bitcoin as represented by the BRRNY. Trading on a limited number of digital asset trading platforms may result in less favorable prices and decreased liquidity of bitcoin and, therefore, could have an adverse effect on the value of the Shares.

F.  FBTC

The Fidelity Wise Origin Bitcoin Fund seeks to track the performance of bitcoin, as measured by the performance of the Fidelity Bitcoin Reference Rate (the "Index"), adjusted for the Fidelity Wise Origin Bitcoin Fund's expenses and other liabilities. The Fidelity Bitcoin Reference Rate is designed to reflect the performance of bitcoin in U.S. dollars. The Index is constructed using bitcoin price feeds from eligible bitcoin spot markets and the volume-weighted median price ("VWMP") methodology, calculated every 15 seconds based on VWMP spot market data over rolling sixty-minute increments to develop a bitcoin price composite. The Index methodology was developed by Fidelity Product Services LLC (the "Index Provider") and is monitored by the Fidelity Index Committee (the "Committee") with the assistance of the Fidelity Digital Asset Indices Advisory Committee. Coin Metrics, Inc. is the third-party calculation agent ("Calculation Agent") for the Index.

The Index was developed by an affiliate of the Sponsor, the Index Provider. The Index Provider has substantial discretion at any time to change the methodology used to calculate the Index, including the spot markets that contribute prices to the Fidelity Wise Origin Bitcoin Fund's NAV. Any such changes could affect the present, past and expected levels of the Index and could adversely affect performance of the Index. The Index Provider does not have any obligation to take the needs of the Fidelity Wise Origin Bitcoin Fund, the Fidelity Wise Origin Bitcoin Fund's Shareholders, or anyone else into consideration in connection with such changes. There is no guarantee that the methodology currently used in calculating the Index will appropriately track the price of bitcoin in the future. The Index Provider has no obligation to take the needs of the Fidelity Wise Origin Bitcoin Fund or the Shareholders into consideration in determining, composing, or calculating the Index. By investing in the Fidelity Wise Origin Bitcoin Fund, Shareholders will have no rights against the Index Provider or any other persons that have discretion over the Index, even though these entities administer, oversee and determine the Index.

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Pricing sources used by the Index are digital asset spot markets that facilitate the buying and selling of bitcoin and other digital assets. Although many pricing sources refer to themselves as "exchanges," they are not registered with, or supervised by, the SEC or CFTC and do not meet the regulatory standards of a national securities exchange or designated contract market. For these reasons, among others, purchases and sales of bitcoin may be subject to temporary distortions or other disruptions due to various factors, including the lack of liquidity in the markets and government regulation and intervention. For example, on June 5, 2023, the SEC filed lawsuits against cryptocurrency exchanges Coinbase and Binance alleging, among other things, their operation of an unlicensed securities exchange. These circumstances could affect the price of bitcoin used in Index calculations and, therefore, could adversely affect the level of the Index.

The Index is based on various inputs which include price data from various third-party bitcoin spot markets. The Index Provider does not guarantee the validity of any of these inputs, which may be subject to technological error, manipulative activity, or fraudulent reporting from their initial source.

The Sponsor, in its sole discretion, may cause FBTC to track (or price its portfolio based upon) an index or standard other than the Index at any time, with prior notice to the Shareholders, if investment conditions change or the Sponsor believes that another index or standard better reflects the price of bitcoin. The Sponsor, however, is under no obligation whatsoever to make such changes in any circumstance.

Using a VWMP methodology and price feeds from eligible bitcoin spot markets, the Index intends to represent the U.S. dollar value of one bitcoin every 15 seconds based on VWMP spot market data over rolling sixty-minute increments. As such, the VWMP methodology used to determine the NAV may not be reflective of market events and other developments that occur after its pricing window and thus this methodology may not be reflective of the then-available market price of bitcoin in periods between its calculation. Additionally, as the methodology references a median price, it may not reflect the price of bitcoin available for the Fidelity Wise Origin Bitcoin Fund to transact on any single spot market. The Sponsor does not intend, and disclaims any obligation, to determine whether the methodology used to determine the level of the Index accurately reflects the value of bitcoin or the price at which market transactions in bitcoin could be readily effected at any given time.

E.  ARKB

ARKB investment objective is to track the performance of bitcoin as measured by the performance of the CME CF Bitcoin Reference Rate — New York Variant (the "Index"), adjusted for the ARK 21Shares Bitcoin ETF's expenses and other liabilities. The Index is calculated by CF Benchmarks Ltd. (the "Index Provider") based on an aggregation of executed trade flow of major bitcoin spot exchanges. The Index is designed to reflect the performance of bitcoin in U.S. dollars. The Index currently uses substantially the same methodology as the CME CF Bitcoin Reference Rate ("BRR"), including utilizing the same six bitcoin exchanges, which is the underlying rate to determine settlement of CME bitcoin futures contracts, except that the Index is calculated as of 4:00 p.m. Eastern time ("ET"), whereas the BRR is calculated as of 4:00 p.m. London time. The Shares of the ARK 21Shares Bitcoin ETF are valued daily based on the Index.

The Index was developed by the Index Provider and has a limited performance history. Although the Index is based on materially the same methodology (except calculation time) as the Index Provider's BRR, which was first introduced in November 2016, the Index itself has only been in operation since February 2022, and the Index has only featured its current roster of Constituent Exchanges since May 2022. A longer history of actual performance through various economic and market conditions would provide greater and more reliable information for an investor to assess the Index's performance. The Index Provider has substantial discretion at any time to change the methodology used to calculate the Index, including the spot markets that contribute prices to the ARK 21Shares Bitcoin ETF's NAV. The Index Provider does not have any obligation to take the needs of the ARK 21Shares Bitcoin ETF, the ARK 21Shares Bitcoin ETF's Shareholders, or anyone else into consideration in connection with such changes. There is no guarantee that the methodology currently used in calculating the Index will appropriately track the price of bitcoin in the future. The Index Provider has no obligation to take the needs of the ARK 21Shares Bitcoin ETF or the Shareholders into consideration in determining, composing, or calculating the Index.

Pricing sources used by the Index are digital asset spot markets that facilitate the buying and selling of bitcoin and other digital assets. Although many pricing sources refer to themselves as "exchanges," they are not registered with, or supervised by, the SEC or CFTC and do not meet the regulatory standards of a national securities exchange or designated contract market. For

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Additional Information About Investment Strategies and Related Risks

these reasons, among others, purchases and sales of bitcoin may be subject to temporary distortions or other disruptions due to various factors, including the lack of liquidity in the markets and government regulation and intervention. These circumstances could affect the price of bitcoin used in Index calculations and, therefore, could adversely affect the bitcoin price as reflected by the Index.

The Index is based on various inputs which include price data from various third-party bitcoin spot markets. The Index Provider does not guarantee the validity of any of these inputs, which may be subject to technological error, manipulative activity, or fraudulent reporting from their initial source.

The Sponsor, in its sole discretion, may cause the ARK 21Shares Bitcoin ETF to track (or price its portfolio based upon) an index or standard other than the Index at any time, with prior notice to the Shareholders, if investment conditions change or the Sponsor believes that another index or standard better aligns with the ARK 21Shares Bitcoin ETF's investment objective and strategy.

• Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETPs' securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETPs fall, the value of your investment in the Fund will decline.

• Floor Risk: The Fund will be subject to the first 20% of the negative price return of Spot bitcoin, and there can be no guarantee that the Fund will be successful in its strategy to limit the losses in excess of the first 20% experienced by the Underlying ETPs and/or Bitcoin Index during an Outcome Period. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment. In addition, the Fund's NAV may not change significantly when the share price of the Underlying ETPs and/or Bitcoin Index is materially below the Floor. If the Outcome Period has begun and the Underlying ETP's share price has decreased in value by more than 20%, an investor purchasing or selling shares at that time may not benefit from subsequent gains in the share price of the Underlying ETPs and/or Bitcoin Index until the Floor is reached and exceeded again (i.e., the share price of the Underlying ETPs and/or Bitcoin Index has recovered to a loss of only 20% from the start of the Outcome Period).

• FLEX Options Risk — Trading FLEX Options involves risks different from, and possibly greater than, the risks associated with investing directly in securities or in other types of options. FLEX Options, like other listed options, are traded on the U.S. options markets and are issued by OCC. However, unlike other options, the terms of FLEX Options are not all standardized. When a FLEX Option is purchased and sold in an opening transaction, the parties to the transaction have the flexibility, within limitations set forth in the rules of the options market on which the transaction occurs, to fix certain of the option's terms. The flexibility to fix certain terms is what makes FLEX Options different from other types of options. Because many of the terms of FLEX Options are not standardized, it is less likely that there will be an active secondary market in which holders and writers of such options will be able to close out their positions by offsetting sales and purchases. Because FLEX Options have variable terms that are fixed by the parties, there are no pre-established series of FLEX Options. Rather, any different series of FLEX Options may be created and outstanding at any given time as a result of the various designations of variable terms that are made in different transactions. Secondary trading interest in FLEX Options may therefore be spread over a larger number of series than the trading interest in other options, the trading interest in any particular series of FLEX Options may be very limited, the secondary markets in FLEX Options may be less deep, liquid and continuous than the markets in other options on the same underlying interests, and the premiums for FLEX Options may not correlate with premiums for such other options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the

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Additional Information About Investment Strategies and Related Risks

liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities. The Fund also is subject to the risk that the OCC will become insolvent or otherwise be unable to meet its obligations, which could cause the Fund to suffer losses which may be significant.

The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

OCC may base its calculations of the margin requirements for positions in a series of FLEX Options on an estimate derived from data and factors OCC deems pertinent in respect of quotations and transactions in that options series and in other options series. Alternatively, OCC may fix such margin requirements at a level it deems necessary to protect the respective interests of OCC, the clearing members and the public. As a result, the Fund's margin requirements for positions in FLEX Options may differ from — and may be significantly greater than — the margin requirements applicable to similar positions in other options on the same underlying interest.

• Interest Rate Risk — Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. Prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

• Investment in a Subsidiary — As determined necessary or advisable by the Fund, the Fund may invest a portion of its assets in a wholly-owned subsidiary (a "Subsidiary"), organized under the laws of the Cayman Islands. Investment in the Subsidiary is expected to provide the Fund with exposure to Spot bitcoin within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including options on the Underlying ETPs and/or Bitcoin Index. The Fund does not intend to create or acquire primary control of any entity which engages in investment activities in securities or other assets other than entities wholly-owned or majority owned by the Fund. To the extent that a Fund invests in the Subsidiary, the Fund may be subject to the risks associated with the above-mentioned derivative instruments and other securities, which are discussed elsewhere herein and the SAI. To comply with the asset diversification test applicable to a RIC (discussed elsewhere in this prospectus), the Fund intends to limit its investments in such subsidiary to 25% of the Fund's total assets at the end of each taxable quarter.

Although the Subsidiary may be considered similar to investment companies, it is not registered under the 1940 Act and, unless otherwise noted in each Fund's Prospectus and SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. The Board of Trustees, however, has oversight responsibility for the investment activities of each Fund, including its investment in its respective subsidiary. In addition, each Fund is the sole shareholder of its respective Subsidiary, and it is not currently expected that shares of a Subsidiary will be sold or offered to other investors.

The Fund will treat a Subsidiary's assets as assets of the Fund for purposes of determining compliance with various provisions of the 1940 Act applicable to the Fund, including those relating to investment policies for purposes of Section 8, capital structure so that the Fund treats the debt of the Subsidiary as its own for purposes of Sections 18, and affiliated transactions and custody for purposes of Sections 17. The Advisor to the Subsidiary complies with the provisions of Section 15 of the 1940 Act as an investment adviser to the Fund, as defined in Section 2(a)(20) of the 1940 Act. The Subsidiary and its board agree to designate an agent for service of process in the United States. The Subsidiary's custodian is State Street Bank and Trust Company.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or a Subsidiary to operate as described in the Fund's Prospectus and SAI and could negatively affect a Fund and its shareholders.

The Advisor also serves as the investment adviser to the Subsidiary but will not receive separate compensation for services provided to the subsidiary.

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Additional Information About Investment Strategies and Related Risks

• Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 80% downside protection or upside participation in the price of Spot bitcoin as reflected through investment in one or more Underlying ETPs and/or Bitcoin Index. The Fund's downside protection and upside participation of the price of Spot bitcoin may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETPs and/or Bitcoin Index during the approximately 12 month options package. However, Fund Shares may not experience the same price movement as the price movement of the price of Spot bitcoin. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETPs and/or Bitcoin Index price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Spot bitcoin price (as measured by the BRRNY) has increased from its price at the beginning of the options package period, the investor may not be 80% protected against downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the price of Spot bitcoin has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in Spot bitcoin's value.

• Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Liquidity Risk — FLEX Options — If and when available, in the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

• Liquidity Risk — Listed Options — There is no guarantee that a liquid secondary trading market will exist for the Listed Options. The trading in Listed Options may be less deep and liquid than the market for certain other exchange traded option contracts. In a less liquid market for the Listed Options terminating the Listed Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of Listed Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its Listed Option positions. A less liquid trading market may adversely impact the value of the Listed Options and the value of your investment.

• Liquidity Risk — OTC Options — There is no guarantee that a liquid secondary trading market will exist for the OTC Options. The trading in OTC Options may be less deep and liquid than the market for certain other securities, including exchange traded option contracts. In a less liquid market for the OTC Options, terminating the OTC Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. A less liquid trading market may adversely impact the value of the OTC Options and the value of your investment.

• Management Risk — Investment decisions will be made for the Fund by the Advisor. The Fund is subject to management risk because, in relying on the Advisor to achieve its investment objective, it runs the risk that the Advisor's investment techniques will fail to produce intended results and that this may cause the Fund to incur significant losses. Purchasing and selling options are highly specialized activities and entail higher risks than simply purchasing and selling publicly traded securities. The Advisor may fail to use options effectively and options purchased or sold by the Fund may fail to perform as expected by the Advisor. The Fund's success will depend in part on the Advisor's ability to correctly predict the rates of return and risks of the options that it sells or buys.

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Additional Information About Investment Strategies and Related Risks

• Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

• Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

• New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

• Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

• Options Risk — The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in those indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed call option is dependent, in part, upon the liquidity of the options market. An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange, which provides a secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, a Fund will not be able to effect an offsetting closing transaction for a particular option. Reasons for the absence of a liquid secondary market on a national securities exchange include the following: (i) insufficient trading interest in some options; (ii) restrictions by an exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions on particular classes or series of options or underlying securities; (iv) unusual or unforeseen interruptions in normal operations on an exchange; (v) inability to handle current trading volume; or (vi) discontinuance of options trading (or trading in a particular class or series of options). In addition, the hours of trading for options on an exchange may not conform to the hours of trading of the underlying securities, creating a risk of significant changes in the prices of underlying securities that are not immediately reflected in the options markets. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. Until FLEX Options and/or Listed Options become available, the Fund will purchase and sell OTC Options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed call options. OTC Options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

The holder of an option may terminate its position in a call option it has purchased by allowing it to expire or by exercising the option. If an option is European style, it may be exercised only on its expiration date. If the option is American style, it may be exercised on any day up to and including its expiration date. While the Fund expects to enter into European style options that are exercisable at the strike price only on the expiration date at the end of an Outcome Period, it may enter into American style options from time to time. When the Fund writes an American style option, it has no control over when it will be required to fulfill its obligations and there is risk that a counterparty will exercise the option at a time that is not advantageous to the Fund. If an American style option is exercised, the Fund may close out the corresponding purchased option and enter into new options. There can be no guarantee that a Fund will be able to effect a closing purchase or a closing sale with respect to a

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Additional Information About Investment Strategies and Related Risks

specific option at any particular time or that the Fund will not suffer losses as a result of a written option being exercised prior to the end of an Outcome Period.

• OTC Options Risk — Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the Underlying ETPs underlying an OTC Option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. The Advisor's assessment of any Counterparty may be inaccurate or incomplete and is subject to considerable judgment, which may be incorrect.

• Position Limits Risk — The options exchanges have established limits on the maximum number of puts and calls covering the same underlying security that may be held or written by a single investor or group of investors acting in concert or under common control (regardless of whether the options are purchased or written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). These are referred to as "position limits." The position limit applicable to a particular option class is determined by the options exchange based on the number of shares outstanding and trading volume of the security underlying the option. The rules of the options markets generally limit the maximum number of options on the same side of the market (i.e., calls held plus puts written, or puts held plus calls written) with respect to a single underlying interest that may be carried in the accounts of a single investor or group of investors acting in concert. An options market may require that positions in certain Listed Options or FLEX Options be aggregated with positions in certain other options for purposes of calculating position limits.

The clearing members that clear the Fund's listed option positions are required to monitor and report the Fund's positions to the options exchanges and may be required to liquidate positions in excess of these limits. Failure to comply with position limits may result in the imposition of fines and other sanctions by the options exchanges.

Even if a Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Advisor and its affiliates may be aggregated. Therefore, the trading decisions of the Advisor may have to be modified and positions held by a Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of a Fund and prevent the Fund from achieving its investment objective. A violation of position limits could also lead to regulatory action materially adverse to a Fund's investment strategy.

• Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

• Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

• Sector Risk — To the extent the Underlying ETPs invest a significant portion of their assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that one or more, if not all of the Underlying ETPs may underperform the broader market, or experience greater volatility.

• Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Code. The federal income tax treatment of certain aspects of the Fund's operations — including its option strategy, its hedging strategy, and the possible application of the "straddle" rules and various loss limitations — is not entirely clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with

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Additional Information About Investment Strategies and Related Risks

the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must derive at least 90% of its gross income each year from "qualifying income," meet certain diversification tests at the end of each quarter and meet an annual distribution test. For purposes of the qualifying income requirement, the treatment of derivatives that provide exposure to the Underlying ETPs or bitcoin is not entirely clear, and thus whether the income and gain therefrom is qualifying income is uncertain. If the Fund were to treat income or gain from particular instruments linked to bitcoin as qualifying income, an adverse determination or future guidance by the Internal Revenue Service with respect to the treatment of income or gain from those investments may adversely affect the Fund's ability to qualify as a RIC. For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. The Underlying ETPs are expected to be treated as the issuer of certain of the Fund's investments, which may make it more difficult for the Fund to meet the diversification tests. In addition, an adverse determination or future guidance by the Internal Revenue Service with respect to issuer identification for the Fund's investments may adversely affect the Fund's ability to qualify as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

The Fund's investments in offsetting positions with respect to the Underlying ETPs may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund.

• Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

• U.S. Government Security Risk — Some securities issued by U.S. Government agencies or government-sponsored enterprises are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or enterprise to borrow from the U.S. Treasury. There can be no assurance that the U.S. Government will always provide financial support to those agencies or enterprises.

• U.S. Treasury Risk — A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury securities to decline. U.S. Treasury securities are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities.

• Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the OTC Options, FLEX Options and Listed Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Advisor in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

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Additional Information About Investment Strategies and Related Risks

The following are non-principal risks that generally apply to the Fund:

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to the Fund and its shareholders.

Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, "ransomware" that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund, Calamos Advisors, custodian, transfer agent, distributor, market maker, authorized participants, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund's investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner.

Investment Management Risk. Whether the Fund achieves its investment objective(s) is significantly impacted by whether the Advisor is able to choose suitable investments for the Fund.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Advisor cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its investment objective. Although the Fund and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced periods of increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (such as wars (including Russia's military invasion of the Ukraine), terror attacks, natural or environmental disasters, country instability, and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, dramatic changes in currency exchange rates, and public sentiment.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Widespread disease and virus epidemics and pandemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments.

Portfolio Security Holdings Disclosure

A description of the Fund's policies and procedures in connection with the disclosure of portfolio security holdings of the Fund are available in the SAI and on the Fund's website, www.calamos.com.

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Fund Facts

Who manages the Fund?

Investment Adviser

The Fund is advised by Calamos Advisors LLC ("Calamos Advisors" or the "Advisor"), 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). CILLC's assets under management as of December 31, 2024 were $40 billion ($38 billion of which represented Calamos Advisors' assets under management). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of December 31, 2024, approximately 22% of the outstanding interests of CILLC was owned by CAM and the remaining approximately 78% of CILLC was owned by Calamos Partners LLC ("CPL") and John P. Calamos, Sr. CAM was owned by John P. Calamos, Sr. and John S. Koudounis, and CPL was owned by John S. Koudounis and Calamos Family Partners, Inc. ("CFP"). CFP was beneficially owned by members of the Calamos family, including John P. Calamos, Sr.

Subject to the overall authority of the Board of Trustees, Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services, the Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a quarterly basis. The Fund will pay fees (before any reimbursement) under the management agreement in the following amounts as a percentage of its average net assets:

ETF	FEES
Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April	0.69%

Out of this management fee, Calamos Advisors pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

At a meeting held on December 17, 2024, the Board of Trustees approved the Investment Management Agreement for the Fund. A discussion regarding the basis for the Board's approval of the Investment Management Agreement on behalf of the Fund will be included in the first shareholder report that covers the period in which the Fund commences operations.

Portfolio Managers

David O'Donohue. David O'Donohue joined Calamos Advisors in August 2014 and has been a Sr. Co-Portfolio manager (since February 2024) and Co-Head of Alternative Strategies (since July 2024) and was a Co-Portfolio Manager from September 2015 through January 2024. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O'Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Jimmy Young. Jimmy Young joined Calamos Advisors in June 2003 and has been a Co-Portfolio Manager since February 2019. Between February 2018 and February 2019, he was an Assistant Portfolio Manager. Prior thereto, he was a senior strategy analyst from September 2015 to February 2018. Between July 2013 and August 2015, he was a strategy analyst.

Eli Pars. Eli Pars joined Calamos Advisors in May 2013 and has been Co-CIO, Co-Head of Alternative Strategies (since July 2024; previously served as Head of Alternative Strategies from September 2015 to June 2024) and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012.

Jason Hill. Jason Hill joined Calamos Advisors in March 2004 and has been a Sr. Co-Portfolio Manager since February 2024 and was a Co-Portfolio Manager from June 2014 through January 2024. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

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Anthony Vecchiolla. Anthony Vecchiolla joined Calamos Advisors in May 2014 and since February 2023 has been Co-Portfolio Manager. Previously, he was Research Associate from May 2014 to August 2015, Research Analyst from September 2015 to February 2020, Senior Research Analyst from February 2020 to February 2021, and Assistant Portfolio Manager from February 2021 to January 2023.

The Fund's SAI provides additional information about each portfolio manager, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

Management Approach

Calamos Advisors employs a "team of teams" approach to portfolio management, led by the Global CIO and our CIO team consisting of 5 Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk. As heads of investment verticals, Co-CIOs manage investment team members and, along with Co-Portfolio Managers and Associate Portfolio Managers, have day-to-day portfolio oversight and construction responsibilities of their respective investment strategies. While investment research professionals within each Co-CIO's team are assigned specific strategy responsibilities, they also provide support to other investment team verticals, creating deeper insights across a wider range of investment strategies. The combination of specialized investment teams with cross-team collaboration results in what we call our team of teams approach.

This team of teams approach is further reflected in the composition of Calamos Advisors' Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading. Other members of the investment team participate in Investment Committee meetings in connection with specific investment related issues or topics as deemed appropriate.

The structure and composition of the Investment Committee results in a number of benefits, as it:

•  Leads to broader perspective on investment decisions: multiple viewpoints and areas of expertise feed into consensus;

•  Promotes collaboration between teams; and

•  Functions as a think tank with the goal of identifying ways to outperform the market on a risk-adjusted basis.

The objectives of the Investment Committee are to:

•  Form the firm's top-down macro view, market direction, asset allocation, and sector/country positioning.

•  Establish firm-wide secular and cyclical themes for review.

•  Review firm-wide and portfolio risk metrics, recommending changes where appropriate.

•  Review firm-wide, portfolio and individual security liquidity constraints.

•  Evaluate firm-wide and portfolio investment performance.

•  Evaluate firm-wide and portfolio hedging policies and execution.

•  Evaluate enhancements to the overall investment process.

How to Buy and Sell Fund Shares

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), such Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Shares are listed for secondary trading on the Exchange under the symbol CBTA and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may

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pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund's net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund's net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Advisor believes that large discounts and premiums to net asset value should not be sustained over long periods.

Authorized Participants may acquire shares directly from the Fund, and Authorized Participants may tender their shares for redemption directly to the Fund, at NAV per share only in Creation Units. Purchases and redemptions directly with the Fund must follow the Fund's procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Fund Shares and is recognized as the owner of all Fund Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Fund Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Fund Shares on the Exchange may differ from the Fund's daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Fund Shares.

The approximate value of Fund Shares, an amount representing on a per share basis the sum of the current market price of the cash or securities, as applicable, accepted by the Fund in exchange for Fund Shares and an estimated cash component, if any, is disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Fund Shares and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

Fund Shares may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants. The vast majority of trading in Fund Shares occurs on the secondary market, and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by Authorized Participants and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Fund Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases. However, direct trading by Authorized Participants is critical to ensuring that Fund Shares trade at or close to NAV.

The Fund impose no restrictions on the frequency of purchases and redemptions ("market timing"). To minimize these potential consequences of frequent purchases and redemptions of Fund Shares, the Fund employs fair valuation pricing, and

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imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Advisor monitors trades by Authorized Participants for patterns of abusive trading and the Fund reserves the right to not accept orders from Authorized Participants that the Advisor has determined may be disruptive to the management of the Fund, or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares. The Trust's policies and procedures regarding frequent purchases and redemptions may be modified by the Board of Trustees at any time.

The Trust's policies and procedures prohibit the practice of any officer or employee of the Trust, a Trust investment adviser (including any sub-adviser), the distributor, custodian, or transfer agent placing orders to purchase or redeem shares of a series of the Trust after the designated time as of which the Fund calculates its NAV (i.e., "late trading").

Distribution and Service Plan

The Fund has adopted a distribution and service plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

Fund Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the Fund at www.calamos.com. Among other things, this website includes this Prospectus and the SAI, and will include the Fund's holdings, the Fund's last annual and semi-annual reports (when available), pricing information about Fund Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the Fund is open for business, the Trust publicly disseminates the Fund's full portfolio holdings as of the close of the previous day through its website at www.calamos.com. A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

Dividends, Other Distributions and Taxes

Fund Distributions

The Fund intends to distribute its net realized capital gains, if any, to shareholders annually. Ordinarily, the Fund intends to declare and pay dividends from net investment income, if any, at least annually.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available. The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain dividends."

Brokers may make available to their customers who own Fund Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Fund Shares of the Fund purchased in the secondary market. Without this service, investors would receive their distributions in cash.

Taxes

As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in this prospectus is provided only as general information. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. However, with respect to certain tax issues, the summaries describe the general

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tax treatment of certain distributions made to corporations and non-U.S. persons. In addition, this section does not describe your state, local or non-U.S. tax consequences. You should consult your own tax advisor about the tax consequences of an investment in Fund Shares.

Fund distributions to you and the sale or redemption of your Fund Shares will have tax consequences to you. Such consequences may be different if you hold your Fund Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.

The Fund intends to elect to be treated and to qualify each year as a regulated investment company (a "RIC") under the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. However, the tax treatment of certain investments made by the Fund is not certain. An adverse determination or future guidance by the IRS might affect the Fund's ability to qualify as a RIC. The Fund's failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in corporate-level taxation and, consequently, a reduction in amounts available for distribution to shareholders.

The Fund may enter into option agreements with the same counterparty but has taken the position that the option agreements are separate agreements. Under general tax principles, the Fund would not accrue income on separate option agreements during the term of the agreements. However, if the agreements are treated as one agreement, the Fund might be required to accrue income and make annual distributions of income. If the Fund is required to accrue income, but does not distribute the income to shareholders, the Fund may fail to qualify as a RIC. In addition, if the agreements are treated as one agreement, the Fund may fail either or both of the RIC income and diversification tests.

For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of such investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of various derivatives that the Fund may enter into. Therefore, there is a risk that the Fund will not meet the Code's diversification requirements and will not qualify, or will be disqualified, as a RIC.

The Fund must derive at least 90% of its gross income each year from "qualifying income." The treatment of derivatives that provide exposure to the Underlying ETPs or bitcoin is not entirely clear, and thus whether the income and gain therefrom is qualifying income is uncertain. An adverse determination or future guidance by the Internal Revenue Service with respect to the treatment of income or gain from those investments may adversely affect the Fund's ability to qualify as a RIC.

Taxes on Distributions

Distributions by the Fund generally are taxable to you as ordinary income or capital gains. Distributions are subject to federal income tax, whether received in cash or reinvested in additional Fund shares or shares of another fund and may be subject to state or local taxes. Distributions of the Fund's "investment company taxable income" generally will be taxable as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Notwithstanding the foregoing, distributions that are attributable to "qualified dividends" received by the Fund may be eligible to be taxed at long-term capital gains rates, as long as the Fund and the shareholder meet certain holding period requirements. It is not anticipated that the Fund will have qualified dividend income.

Distributions of the Fund's net capital gain that are properly reported by the Fund as "capital gain dividends" will generally be taxable to you as long-term capital gains, currently at a maximum rate of 20%, regardless of your holding period in the Fund Shares. The Fund's option strategy is likely to reduce the amount of dividends that might otherwise qualify as capital gains dividends. Distributions in excess of the Fund's current and accumulated earnings and profits first will reduce your adjusted tax basis in your Fund Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 20%, if the distributions are attributable to Fund Shares that you have held for more than one year.

Certain non-corporate taxpayers will also be subject to a 3.8% U.S. federal Medicare contribution tax with respect to the lesser of (1) their "net investment income" or (2) the excess of their "modified adjusted gross income" over a threshold amount ($200,000 for single taxpayers and $250,000 for taxpayers who are married and filing jointly).

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Corporate shareholders of the Fund are generally eligible for a dividends-received deduction with respect to ordinary income dividends (but not capital gain dividends) properly designated as eligible for such deduction by the Fund, as long as the Fund and the corporate shareholder meet certain holding period and other requirements. It is not anticipated that the Fund will make distributions eligible for the dividend-received deduction.

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Fund Shares. Any distributions reinvested under such a service will nevertheless be taxable to you as described above.

You will have an adjusted basis in the additional Fund Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Fund Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the Fund's NAV per Share and generally will be taxable to you as ordinary income or capital gain even if it is paid from income or gains earned by the Fund before you invested in the Fund. From an investment standpoint, such a distribution constitutes a return of capital. However, from a tax standpoint, it constitutes taxable income. In general, distributions are subject to federal income tax as of the date of payment. However, distributions paid in January will be treated as paid on December 31 of the prior year if they were declared and payable to shareholders of record on a date in October, November or December of the prior year.

The Fund's transactions in derivatives, as well as any of its hedging, short sale, securities loan or similar transactions may be subject to one or more special tax rules. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders and thus taxes payable by shareholders.

If and when available, the FLEX Options and/or Listed Options included in the Fund's portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., "marked to market") at the end of each year. Some of the Fund's positions in options it holds may be subject to Section 1256 such that those positions will be marked to market. OTC options are not subject to Section 1256 of the Code, and there those positions will not be marked to market.

The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to the Fund that did not engage in such transactions.

You may be subject to federal back-up withholding tax, if you do not provide the Fund with a taxpayer identification number (for an individual, a social security number) and make other required certifications, or the Internal Revenue Service informs the Fund that your tax identification number is incorrect. Backup withholding is not an additional tax. You may claim the amount withheld as a credit on your federal income tax return, provided you furnish the appropriate information to the Internal Revenue Service.

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Taxes When Fund Shares are Sold

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if you have held the Fund Shares for more than one year and as short-term capital gain or loss if you have held the Fund Shares for one year or less. Long-term capital gain is taxed to individuals at reduced rates relative to short-term capital gain. The ability to deduct capital losses realized on a sale of Fund Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges equity securities for Creation Units will generally recognize a gain or a loss on the exchange. Any such gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange, plus (or minus) the cash amount received (or paid), and such Authorized Participant's aggregate basis in the securities surrendered. A person who redeems Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received plus (or minus) any cash received (or paid), and such person's basis in the Creation Units redeemed. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in the Authorized Participant's economic position with respect to such Creation Units. Persons exchanging securities should consult their own tax advisor with respect to the applicability of the wash sale rules and the availability and timing of a deduction for any loss. In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Fund must recognize taxable gain in respect of certain other securities that the Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or sold and at what price.

Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. The Fund's option strategy is likely to reduce the amount of distributions otherwise eligible to be capital gains dividends.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. The Internal Revenue Service and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Fund pays.

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Other Tax Matters

The foregoing is only a summary of certain federal income tax considerations of investing in the Fund under current law, which is subject to change in the future. Shareholders who are not U.S. persons within the meaning of the Code, such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You may also be subject to state and local taxes on distributions paid by the Fund, and sales and redemptions of Fund shares. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific tax situation. More information about taxes can be found in the Fund's SAI.

Net Asset Value

The NAV of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/(number of shares) = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ official closing price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent (s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

Securities held by the Fund are valued in accordance with policies and procedures established by the Advisor pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees ("Valuation Procedures"). If market quotations are not readily available, securities or other assets will be valued at their fair value as determined in good faith by the Advisor in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices. The Board of Trustees has designated Calamos Advisors as "valuation designee" for the Fund. The valuation designee is responsible for determining the value of the Fund's investments. The designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities or other assets.

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Fund Facts

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Fund Service Providers

State Street Bank and Trust Company ("State Street"), located at One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as the Fund's administrator, custodian, fund accounting and transfer agent.

Calamos Financial Services LLC ("CFS"), located at 2020 Calamos Court, Naperville, Illinois 60563, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Calamos Investment Trust, Calamos Advisors Trust, Calamos Antetokounmpo Sustainable Equities Trust, Calamos ETF Trust, and Calamos Aksia Alternative Credit and Income Fund. CFS is the proposed principal underwriter for the new series of Calamos ETF Trust, where it would serve as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, serves as legal counsel to the Trust.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund's NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.calamos.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC adopted Rule 12d1-4 under the 1940 Act on November 19, 2020, which became effective January 19, 2021. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

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PROSPECTUS | April 1, 2025

Financial Highlights

The Fund is new and has no performance history as of the date of this prospectus. Financial information is therefore not available.

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

Other Information

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Fund Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Summary of Certain Provisions of the Second Amended and Restated Trust Instrument

The summary below is a synopsis of certain provisions contained in the Trust's Second Amended and Restated Trust Instrument (the "Trust Instrument"). Shareholders should refer to the Trust Instrument for further information. Defined terms have the meanings contained in the Trust Instrument.

Derivative Actions

The Second Amended and Restated Trust Instrument (the "Trust Instrument") requires, within Section 9 of Article IV, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Series or Class, as applicable, to file the action itself.

In order to warrant consideration, any such written demand must include at least the following:

(1)  a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)  a statement to the effect that the complaining Shareholders believe that they will fairly and adequately represent the interests of similarly situated Shareholders in enforcing the right of the Trust or the affected Series or Class, as applicable and an explanation of why the complaining Shareholders believe that to be the case;

(3)  a certification that the following requirements have been met, as well as information reasonably designed to allow the Trustees to verify that certification:

(a)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, at the time of the action or failure to act complained of, or acquired the Fund Shares afterwards by operation of law from a Person who was a Shareholder at that time; and

(b)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as applicable, as of the time the demand required by Section 9 of Article IV was made; and

PROSPECTUS | April 1, 2025

Other Information

(4)  a certification that each complaining Shareholder will be a Shareholder of the Trust or the affected Series or Class, as applicable as of the commencement of the derivative action.

The Trust Instrument further provides that at least 10% of the Shareholders of the Trust or the affected Series or Class, as applicable, must join in bringing the derivative action. This provision does not apply to claims brought under the federal securities laws.

The Trust Instrument also provides that a copy of the derivative complaint must be served on the Trust, assuming the requirements described above have already been met and the derivative action has not been barred as further described in the Trust Instrument.

Forum and Waiver of Jury Trial

Section 10 of Article X of the Trust Instrument outlines which shareholder actions must be brought in state court and which must be brought in federal court. This section states in particular that, unless the Trust consents in writing to the selection of an alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under any federal securities law. This provision may increase costs for a shareholder to bring a claim or may limit a shareholder's ability to bring a claim in a judicial forum that they find more convenient or favorable. While the enforceability of the exclusive forum provisions may be challenged, this section also provides that if any provisions of Section 10 shall be held to be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining portions will still apply.

Section 10 of Article X of the Trust Instrument also states that shareholders and all other such persons bringing any such suit, action, or proceeding in the Superior Court in the State of Delaware waive the right to a trial by jury to the fullest extent permitted by law.

CALAMOS BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF® — APRIL

For more detailed information on the Fund, several additional sources of information are available to you. The Fund's SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (866) 363-9219, on the Fund's website at www.calamos.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Advisor, Distributor and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April

2020 Calamos Court
Naperville, IL 60563-2787
866.363.9219

www.calamos.com

SEC File
#811-22887